Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.6%
Money Market Funds - 100.6%

175,400,810	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$175,400,810

	TOTAL SHORT TERM INVESTMENTS (Cost $175,400,810)	$175,400,810

	TOTAL INVESTMENTS (Cost $175,400,810) - 100.6%	$175,400,810

	Liabilities in Excess of Other Assets - (0.6)%(b)	(1,021,303)

	TOTAL NET ASSETS - 100.0%	$174,379,507

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	$5,058,575 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2026

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)

Copper	3/27/2026	75	$11,107,500	$(524,063)	$1,590,931

Gold	6/26/2026	36	17,210,520	(2,214,360)	(779,495)

NY Harbor ULSD	5/29/2026	98	9,524,836	2,470	503,507

Silver	3/27/2026	16	6,282,480	(2,871,840)	2,003,715

Soybean	11/13/2026	580	31,312,750	(290,000)	(721,075)

WTI Crude	4/21/2026	242	15,565,440	-	(1,328)

			$91,003,526	$(5,897,793)	$2,596,255

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 80.9%
Accommodation - 0.3%
3,388	Airbnb, Inc. Class A (a)	$438,306
1,852	Hilton Worldwide Holdings, Inc.	552,841
5,096	Host Hotels & Resorts, Inc.	94,429
2,423	Las Vegas Sands Corp.	127,765
1,775	Marriott International, Inc. Class C	559,657
1,635	MGM Resorts International (a)	54,838
672	Wynn Resorts Ltd.	72,206

		1,900,042

Administrative and Support Services - 2.0%
685	Allegion PLC ADR (Ireland	113,292
740	Ameriprise Financial, Inc.	390,121
3,221	Automatic Data Processing, Inc.	795,007
255	Booking Holdings, Inc.	1,275,469
931	Broadridge Financial Solutions, Inc.	183,509
557	Corpay, Inc. (a)	175,249
976	Equifax, Inc.	196,566
299	FactSet Research System, Inc.	76,054
575	Gartner, Inc. (a)	120,526
2,354	Iron Mountain, Inc.	216,874
1,258	Live Nation Entertainment, Inc. (a)(b)	182,976
1,880	Match Group, Inc.	58,562
1,222	Moody’s Corp.	630,014
2,475	Paramount Skydance Corp. (b)	27,745
1,668	Qnity Electronics, Inc.	160,428
2,338	Rollins, Inc.	148,089
2,020	Royal Caribbean Cruises Ltd. ADR (Liberia)	655,793
16,550	Uber Technologies, Inc. (a)	1,324,828
13,445	Visa, Inc. Class A (b)	4,327,004
2,952	Waste Management, Inc.	656,053

		11,714,159

Air Transportation - 0.1%
5,166	Delta Air Lines, Inc.	340,388
4,120	Southwest Airlines Co.	195,782
2,577	United Continental Holdings, Inc. (a)	263,679

		799,849

Ambulatory Health Care Services - 0.1%
281	DaVita, Inc. (a)(b)	30,724
660	Labcorp Holdings, Inc.	179,203
410	Molina Healthcare, Inc. (a)	73,632
886	Quest Diagnostics, Inc.	165,709
9,175	Viatris, Inc.	120,101

		569,369

Amusement, Gambling, and Recreation Industries - 0.3%
14,222	The Walt Disney Co.	1,604,242

Apparel Manufacturing - 0.1%
2,719	Cintas Corp.	520,389
1,161	Deckers Outdoor Corp. (a)	138,554
309	Ralph Lauren Corp.	109,204

		768,147

Beverage and Tobacco Product Manufacturing - 1.0%
13,372	Altria Group, Inc.	828,930
1,123	Constellation Brands, Inc. Class A	175,974
10,821	Keurig Dr Pepper, Inc.	296,928
1,348	Molson Coors Brewing Co. Class B	64,758
5,683	Monster Beverage Corp. (a)	458,959
10,893	PepsiCo, Inc.	1,673,492
12,398	Philip Morris International, Inc.	2,224,697

		5,723,738

Broadcasting and Content Providers - 0.3%
701	Charter Communications, Inc. (a)(b)	144,490
28,952	Comcast Corp. Class A	861,322
1,660	FOX Corp. Class A	120,815
1,183	FOX Corp. Class B	77,569
528	TKO Group Holdings, Inc. (b)	106,962
19,737	Warner Bros Discovery, Inc. (a)	543,557

		1,854,715

Building Material and Garden Equipment and Supplies Dealers - 0.8%
4,469	Lowe’s Companies, Inc.	1,193,491
7,929	The Home Depot, Inc.	2,970,124
4,209	Tractor Supply Co.	214,154

		4,377,769

Chemical Manufacturing - 4.8%
14,080	AbbVie, Inc.	3,139,981
1,774	Air Products & Chemicals, Inc.	483,415
939	Albemarle Corp.	160,221
4,289	Amgen, Inc.	1,466,323
1,169	Biogen, Inc. (a)	210,291
1,241	Bio-Techne Corp.	79,536
16,217	Bristol-Myers Squibb Co.	892,746
1,242	CF Industries Holdings, Inc.	115,792
1,912	Church & Dwight Co., Inc.	184,030
973	Clorox Co.	109,745
6,423	Colgate-Palmolive Co.	579,933
3,337	DuPont de Nemours, Inc.	146,561
2,030	Ecolab, Inc.	572,440
6,324	Eli Lilly & Co.	6,558,936
9,884	Gilead Sciences, Inc.	1,403,034
1,314	Incyte Corp. (a)	131,492
4,541	IntercontinentalExchange, Inc.	789,135
2,038	International Flavors & Fragrances, Inc.	142,273
15,263	Kenvue, Inc.	265,576
2,643	Kimberly-Clark Corp.	264,273
3,719	Linde PLC ADR (Ireland	1,699,471
2,051	LyondellBasell Industries N.V. Class A ADR (Netherlands)	100,499
19,773	Merck & Co., Inc.	2,180,369
2,528	Mosaic Co.	69,520
45,291	Pfizer, Inc.	1,197,494
1,787	PPG Industries, Inc.	206,631

18,614	Procter & Gamble Co.	2,825,047
802	Regeneron Pharmaceuticals, Inc.	594,643
2,021	Vertex Pharmaceuticals, Inc. (a)	949,668
3,511	Zoetis, Inc.	438,243

		27,957,318

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
858	Lululemon Athletica, Inc. (a)	149,721
2,591	Ross Stores, Inc.	488,792
8,866	TJX Companies, Inc.	1,328,216

		1,966,729

Computer and Electronic Product Manufacturing - 25.4%
12,967	Advanced Micro Devices, Inc. (a)	3,069,678
2,259	Agilent Technologies, Inc.	302,367
46,346	Alphabet, Inc.	15,664,948
37,041	Alphabet, Inc. Class C	12,539,490
1,833	AMETEK, Inc.	410,555
9,750	Amphenol Corp. Class A	1,404,780
3,918	Analog Devices, Inc.	1,218,028
117,706	Apple, Inc.	30,542,353
6,348	Applied Materials, Inc.	2,046,087
8,224	Arista Networks, Inc. (a)	1,165,670
37,616	Broadcom, Inc.	12,462,181
31,393	Cisco Systems, Inc.	2,458,700
5,008	Danaher Corp.	1,096,201
2,401	Dell Technologies, Inc.	274,770
854	First Solar, Inc. (a)	192,594
5,037	Fortinet, Inc. (a)	409,307
2,530	Fortive Corp.	133,609
3,628	GE HealthCare Technologies, Inc.	286,503
1,774	Hologic, Inc. (a)	132,926
7,447	HP, Inc.	144,770
35,714	Intel Corp. (a)	1,659,630
7,446	International Business Machines Corp.	2,283,688
851	Jabil Circuit, Inc.	201,849
1,368	Keysight Technologies, Inc. (a)	295,939
1,491	L3Harris Technologies, Inc.	511,189
10,005	Lam Research Corp.	2,335,767
4,304	Microchip Technology, Inc.	326,760
8,942	Micron Technology, Inc.	3,709,857
382	Monolithic Power Systems, Inc.	429,425
1,326	Motorola Solutions, Inc.	533,768
1,591	NetApp, Inc.	153,293
1,069	Northrop Grumman Corp.	740,026
193,574	NVIDIA Corp.	36,997,799
2,005	NXP Semiconductors NV ADR (Netherlands)	453,411
3,206	ON Semiconductor Corp. (a)	192,007
3,103	Otis Worldwide Corp.	265,058
5,449	Palto Alto Networks, Inc. (a)	964,310
8,531	Qualcomm, Inc.	1,293,214
905	Revvity, Inc.	98,464
856	Roper Technologies, Inc.	317,773
10,681	RTX Corp.	2,146,133
1,110	Sandisk Corp. (a)	639,638
1,735	Seagate Technology Holdings PLC ADR (Ireland)	707,342
1,185	Skyworks Solutions, Inc.	66,076
3,995	Super Micro Computer, Inc. (a)	116,294
374	Teledyne Technologies, Inc. (a)	231,992
1,247	Teradyne, Inc.	300,589
7,238	Texas Instruments, Inc.	1,560,151
2,994	Thermo Fisher Scientific, Inc.	1,732,358
1,895	Trimble, Inc. (a)	128,102
1,977	Veralto Corp.	195,683
473	Waters Corp. (a)	175,351
2,724	Western Digital Corp.	681,627
404	Zebra Technologies Corp. Class A (a)	94,932

		148,495,012

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
4,284	Fiserv, Inc. (a)	273,019

Construction of Buildings - 0.2%
2,183	D.R. Horton, Inc.	324,917
1,720	Lennar Corp. Class A	188,082
23	NVR, Inc. (a)	175,622
1,554	PulteGroup, Inc.	194,390

		883,011

Couriers and Messengers - 0.2%
1,729	FedEx Corp.	557,170
5,888	United Parcel Service, Inc. Class B	625,424

		1,182,594

Credit Intermediation and Related Activities - 4.3%
4,280	American Express Co.	1,507,288
53,519	Bank of America Corp.	2,847,211
5,555	Bank of New York Mellon Corp.	666,156
5,066	Capital One Financial Corp.	1,109,099
14,253	Citigroup, Inc.	1,649,215
3,422	Citizens Financial Group, Inc.	215,518
1,817	Coinbase Global, Inc. (a)	353,843
4,126	Fidelity National Information Services, Inc.	227,961
7,166	Fifth Third Bancorp (b)	359,876
1,886	Global Payments, Inc.	135,302
16,194	Huntington Bancshares, Inc.	283,071
21,686	JPMorgan Chase & Co.	6,633,530
7,400	KeyCorp	159,248
1,224	M&T Bank Corp.	271,202
6,531	MasterCard, Inc. Class A	3,518,837
1,508	Northern Trust Corp.	225,340
3,124	PNC Financial Services Group, Inc.	697,589
6,986	Regions Financial Corp.	199,101
2,226	State Street Corp.	291,294
2,870	Synchrony Financial	208,448
10,190	Truist Financial Corp.	523,970
12,381	U.S. Bancorp	694,698
25,006	Wells Fargo & Co.	2,262,793

		25,040,590

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
903	A.O. Smith Corp.	66,361

627	Axon Enterprise, Inc. (a)	303,205
4,476	Emerson Electric Co.	657,793
468	Generac Holdings, Inc. (a)	78,643
896	Rockwell Automation, Inc.	377,798

		1,483,800

Fabricated Metal Product Manufacturing - 0.1%
2,135	Ball Corp.	121,417
1,823	Nucor Corp.	323,984
1,303	Pentair PLC ADR (Ireland)	137,297
416	Snap-on, Inc.	152,302
1,234	Stanley Black & Decker, Inc.	97,066

		832,066

Food and Beverage Retailers - 0.1%
4,857	Kroger Co.	305,262

Food Manufacturing - 0.7%
3,828	Archer-Daniels-Midland Co.	257,663
30,840	Coca-Cola Co.	2,307,140
4,250	General Mills, Inc. (b)	196,605
2,322	Hormel Foods Corp.	57,144
1,111	Lamb Weston Holdings, Inc.	51,028
2,017	McCormick & Co, Inc.	124,711
10,279	Mondelez International, Inc.	601,013
1,566	The Campbell’s Company (b)	43,817
1,181	The Hershey Co.	230,000
849	The J.M. Smucker Co.	89,026
6,789	The Kraft Heinz Co.	161,171
2,256	Tyson Foods, Inc. Class A	147,385

		4,266,703

Food Services and Drinking Places - 0.7%
10,533	Chipotle Mexican Grill, Inc. (a)	409,418
927	Darden Restaurants, Inc.	184,797
2,978	DoorDash, Inc. (a)	609,358
5,674	McDonald’s Corp.	1,787,310
9,055	Starbucks Corp.	832,607
2,213	Yum! Brands, Inc.	344,122

		4,167,612

Funds, Trusts, and Other Financial Vehicles - 0.1%
1,302	Garmin Ltd. ADR (Switzerland)	262,535
1,738	T. Rowe Price Group, Inc.	183,672

		446,207

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
1,558	Best Buy Co., Inc.	101,426

Gasoline Stations and Fuel Dealers - 0.5%
15,077	Chevron Corp.	2,667,121

General Merchandise Retailers - 4.7%
77,493	Amazon.com, Inc. (a)	18,544,075
3,531	Costco Wholesale Corp.	3,320,023
1,752	Dollar General Corp.	251,289
1,512	Dollar Tree, Inc. (a)	177,796
3,600	eBay, Inc.	328,392
3,619	Target Corp.	381,696
34,929	Walmart, Inc.	4,161,441
971	Williams-Sonoma, Inc. (b)	198,715

		27,363,427

Health and Personal Care Retailers - 0.2%
10,112	CVS Health Corp.	753,547
359	Ulta Beauty, Inc. (a)	232,402

		985,949

Hospitals - 0.1%
1,272	HCA Healthcare, Inc.	621,079
441	Universal Health Services, Inc. Class B	88,756

		709,835

Insurance Carriers and Related Activities - 3.1%
3,757	Aflac, Inc.	416,839
2,086	Allstate Corp.	415,093
4,298	American International Group, Inc.	321,834
2,876	Arch Capital Group Ltd. ADR (a)	276,211
2,045	Arthur J. Gallagher & Co.	509,962
399	Assurant, Inc.	95,014
14,608	Berkshire Hathaway, Inc. Class B (a)	7,019,582
2,339	Brown & Brown, Inc.	168,642
3,719	Centene Corp. (a)	161,107
2,916	Chubb Limited ADR (Switzerland)	902,677
2,127	Cigna Corp.	583,032
1,243	Cincinnati Financial Corp.	199,986
1,771	Elevance Health, Inc.	612,305
202	Erie Indemnity Co. Class A (b)	57,168
335	Everest Re Group Ltd. ADR	110,979
633	Globe Life, Inc.	88,759
958	Humana, Inc.	187,002
1,350	Loews Corp.	142,519
3,904	Marsh & McLennan Companies, Inc.	734,694
4,408	MetLife, Inc.	347,703
1,594	Principal Financial Group, Inc.	150,984
4,671	Progressive Corp.	971,568
2,789	Prudential Financial, Inc.	309,886
2,221	The Hartford Insurance Group, Inc.	299,968
1,777	Travelers Companies, Inc.	505,574
7,216	UnitedHealth Group, Inc.	2,070,487
2,391	W.R. Berkley Corp.	163,975
761	Willis Towers Watson PLC ADR (Ireland)	241,595

		18,065,145

Leather and Allied Product Manufacturing - 0.1%
9,474	NIKE, Inc. Class B	585,588
1,631	Tapestry, Inc.	206,990

		792,578

Machinery Manufacturing - 1.8%
7,860	Baker Hughes Co.	440,474
6,307	Carrier Global Corp.	375,771
3,727	Caterpillar, Inc.	2,449,981
1,101	Cummins, Inc.	637,281
2,003	Deere & Co.	1,057,584
8,403	GE Aerospace	2,577,956
596	IDEX Corp.	118,336
2,864	Ingersoll Rand, Inc.	246,562

162	Mettler-Toledo International, Inc. (a)	222,465
425	Nordson Corp.	116,675
1,005	Parker Hannifin Corp.	940,519
1,767	Trane Technologies PLC ADR (Ireland)	743,165
1,939	Xylem, Inc.	267,330

		10,194,099

Management of Companies and Enterprises - 0.4%
13,853	Abbott Laboratories	1,514,133
1,712	Aon PLC ADR (United Kingdom	598,584
1,078	Bunge Global SA ADR (Switzerland	122,762
3,626	Norwegian Cruise Line Holdings Ltd. ADR (a)	79,627
4,159	Smurfit WestRock PLC ADR (Ireland	173,139

		2,488,245

Materials - 0.0%(†)
3,676	Amcor PLC ADR	162,663

Merchant Wholesalers, Durable Goods - 0.8%
880	Builders FirstSource, Inc. (a)	100,672
7,093	Copart, Inc. (a)	287,834
9,146	Fastenal Co.	396,571
1,109	Genuine Parts Co.	154,140
797	Henry Schein, Inc. (a)	60,158
424	Hubbell, Inc.	206,887
314	Huntington Ingalls Industries, Inc.	132,040
4,870	Johnson Controls International PLC ADR (Ireland)	580,796
1,047	KLA-Tencor Corp.	1,495,053
253	Lennox International, Inc.	125,255
260	Pool Corp.	66,063
2,343	TE Connectivity PLC ADR (Ireland)	521,973
349	W.W. Grainger, Inc.	376,899

		4,504,341

Merchant Wholesalers, Nondurable Goods - 0.6%
1,402	Brown Forman Corp. Class B (b)	38,373
1,892	Cardinal Health, Inc.	406,553
1,546	Cencora, Inc.	555,354
3,810	ConAgra Brands, Inc. (b)	70,523
246	Domino’s Pizza, Inc.	100,941
2,104	Illinois Tool Works, Inc.	549,691
984	McKesson Corp.	817,911
3,814	Sysco Corp.	319,804
1,835	The Sherwin Williams Co.	650,764

		3,509,914

Mining (except Oil and Gas) - 0.4%
11,438	Freeport-McMoRan Copper & Gold, Inc.	688,911
481	Martin Marietta Materials, Inc.	313,588
8,694	Newmont Corp.	976,771
1,054	Vulcan Materials Co.	316,769

		2,296,039

Miscellaneous Manufacturing - 2.1%
4,231	3M Co.	648,020
532	Align Technology, Inc. (a)	86,732
4,096	Baxter International, Inc.	82,207
2,283	Becton, Dickinson & Co.	464,545
11,808	Boston Scientific Corp. (a)	1,104,402
3,105	DexCom, Inc. (a)	226,789
1,093	Dover Corp.	220,229
4,623	Edwards Lifesciences Corp. (a)	376,127
1,957	Estee Lauder Companies, Inc. Class A	225,603
1,062	Hasbro, Inc.	94,847
560	Insulet Corp. (a)	143,254
2,824	Intuitive Surgical, Inc. (a)	1,423,917
19,193	Johnson & Johnson	4,361,609
10,217	Medtronic PLC ADR (Ireland)	1,051,942
1,163	ResMed, Inc.	300,414
1,174	Solventum Corp. (a)	90,363
780	Steris PLC ADR (Ireland)	204,828
2,743	Stryker Corp.	1,013,703
1,403	Textron, Inc.	123,548
1,584	The Cooper Companys, Inc. (a)	128,906
1,579	Zimmer Biomet Holdings, Inc.	137,484

		12,509,469

Motion Picture and Sound Recording Industries - 0.5%
33,755	Netflix, Inc. (a)	2,818,205

Motor Vehicle and Parts Dealers - 0.3%
132	AutoZone, Inc. (a)	488,966
1,123	Carvana Co. (a)	450,447
6,724	O’Reilly Automotive, Inc. (a)	661,709

		1,601,122

National Security and International Affairs - 0.0%(†)
1,020	Leidos Holdings, Inc.	192,046

Nonmetallic Mineral Product Manufacturing - 0.1%
6,216	Corning, Inc.	641,802

Oil and Gas Extraction - 1.2%
2,825	APA Corp. (b)	74,608
6,065	Coterra Energy, Inc.	174,975
4,996	Devon Energy Corp.	200,889
1,485	Diamondback Energy, Inc.	243,466
4,323	EOG Resources, Inc.	484,738
4,969	EQT Corp.	286,860
1,897	Expand Energy Corp.	213,242
33,595	Exxon Mobil Corp.	4,750,333
5,728	Occidental Petroleum Corp.	259,994

		6,689,105

Paper Manufacturing - 0.0%(†)
711	Packaging Corp of America	158,233

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,788	Electronic Arts, Inc.	364,609

Petroleum and Coal Products Manufacturing - 0.4%
9,845	ConocoPhillips	1,026,144
2,394	Marathon Petroleum Corp.	421,799
3,209	Phillips 66	460,684
2,429	Valero Energy Corp.	440,694

		2,349,321

Pipeline Transportation - 0.2%
1,710	Targa Resources Corp.	343,676
9,729	Williams Companies, Inc.	654,372

		998,048

Plastics and Rubber Products Manufacturing - 0.0%(†)
616	Avery Dennison Corp.	114,274
574	West Pharmaceutical Services, Inc.	132,663

		246,937

Primary Metal Manufacturing - 0.2%
3,203	Howmet Aerospace, Inc.	666,480
1,094	Steel Dynamics, Inc.	196,450

		862,930

Professional, Scientific, and Technical Services - 4.4%
4,940	Accenture PLC Class A ADR (Ireland)	1,302,382
2,157	AppLovin Corp. (a)	1,020,498
1,037	CDW Corp.	131,066
392	Charles River Laboratories International, Inc. (a)	82,508
3,844	Cognizant Technology Solutions Corp. Class A	315,439
3,093	Eaton Corporation PLC ADR (Ireland)	1,086,942
441	EPAM Systems, Inc. (a)	91,993
1,692	Extra Space Storage, Inc.	233,445
460	F5 Networks, Inc. (a)	126,781
1,077	GoDaddy, Inc. (a)	108,260
635	IDEXX Laboratories, Inc. (a)	425,742
4,206	International Paper Co.	169,586
1,356	IQVIA Holdings, Inc. (a)	312,083
577	Jack Henry & Associates, Inc.	103,404
954	Jacobs Solutions, Inc.	129,038
17,346	Meta Platforms, Inc.	12,428,409
2,771	Moderna, Inc. (a)(b)	122,118
2,541	Omnicom Group, Inc.	195,759
13,400	Oracle Corp.	2,205,372
18,199	Palantir Technologies, Inc. (a)	2,667,791
2,580	Paychex, Inc.	266,075
390	Paycom Software, Inc.	52,553
956	PTC, Inc. (a)	149,260
8,263	ServiceNow, Inc. (a)	966,854
1,383	Take-Two Interactive Software, Inc. (a)	304,675
3,508	The Trade Desk, Inc. (a)	106,398
664	VeriSign, Inc.	162,169
1,111	Verisk Analytics, Inc. Class A	241,598
1,729	Workday, Inc. (a)	303,664

		25,811,862

Publishing Industries - 5.7%
3,335	Adobe, Inc. (a)	977,989
1,146	Akamai Technologies, Inc. (a)	111,334
1,698	Autodesk, Inc. (a)	429,373
4,362	Block, Inc. (a)	263,596
2,169	Cadence Design Systems, Inc. (a)	642,805
1,999	CrowdStrike Holdings, Inc. (a)	882,369
2,593	Datadog, Inc. (a)	335,327
1,275	Dayforce, Inc. (a)	88,319
190	Fair Isaac Corp. (a)	278,002
4,472	Gen Digital, Inc.	107,283
10,512	Hewlett Packard Enterprise Co.	226,218
2,222	Intuit, Inc.	1,108,600
59,205	Microsoft Corp.	25,475,320
2,983	News Corp. Class A	80,631
983	News Corp. Class B (b)	30,571
7,584	Salesforce, Inc.	1,610,007
1,480	Synopsys, Inc. (a)	688,370
344	Tyler Technologies, Inc. (a)	127,074

		33,463,188

Rail Transportation - 0.3%
14,831	CSX Corp.	560,019
4,725	Union Pacific Corp.	1,110,847

		1,670,866

Real Estate - 1.2%
1,239	Alexandria Real Estate Equities, Inc.	67,699
3,729	American Tower Corp.	668,535
1,127	AvalonBay Communities, Inc.	200,234
1,174	BXP, Inc.	75,923
847	Camden Property Trust	92,365
2,336	CBRE Group, Inc. Class A (a)	397,891
3,469	Crown Castle, Inc.	301,144
2,571	Digital Realty Trust, Inc.	426,657
2,759	Equity Residential	171,941
513	Essex Property Trust, Inc.	129,209
625	Federal Realty Investment Trust	63,225
5,535	Healthpeak Properties, Inc.	95,423
4,494	Invitation Homes, Inc.	120,125
5,395	Kimco Realty Corp.	113,727
933	Mid-America Apartment Communities, Inc.	125,302
7,399	Prologis, Inc.	966,013
1,258	Public Storage	347,447
7,328	Realty Income Corp.	448,181
1,311	Regency Centers Corp.	95,533
2,600	Simon Property Group, Inc.	497,406
2,395	UDR, Inc.	88,974
3,742	Ventas, Inc.	290,641
8,514	VICI Properties, Inc.	239,073
5,467	Welltower, Inc.	1,029,764
5,741	Weyerhaeuser Co.	148,003

		7,200,435

Rental and Leasing Services - 0.1%
507	United Rentals, Inc.	396,504

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
3,698	Apollo Global Management, Inc.	497,529
1,642	Ares Management Corp.	245,758
1,149	Blackrock, Inc.	1,285,662
832	Cboe Global Markets, Inc.	220,530
13,305	Charles Schwab Corp.	1,382,656
2,873	CME Group, Inc.	830,469
5,321	CRH PLC ADR (Ireland	651,344
5,663	Dow, Inc.	156,016
2,448	Franklin Resources, Inc.	65,166
2,389	Goldman Sachs Group, Inc.	2,234,694
3,547	Interactive Brokers Group, Inc. Class A	265,599

3,545	Invesco Ltd. ADR	96,743
5,467	KKR & Co., Inc.	624,659
9,621	Morgan Stanley	1,758,719
599	MSCI, Inc. Class A	364,923
3,593	NASDAQ OMX Group, Inc.	348,126
1,404	Raymond James Financial, Inc.	232,867
6,266	Robinhood Markets, Inc. (a)	623,342
2,469	S&P Global, Inc.	1,303,113
5,883	The Blackstone Group, Inc.	837,857

		14,025,772

Specialty Trade Contractors - 0.2%
280	Comfort Systems USA, Inc.	319,788
358	EMCOR Group, Inc.	258,021
1,188	Quanta Services, Inc.	563,861

		1,141,670

Support Activities for Agriculture and Forestry - 0.1%
5,382	Corteva, Inc.	391,810

Support Activities for Mining - 0.1%
6,703	Halliburton Co.	224,685
11,900	SLB Ltd. ADR	575,722

		800,407

Support Activities for Transportation - 0.2%
942	C.H. Robinson Worldwide, Inc.	183,643
933	Expedia, Inc.	247,095
1,068	Expeditors International of Washington, Inc.	171,457
600	J.B. Hunt Transport Services, Inc.	121,632
1,787	Norfolk Southern Corp.	520,446

		1,244,273

Telecommunications - 0.8%
56,475	AT&T, Inc.	1,480,210
781	Equinix, Inc.	641,146
7,456	PayPal Holdings, Inc.	392,857
848	SBA Communications Corp.	156,125
3,831	T-Mobile US, Inc.	755,512
33,587	Verizon Communications, Inc.	1,495,293

		4,921,143

Transportation Equipment Manufacturing - 2.9%
1,722	Aptiv PLC ADR (a)	130,441
6,239	Boeing Co. (a)	1,458,179
31,175	Ford Motor Co.	432,709
2,019	General Dynamics Corp.	708,851
7,432	General Motors Co.	624,288
5,058	Honeywell International, Inc.	1,150,796
1,622	Lockheed Martin Corp.	1,028,705
4,183	Paccar, Inc.	514,133
22,385	Tesla, Inc. (a)	9,634,728
449	TransDigm Group, Inc.	640,965
1,361	Wabtec Corp.	313,221

		16,637,016

Truck Transportation - 0.0%(†)
1,466	Old Dominion Freight Line, Inc.	253,911

Utilities - 2.3%
5,674	AES Corp.	83,124
2,047	Alliant Energy Corp.	134,918
2,156	Ameren Corp.	222,672
4,263	American Electric Power Co., Inc.	510,601
1,556	American Water Works Co., Inc.	200,926
1,278	Atmos Energy Corp.	212,583
5,200	CenterPoint Energy, Inc.	206,388
2,424	CMS Energy Corp.	173,292
2,875	Consolidated Edison, Inc.	306,561
2,487	Constellation Energy Corp.	698,051
6,803	Dominion Energy, Inc.	409,336
1,654	DTE Energy Co.	222,265
6,195	Duke Energy Corp.	751,763
3,065	Edison International	190,888
3,557	Entergy Corp.	341,081
1,833	Evergy, Inc. (b)	140,646
2,988	Eversource Energy	206,560
8,049	Exelon Corp.	360,434
4,141	FirstEnergy Corp.	196,035
2,161	GE Vernova, Inc.	1,569,686
15,595	Kinder Morgan, Inc.	475,492
16,588	NextEra Energy, Inc.	1,458,085
3,801	NiSource, Inc.	168,346
1,527	NRG Energy, Inc.	233,066
5,013	ONEOK, Inc.	396,979
17,509	PG&E Corp.	269,989
955	Pinnacle West Capital Corp. (b)	89,350
5,893	PPL Corp.	213,621
3,976	Public Service Enterprise Group, Inc.	327,463
5,199	Sempra Energy	452,365
8,771	Southern Co.	783,338
458	Texas Pacific Land Corp.	159,549
2,537	Vistra Corp.	401,734
2,592	WEC Energy Group, Inc.	286,857
4,713	Xcel Energy, Inc.	358,471

		13,212,515

Waste Management and Remediation Services - 0.1%
1,603	Republic Services, Inc.	344,789

Water Transportation - 0.0%(†)
8,650	Carnival Corp. ADR (Panama) (a)	259,673

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(†)
3,377	CoStar Group, Inc. (a)	207,686

Wood Product Manufacturing - 0.0%(†)
1,655	Masco Corp.	109,379

	TOTAL COMMON STOCKS (Cost $ 340,784,258)	$471,977,461

SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%

52,303,351	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$52,303,351

59,231,670	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	59,231,670

10,200,005	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	10,200,005

TOTAL SHORT TERM INVESTMENTS (Cost $121,735,026)	$121,735,026

TOTAL INVESTMENTS (Cost $462,519,284) - 101.8% (e)	$593,712,487

Liabilities in Excess of Other Assets - (1.8)%	(9,986,342)

TOTAL NET ASSETS - 100.0%	$583,726,145

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $179,432,066.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Barclays	1/30/2026	81,500	$50,538,102	$(465,494)

Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Goldman Sachs	12/10/2026	663,500	414,720,675	(12,564,569)

Total return of Technology Select Sector SPDR Fund	SOFR + 0.6000%	Goldman Sachs	12/10/2026	1,020,000	150,980,400	(7,728,837)

					$616,239,177	$(20,758,900)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 2.0%
89,871	Airbnb, Inc. Class A (a)	$11,626,611
39,199	Marriott International, Inc. Class C	12,359,445

		23,986,056

Administrative and Support Services - 2.8%
47,134	Automatic Data Processing, Inc.	11,633,614
2,253	Booking Holdings, Inc.	11,269,145
111,019	Pinduoduo, Inc. ADR (China)(a)	11,218,470

		34,121,229

Apparel Manufacturing - 1.0%
64,817	Cintas Corp.	12,405,326

Beverage and Tobacco Product Manufacturing - 4.0%
131,947	Coca-Cola Europacific Partners ADR (United Kingdom)	12,099,540
435,916	Keurig Dr Pepper, Inc.	11,961,535
159,425	Monster Beverage Corp. (a)	12,875,163
82,058	PepsiCo, Inc.	12,606,571

		49,542,809

Broadcasting and Content Providers - 3.0%
59,305	Charter Communications, Inc. (a)(b)	12,223,947
430,846	Comcast Corp. Class A	12,817,668
437,800	Warner Bros Discovery, Inc. (a)	12,057,012

		37,098,627

Chemical Manufacturing - 6.9%
30,376	Alnylam Pharmaceuticals, Inc. (a)	10,268,911
37,135	Amgen, Inc.	12,695,714
97,817	Gilead Sciences, Inc.	13,885,123
69,536	Insmed, Inc. (a)	10,908,112
28,849	Linde PLC ADR (Ireland)	13,183,127
15,831	Regeneron Pharmaceuticals, Inc.	11,737,895
26,650	Vertex Pharmaceuticals, Inc. (a)	12,522,835

		85,201,717

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.0%
66,650	Ross Stores, Inc.	12,573,523

Computer and Electronic Product Manufacturing - 24.5%
56,963	Advanced Micro Devices, Inc. (a)	13,484,851
19,790	Alphabet, Inc.	6,689,020
19,697	Alphabet, Inc. Class C	6,668,025
44,300	Analog Devices, Inc.	13,771,984
44,426	Apple, Inc.	11,527,658
47,415	Applied Materials, Inc.	15,282,803
35,719	Broadcom, Inc.	11,833,705
155,032	Cisco Systems, Inc.	12,142,106
151,516	Fortinet, Inc. (a)	12,312,190
146,673	GE HealthCare Technologies, Inc.	11,582,767
330,192	Intel Corp. (a)	15,344,022
70,574	Lam Research Corp.	16,476,206
187,292	Microchip Technology, Inc.	14,219,209
45,719	Micron Technology, Inc.	18,967,899
12,974	Monolithic Power Systems, Inc.	14,584,722
67,173	NVIDIA Corp.	12,838,775
53,731	NXP Semiconductors NV ADR (Netherlands)	12,150,728
65,056	Palto Alto Networks, Inc. (a)	11,512,960
69,374	Qualcomm, Inc.	10,516,405
27,321	Roper Technologies, Inc.	10,142,375
41,023	Seagate Technology Holdings PLC ADR (Ireland)	16,724,667
68,963	Texas Instruments, Inc.	14,864,975
67,139	Western Digital Corp.	16,800,192

		300,438,244

Data Processing, Hosting and Related Services - 0.8%
71,697	Shopify, Inc. (Canada)(a)	9,408,797

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
20,460	Axon Enterprise, Inc. (a)	9,894,047

Food Manufacturing - 2.0%
223,077	Mondelez International, Inc.	13,043,312
496,030	The Kraft Heinz Co.	11,775,752

		24,819,064

Food Services and Drinking Places - 1.9%
51,901	DoorDash, Inc. (a)	10,619,983
137,639	Starbucks Corp.	12,655,906

		23,275,889

General Merchandise Retailers - 4.2%
53,475	Amazon.com, Inc. (a)	12,796,567
14,210	Costco Wholesale Corp.	13,360,953
6,086	MercadoLibre, Inc. (a)	13,071,450
104,931	Walmart, Inc.	12,501,479

		51,730,449

Machinery Manufacturing - 2.6%
11,512	ASML Holding NV ADR (Netherlands)	16,381,576
271,917	Baker Hughes Co.	15,238,229

		31,619,805

Management of Companies and Enterprises - 1.9%
106,619	ARM Holdings PLC ADR (United Kingdom)(a)(b)	11,233,378
183,125	Ferrovial SE ADR (Netherlands)	12,450,669

		23,684,047

Merchant Wholesalers, Durable Goods - 3.2%
311,177	Copart, Inc. (a)	12,627,563
287,076	Fastenal Co.	12,447,615
9,761	KLA-Tencor Corp.	13,938,122

		39,013,300

Miscellaneous Manufacturing - 2.0%
184,039	DexCom, Inc. (a)	13,442,209
21,237	Intuitive Surgical, Inc. (a)	10,708,120

		24,150,329

Motion Picture and Sound Recording Industries - 0.9%
128,803	Netflix, Inc. (a)	10,753,762

Motor Vehicle and Parts Dealers - 1.1%
133,600	O’Reilly Automotive, Inc. (a)	13,147,576

Oil and Gas Extraction - 1.1%
82,075	Diamondback Energy, Inc.	13,456,196

Performing Arts, Spectator Sports, and Related Industries - 1.0%
59,620	Electronic Arts, Inc.	12,157,710

Professional, Scientific, and Technical Services - 10.5%
16,851	AppLovin Corp. (a)	7,972,377
75,481	Atlassian Corp. (a)	8,920,344
142,345	Cognizant Technology Solutions Corp. Class A	11,680,831
17,359	IDEXX Laboratories, Inc. (a)	11,638,515
144,580	Marvell Technology, Inc.	11,410,254
18,456	Meta Platforms, Inc.	13,223,724
62,869	Palantir Technologies, Inc. (a)	9,215,967
108,281	Paychex, Inc.	11,167,019
49,143	Take-Two Interactive Software, Inc. (a)	10,826,203
55,761	Verisk Analytics, Inc. Class A	12,125,787
55,608	Workday, Inc. (a)	9,766,433
52,279	Zscaler, Inc. (a)	10,456,323

		128,403,777

Publishing Industries - 8.8%
34,164	Adobe, Inc. (a)	10,018,593
40,514	Autodesk, Inc. (a)	10,244,775
38,606	Cadence Design Systems, Inc. (a)	11,441,274
25,261	CrowdStrike Holdings, Inc. (a)	11,150,332
86,600	Datadog, Inc. (a)	11,199,112
18,110	Intuit, Inc.	9,035,441
25,020	Microsoft Corp.	10,765,856
73,763	Strategy, Inc. (a)(b)	11,043,059
26,218	Synopsys, Inc. (a)	12,194,385
92,362	Thomson Reuters Corp. (Canada)(b)	10,218,008

		107,310,835

Rail Transportation - 1.0%
333,087	CSX Corp.	12,577,365

Telecommunications - 1.9%
203,272	PayPal Holdings, Inc.	10,710,401
61,799	T-Mobile US, Inc.	12,187,381

		22,897,782

Transportation Equipment Manufacturing - 3.1%
61,060	Honeywell International, Inc.	13,892,371
108,970	Paccar, Inc.	13,393,503
25,266	Tesla, Inc. (a)	10,874,739

		38,160,613

Truck Transportation - 1.1%
77,245	Old Dominion Freight Line, Inc.	13,378,834

Utilities - 3.9%
106,191	American Electric Power Co., Inc.	12,719,027
34,209	Constellation Energy Corp.	9,601,782
278,463	Exelon Corp.	12,469,573
167,299	Xcel Energy, Inc.	12,724,762

		47,515,144

Web Search Portals, Libraries, Archives, and Other Information Services - 0.9%
186,381	CoStar Group, Inc. (a)	11,462,433

	TOTAL COMMON STOCKS (Cost $1,194,199,056)	$1,224,185,285

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%

1,702,062	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$1,702,062

	TOTAL SHORT TERM INVESTMENTS (Cost $1,702,062)	$1,702,062

	TOTAL INVESTMENTS (Cost $1,195,901,118) - 100.0%	$1,225,887,347

	Liabilities in Excess of Other Assets - (0.0)% (†)	(128,900)

	TOTAL NET ASSETS - 100.0%	$1,225,758,447

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Daily AAPL Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.0%
Money Market Funds - 100.0%

17,088,224	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$17,088,224

624,245	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	624,245

1,680,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	1,680,001

3,310,486	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	3,310,486

	TOTAL SHORT TERM INVESTMENTS (Cost $22,702,956) (b)	$22,702,956

	TOTAL INVESTMENTS (Cost $22,702,956) - 100.0%	$22,702,956

	Other Assets in Excess of Liabilities - 0.0% (†) (†)	4,980

	TOTAL NET ASSETS - 100.0%	$22,707,936

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,235,020.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + (0.7500)%	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2026	20,211	$5,673,228	$456,016

SOFR + 1.0300%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2026	5,814	1,505,362	1,460

SOFR + (1.5000)%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2026	15,785	4,364,423	280,738

SOFR + (2.0000)%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/22/2026	24,055	6,474,510	242,337

SOFR + 2.1500%	Total return of common shares of Apple, Inc.	Barclays	12/22/2026	21,645	5,657,629	51,726

					$23,675,152	$1,032,277

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.0%
Computer and Electronic Product Manufacturing - 12.0%
116,251	Apple, Inc. (a)	$30,164,810

	TOTAL COMMON STOCKS (Cost $29,585,501)	$30,164,810

SHORT TERM INVESTMENTS - 97.0%

76,405,593	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$76,405,593

98,411,772	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	98,411,772

22,750,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	22,750,000

46,250,058	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	46,250,058

	TOTAL SHORT TERM INVESTMENTS (Cost $243,817,423)	$243,817,423

	TOTAL INVESTMENTS (Cost $273,402,924) - 109.0% (c)	$273,982,233

	Liabilities in Excess of Other Assets - (9.0)%	(22,732,579)

	TOTAL NET ASSETS - 100.0%	$251,249,654

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $170,646,675.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Apple, Inc.	SOFR + 3.7500%	BNP Paribas	12/04/2026	20,462	$5,743,683	$(503,318)

Total return of common shares of Apple, Inc.	SOFR + 1.7200%	Goldman Sachs	12/10/2026	1,040,990	284,783,378	(16,580,277)

Total return of common shares of Apple, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	46,897	13,026,665	(979,715)

Total return of common shares of Apple, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	418,358	106,661,260	1,525,161

Total return of common shares of Apple, Inc.	SOFR + 2.8400%	Barclays	12/22/2026	293,569	75,652,332	464,089

					$485,867,318	$(16,074,060)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AI and Big Data Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.0%
Money Market Funds - 95.0%

2,975,206	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$2,975,206

855,920	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	855,920

1,643,274	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,643,274

	TOTAL SHORT TERM INVESTMENTS (Cost $5,474,400) (b)	$5,474,400

	TOTAL INVESTMENTS (Cost $5,474,400) - 95.0%	$5,474,400

	Other Assets in Excess of Liabilities - 5.0%	286,395

	TOTAL NET ASSETS - 100.0%	$5,760,795

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,499,194.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.4500%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	12/10/2026	1,105	$5,962,121	$224,398

SOFR + 0.6500%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	12/16/2026	1,104	5,777,376	50,588

					$11,739,497	$274,986

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 77.9%
Administrative and Support Services - 0.2%
3,404	nCino, Inc. (a)(b)	$72,675

Computer and Electronic Product Manufacturing - 35.5%
4,806	Advanced Micro Devices, Inc. (a)	1,137,724
5,627	Alphabet, Inc.	1,901,926
981	Ambarella, Inc. ADR (a)	62,823
7,267	Apple, Inc.	1,885,641
2,267	Arista Networks, Inc. (a)	321,325
3,168	Broadcom, Inc.	1,049,559
23,724	Intel Corp. (a)	1,102,454
3,645	International Business Machines Corp.	1,117,922
7,092	Microchip Technology, Inc.	538,425
9,971	NVIDIA Corp.	1,905,757

		11,023,556

Data Processing, Hosting and Related Services - 1.0%
5,130	Tempus AI, Inc. (a)(b)	306,876

General Merchandise Retailers - 6.0%
7,765	Amazon.com, Inc. (a)	1,858,165
9,561	Rezolve AI PLC ADR (a)(b)	24,667

		1,882,832

Professional, Scientific, and Technical Services - 22.1%
11,006	CoreWeave, Inc. (a)	1,025,649
946	Innodata, Inc. (a)(b)	52,446
2,994	Meta Platforms, Inc.	2,145,201
5,830	Oracle Corp.	959,502
2,051	Pagaya Technologies Ltd. ADR (Israel) (a)	39,769
6,517	Palantir Technologies, Inc. (a)	955,327
5,597	ServiceNow, Inc. (a)	654,905
5,296	Snowflake, Inc. (a)(b)	1,020,539

		6,853,338

Publishing Industries - 12.6%
12,956	BigBear.ai Holdings, Inc. (a)(b)	65,298
4,073	C3.ai, Inc. (a)(b)	44,844
38,747	Hewlett Packard Enterprise Co.	833,836
4,038	Microsoft Corp.	1,737,511
11,502	SoundHound AI, Inc. (a)(b)	97,307
2,158	Synopsys, Inc. (a)	1,003,718
6,597	Zeta Global Holdings Corp. (a)	122,572

		3,905,086

Transportation Equipment Manufacturing - 0.5%
10,460	Pony AI, Inc. ADR (China) (a)	145,185

	TOTAL COMMON STOCKS (Cost $21,207,334)	$24,189,548

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%

5,474,125	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$5,474,125

281,074	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	281,074

1,930,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1,930,000

2,176,375	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	2,176,375

	TOTAL SHORT TERM INVESTMENTS (Cost $9,861,574)	$9,861,574

	TOTAL INVESTMENTS (Cost $31,068,908) - 109.6% (e)	$34,051,122

	Liabilities in Excess of Other Assets - (9.6)%	(2,990,537)

	TOTAL NET ASSETS - 100.0%	$31,060,585

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,727,822.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Solactive US AI & Big Data Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	1,670	$9,194,565	$(535,932)

Total return of Solactive US AI & Big Data Index	SOFR + 0.8300%	Bank of America Merrill Lynch	12/11/2026	1,886	10,181,224	(390,890)

Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	1,692	8,982,091	(203,322)

Total return of Solactive US AI & Big Data Index	SOFR + 1.0800%	Barclays	12/22/2026	2,026	10,809,446	(303,941)

					$39,167,326	$(1,434,085)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AMD Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 87.2%
Money Market Funds - 87.2%

4,890,184	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$4,890,184

645,471	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	645,471

260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	260,000

2,411,844	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	2,411,844

	TOTAL SHORT TERM INVESTMENTS (Cost $8,207,499) (b)	$8,207,499

	TOTAL INVESTMENTS (Cost $8,207,499) - 87.2%	$8,207,499

	Other Assets in Excess of Liabilities - 12.8%	1,209,221

	TOTAL NET ASSETS - 100.0%	$9,416,720

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,317,315.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.4000%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	12/10/2026	6,315	$1,601,984	$109,061

SOFR + (1.5000)%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2026	16,559	3,844,070	(72,328)

SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	12/22/2026	13,204	2,977,522	(144,466)

SOFR + 2.1500%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2026	3,702	795,908	(75,579)

					$9,219,484	$(183,312)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AMD Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 10.2%
Computer and Electronic Product Manufacturing - 10.2%
19,643	Advanced Micro Devices, Inc.(a)	$4,650,087

	TOTAL COMMON STOCKS (Cost $3,933,513)	$4,650,087

SHORT TERM INVESTMENTS - 111.3%

25,035,860	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$25,035,860

382,959	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	382,959

7,440,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	7,440,004

17,688,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	17,688,371

	TOTAL SHORT TERM INVESTMENTS (Cost $50,547,194)	$50,547,194

	TOTAL INVESTMENTS (Cost $54,480,707) - 121.5% (c)	$55,197,281

	Liabilities in Excess of Other Assets - (21.5)%	(9,770,134)

	TOTAL NET ASSETS - 100.0%	$45,427,147

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,269,507.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	BNP Paribas	12/04/2026	2,378	$513,600	$43,164

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8000%	Goldman Sachs	12/10/2026	3,599	797,610	46,759

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.7500%	Nomura	12/10/2026	123,830	28,274,174	833,629

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	80,837	20,385,475	(1,260,367)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	58,070	14,644,093	(908,680)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8600%	Barclays	12/22/2026	95,440	20,626,161	1,825,355

					$85,241,113	$579,860

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AMZN Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.5%
Money Market Funds - 69.5%

3,186,757	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$3,186,757

493,822	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	493,822

1,202,703	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,202,703

	TOTAL SHORT TERM INVESTMENTS (Cost $4,883,282) (b)	$4,883,282

	TOTAL INVESTMENTS (Cost $4,883,282) - 69.5%	$4,883,282

	Other Assets in Excess of Liabilities - 30.5%	2,147,942

	TOTAL NET ASSETS - 100.0%	$7,031,224

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,696,525.

Short Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.0300%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2026	7,000	$1,595,440	$(68,556)

SOFR + (1.5000)%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2026	10,677	2,588,917	36,225

SOFR + (2.0000)%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/22/2026	11,707	2,787,875	(12,913)

					$6,972,232	$(45,244)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AMZN Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 14.4%
General Merchandise Retailers - 14.4%
209,460	Amazon.com, Inc. (a)	$50,123,778

	TOTAL COMMON STOCKS (Cost $48,487,797)	$50,123,778

SHORT TERM INVESTMENTS - 87.2%

68,849,951	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$68,849,951

29,190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	29,190,000

205,614,043	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	205,614,043

	TOTAL SHORT TERM INVESTMENTS (Cost $303,653,994)	$303,653,994

	TOTAL INVESTMENTS (Cost $352,141,791) - 101.6% (c)	$353,777,772

	Liabilities in Excess of Other Assets - (1.6)%	(5,743,252)

	TOTAL NET ASSETS - 100.0%	$348,034,520

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $257,942,678.

Long Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	1,574,584	$363,496,687	$10,291,815

Total return of common shares of Amazon.com, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	722,255	164,247,986	7,178,681

Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	402,469	94,720,893	1,081,981

					$622,465,566	$18,552,477

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AVGO Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

SHORT TERM INVESTMENTS - 99.6%
Money Market Funds - 99.6%

5,929,251	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$5,929,251

796,322	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	796,322

800,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	800,000

1,770,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,770,941

	TOTAL SHORT TERM INVESTMENTS (Cost $9,296,514) (b)	$9,296,514

	TOTAL INVESTMENTS (Cost $9,296,514) - 99.6%	$9,296,514

	Other Assets in Excess of Liabilities - 0.4%	33,069

	TOTAL NET ASSETS - 100.0%	$9,329,583

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,367,263.

Short Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.6500%	Total return of common shares of Broadcom Inc.	Goldman Sachs	12/10/2026	6,058	$2,326,745	$333,304

SOFR + (1.5000)%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2026	8,333	2,997,448	238,994

SOFR + (2.0000)%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/22/2026	5,822	1,987,720	56,340

SOFR + 2.1500%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2026	7,947	2,719,508	98,838

					$10,031,421	$727,476

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily AVGO Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.0%
Computer and Electronic Product Manufacturing - 13.0%
73,494	Broadcom Inc.	$24,348,562

	TOTAL COMMON STOCKS (Cost $24,063,909)	$24,348,562

SHORT TERM INVESTMENTS - 110.0%

60,533,608	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$60,533,608

40,903,460	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	40,903,460

42,550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	42,550,000

61,902,796	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	61,902,796

	TOTAL SHORT TERM INVESTMENTS (Cost $205,889,864)	$205,889,864

	TOTAL INVESTMENTS (Cost $229,953,773) - 123.0% (b)	$230,238,426

	Liabilities in Excess of Other Assets - (23.0)%	(43,130,739)

	TOTAL NET ASSETS - 100.0%	$187,107,687

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $167,117,376.

Long Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Goldman Sachs	12/10/2026	229,937	$85,733,878	$(10,193,458)

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Nomura	12/10/2026	100,561	41,528,676	(8,548,925)

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	264,549	94,075,230	(6,898,626)

Total return of common shares of Broadcom Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	152,342	51,590,217	(1,426,310)

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Barclays	12/22/2026	308,667	105,291,396	(3,595,030)

					$378,219,397	$(30,662,349)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily BA Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.7%
Money Market Funds - 104.7%

1,536,127	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,536,127

638,899	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	638,899

	TOTAL SHORT TERM INVESTMENTS (Cost $2,175,026) (b)	$2,175,026

	TOTAL INVESTMENTS (Cost $2,175,026) - 104.7%	$2,175,026

	Liabilities in Excess of Other Assets - (4.7)%	(97,280)

	TOTAL NET ASSETS - 100.0%	$2,077,746

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $638,899.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.4000%	Total return of common shares of Boeing Co.	Goldman Sachs	12/10/2026	1,414	$314,595	$(14,918)

SOFR + (1.5000)%	Total return of common shares of Boeing Co.	Bank of America Merrill Lynch	12/11/2026	908	187,684	(24,026)

SOFR + (2.0000)%	Total return of common shares of Boeing Co.	Citibank N.A.	12/22/2026	5,426	1,208,192	(58,087)

SOFR + 2.1500%	Total return of common shares of Boeing Co.	Barclays	12/22/2026	1,142	259,882	(5,996)

					$1,970,353	$(103,027)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily BA Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 14.4%

Transportation Equipment Manufacturing - 14.4%

15,538	Boeing Co.(a)	$3,631,542

	TOTAL COMMON STOCKS (Cost $3,403,200)	$3,631,542

SHORT TERM INVESTMENTS - 104.7%

10,022,282	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$10,022,282

5,418,167	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	5,418,167

1,310,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	1,310,001

9,611,857	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	9,611,857

	TOTAL SHORT TERM INVESTMENTS (Cost $26,362,307)	$26,362,307

	TOTAL INVESTMENTS (Cost $29,765,507) - 119.1% (c)	$29,993,849

	Liabilities in Excess of Other Assets - (19.1)%	(4,825,334)

	TOTAL NET ASSETS - 100.0%	$25,168,515

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,255,774.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Boeing Co.	SOFR + 2.7300%	Goldman Sachs	12/10/2026	66,028	$15,453,193	$(26,605)

Total return of common shares of Boeing Co.	SOFR + 2.8500%	Nomura	12/10/2026	21,052	4,183,453	697,283

Total return of common shares of Boeing Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	72,787	17,035,069	(30,427)

Total return of common shares of Boeing Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	21,932	4,996,476	102,357

Total return of common shares of Boeing Co.	SOFR + 2.8700%	Barclays	12/22/2026	18,038	3,911,360	276,049

					$45,579,551	$1,018,657

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Biotech Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 40.2%

Chemical Manufacturing - 32.9%

998	Amgen, Inc.	$341,196

2,636	Gilead Sciences, Inc.	374,180

429	Regeneron Pharmaceuticals, Inc.	318,082

702	Vertex Pharmaceuticals, Inc. (a)	329,870

		1,363,328

Miscellaneous Manufacturing - 7.3%

361	Argenx SE ADR (Netherlands) (a)	303,420

	TOTAL COMMON STOCKS (Cost $1,552,153)	$1,666,748

SHORT TERM INVESTMENTS - 56.0%

Money Market Funds - 56.0%

1,099,342	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,099,342

470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	470,000

754,079	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	754,079

	TOTAL SHORT TERM INVESTMENTS (Cost $2,323,421)	$2,323,421

	TOTAL INVESTMENTS (Cost $3,875,574) - 96.2% (c)	$3,990,169

	Other Assets in Excess of Liabilities - 3.8%	157,693

	TOTAL NET ASSETS - 100.0%	$4,147,862

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,514,982.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 0.8400%	Citibank N.A.	12/22/2026	14,390	$3,484,327	$93,261

Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	12,145	2,962,097	46,444

					$6,446,424	$139,705

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily BRKB Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.3%

Money Market Funds - 96.3

1,612,643	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,612,643

271,385	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	271,385

449,167	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	449,167

	TOTAL SHORT TERM INVESTMENTS (Cost $2,333,195) (b)	$2,333,195

	TOTAL INVESTMENTS (Cost $2,333,195) - 96.3%	$2,333,195

	Other Assets in Excess of Liabilities - 3.7%	90,654

	TOTAL NET ASSETS - 100.0%	$2,423,849

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $720,552.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Goldman Sachs	12/10/2026	1,508	$740,983	$20,122

SOFR + (1.5000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Bank of America Merrill Lynch	12/11/2026	1,097	543,947	18,493

SOFR + (2.0000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Citibank N.A.	12/22/2026	1,383	683,935	20,675

SOFR + 2.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Barclays	12/22/2026	1,056	527,947	24,176

					$2,496,812	$83,466

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily BRKB Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 18.3%

Insurance Carriers and Related Activities - 18.3%

26,356	Berkshire Hathaway, Inc. Class B(a)	$12,664,849

	TOTAL COMMON STOCKS (Cost $13,438,987)	$12,664,849

SHORT TERM INVESTMENTS - 85.6%

12,660,079	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$12,660,079

33,916,242	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	33,916,242

8,204,144	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	8,204,144

4,457,053	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	4,457,053

	TOTAL SHORT TERM INVESTMENTS (Cost $59,237,518)	$59,237,518

	TOTAL INVESTMENTS (Cost $72,676,505) - 103.9% (c)	$71,902,367

	Liabilities in Excess of Other Assets - (3.9)%	(2,704,772)

	TOTAL NET ASSETS - 100.0%	$69,197,595

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,577,438.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.4900%	Goldman Sachs	12/10/2026	184,799	$90,569,703	$(2,414,989)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	19,727	9,781,633	(394,908)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.2500%	Citibank N.A.	12/22/2026	2,792	1,380,727	(49,976)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.9900%	Barclays	12/22/2026	54,330	27,032,324	(1,101,351)

					$128,764,387	$(3,961,224)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily COIN Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.8%

Web Search Portals, Libraries, Archives, and Other Information Services - 9.8%

957	Coinbase Global, Inc. (a)	$186,366

	TOTAL COMMON STOCKS (Cost $251,991)	$186,366

SHORT TERM INVESTMENTS - 150.3%

324,281	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$324,281

361,962	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	361,962

400,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	400,000

1,771,612	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	1,771,612

	TOTAL SHORT TERM INVESTMENTS (Cost $2,857,855)	$2,857,855

	TOTAL INVESTMENTS (Cost $3,109,846) - 160.1% (c)	$3,044,221

	Liabilities in Excess of Other Assets - (60.1)%	(1,143,095)

	TOTAL NET ASSETS - 100.0%	$1,901,126

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,533,575.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	2,224	$612,378	$(187,931)

Total return of common shares of Coinbase Global, Inc.	SOFR + 4.5000%	Bank of America Merrill Lynch	12/11/2026	10,812	2,711,217	(623,954)

Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Citibank N.A.	12/22/2026	1,137	278,702	(60,353)

Total return of common shares of Coinbase Global, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	4,395	1,088,651	(243,631)

					$4,690,948	$(1,115,869)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.1%
Money Market Funds - 95.1%

955,385	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$955,385

210,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	210,000

99,704	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	99,704

	TOTAL SHORT TERM INVESTMENTS (Cost $1,265,089) (b)	$1,265,089

	TOTAL INVESTMENTS (Cost $1,265,089) - 95.1%	$1,265,089

	Other Assets in Excess of Liabilities - 4.9%	64,929

	TOTAL NET ASSETS - 100.0%	$1,330,018

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $309,704.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.7500%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2026	112	$558,907	$28,187

SOFR + 0.6600%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/22/2026	168	829,148	36,762

					$1,388,055	$64,949

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 86.2%
Administrative and Support Services - 11.9%
23,987	Bitfarms Ltd. ADR (Canada) (a)	$56,130
4,334	Hut 8 Corp. (a)	241,967
1,335	Visa, Inc. Class A	429,643

		727,740

Chemical Manufacturing - 1.1%
2,306	Galaxy Digital, Inc. (a)	65,168

Computer and Electronic Product Manufacturing - 7.4%
2,354	NVIDIA Corp.	449,920

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 19.3%
7,033	Applied Digital Corp. (a)(b)	238,278
1,024	Bakkt, Inc. (a)(b)	13,711
12,985	Bit Digital, Inc. ADR (a)	26,360
8,442	BitMine Immersion Technologies, Inc. (b)	211,894
13,992	Cipher Mining, Inc. (a)	223,312
3,346	Circle Internet Group, Inc. (a)	213,910
12,439	Core Scientific, Inc. (a)(b)	223,778
9,547	Hive Digital Technologies Ltd. ADR (Canada) (a)	26,636

		1,177,879

Credit Intermediation and Related Activities - 20.0%
1,818	Coinbase Global, Inc. (a)	354,037
3,559	Figure Technology Solutions, Inc. (a)	202,436
813	MasterCard, Inc. Class A	438,036
16,809	Terawulf, Inc. (a)(b)	224,737

		1,219,246

Management of Companies and Enterprises - 3.0%
6,045	Bullish ADR (a)	182,559

Professional, Scientific, and Technical Services - 4.4%
1,838	Cleanspark, Inc. (a)(b)	21,762
4,549	IREN Ltd. ADR (Australia) (a)(b)	244,463

		266,225

Publishing Industries - 3.9%
3,989	Block, Inc. (a)	241,055

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.2%
7,542	Bitdeer Technologies Group ADR (Singapore) (a)(b)	98,348
4,032	Robinhood Markets, Inc. (a)	401,103

		499,451

Support Activities for Mining - 0.3%
5,618	BTQ Technologies Corp. ADR (Canada) (a)	18,792

Telecommunications - 6.7%
7,706	PayPal Holdings, Inc.	406,029

	TOTAL COMMON STOCKS (Cost $4,931,879)	$5,254,064

SHORT TERM INVESTMENTS - 37.9%
Money Market Funds - 37.9%

805,033	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$805,033

955,979	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	955,979

9	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	9

547,056	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	547,056

	TOTAL SHORT TERM INVESTMENTS (Cost $2,308,077)	$2,308,077

	TOTAL INVESTMENTS (Cost $7,239,956) - 124.1% (e)	$7,562,141

	Liabilities in Excess of Other Assets - (24.1)%	(1,465,024)

	TOTAL NET ASSETS - 100.0%	$6,097,117

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,570,487.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 1.0000%	Goldman Sachs	12/10/2026	426	$2,072,505	$(58,336)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.9500%	Citibank N.A.	12/22/2026	836	4,062,617	(110,468)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.8800%	Barclays	12/22/2026	199	979,359	(38,459)

					$7,114,481	$(207,263)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily CSCO Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.0%
Money Market Funds - 99.0%

1,329,055	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,329,055

295,793	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	295,793

485,166	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	485,166

	TOTAL SHORT TERM INVESTMENTS (Cost $2,110,014) (b)	$2,110,014

	TOTAL INVESTMENTS (Cost $2,110,014) - 99.0%	$2,110,014

	Other Assets in Excess of Liabilities - 1.0%	20,559

	TOTAL NET ASSETS - 100.0%	$2,130,573

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $780,959.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Goldman Sachs	12/10/2026	6,772	$537,938	$10,880

SOFR + 0.1000%	Total return of common shares of Cisco Systems, Inc.	Bank of America Merrill Lynch	12/11/2026	10,075	798,645	10,408

SOFR + (2.0000)%	Total return of common shares of Cisco Systems, Inc.	Citibank N.A.	12/22/2026	6,136	481,186	(985)

SOFR + 1.5000%	Total return of common shares of Cisco Systems, Inc.	Barclays	12/22/2026	4,220	327,695	(2,513)

					$2,145,464	$17,790

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily CSCO Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.8%

Computer and Electronic Product Manufacturing - 9.8%
5,828	Cisco Systems, Inc.	$456,449

	TOTAL COMMON STOCKS (Cost $392,552)	$456,449

SHORT TERM INVESTMENTS - 91.3%

1,526,546	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,526,546

1,172,425	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,172,425

480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	480,000

1,052,511	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,052,511

	TOTAL SHORT TERM INVESTMENTS (Cost $4,231,482)	$4,231,482

	TOTAL INVESTMENTS (Cost $4,624,034) - 101.1% (b)	$4,687,931

	Liabilities in Excess of Other Assets - (1.1)%	(51,859)

	TOTAL NET ASSETS - 100.0%	$4,636,072

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,704,936.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	42,950	$3,389,751	$(41,983)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	23,408	1,845,401	(19,757)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	20,365	1,597,023	(7,186)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	25,837	2,014,621	3,506

					$8,846,796	$(65,420)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 27.6%
1,036,715	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$34,667,750

	TOTAL INVESTMENT COMPANIES (Cost $34,473,592)	$34,667,750

SHORT TERM INVESTMENTS - 95.8%
Money Market Funds - 95.8%

77,660,291	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$77,660,291

2,560,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	2,560,000

999,034	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	999,034

38,966,410	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	38,966,410

	TOTAL SHORT TERM INVESTMENTS (Cost $120,185,735)	$120,185,735

	TOTAL INVESTMENTS (Cost $154,659,327) - 123.4% (e)	$154,853,485

	Liabilities in Excess of Other Assets - (23.4)%	(29,341,976)

	TOTAL NET ASSETS - 100.0%	$125,511,509

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,958,307.

Long Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.1000)%	Goldman Sachs	12/10/2026	578,048	$19,369,390	$119,377

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.0000%	J.P. Morgan	12/16/2026	337,879	11,098,733	477,645

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	224,199	7,381,056	211,693

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.3000)%	Citibank N.A.	12/22/2026	5,180,815	167,565,024	5,037,954

Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	Barclays	12/22/2026	149,016	4,859,412	98,663

					$210,273,615	$5,945,332

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 52.2%
3,850,433	KraneShares CSI China Internet ETF (a)	$136,228,320

	TOTAL INVESTMENT COMPANIES (Cost $125,563,666)	$136,228,320

SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%

77,318,195	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$77,318,195

19,189,585	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	19,189,585

38,691,157	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	38,691,157

	TOTAL SHORT TERM INVESTMENTS (Cost $135,198,937)	$135,198,937

	TOTAL INVESTMENTS (Cost $260,762,603) - 104.0% (c)	$271,427,257

	Liabilities in Excess of Other Assets - (4.0)%	(10,288,643)

	TOTAL NET ASSETS - 100.0%	$261,138,614

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $205,660,182.

Long Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	1,002,763	$35,062,416	$249,624

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	3,193,675	118,252,264	(121,041)

Total return of KraneShares CSI China Internet ETF	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	821,857	30,416,928	649,363

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2026	3,046,611	109,221,004	4,351,613

Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,846,692	103,037,734	2,074,713

					$395,990,346	$7,204,272

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Energy Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 122.3%
Money Market Funds - 122.3%

17,164,009	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$17,164,009

2,488,024	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	2,488,024

2,027,949	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	2,027,949

	TOTAL SHORT TERM INVESTMENTS (Cost $21,679,982) (b)	$21,679,982

	TOTAL INVESTMENTS (Cost $21,679,982) - 122.3%	$21,679,982

	Liabilities in Excess of Other Assets - (22.3)%	(3,958,763)

	TOTAL NET ASSETS - 100.0%	$17,721,219

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,792,910.

Short Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.3500%	Total return of Energy Select Sector Index	BNP Paribas	12/4/2026	4,214	$4,291,734	$(227,014)

SOFR + 0.6000%	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2026	7,193	6,903,970	(781,550)

SOFR + 0.1900%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2026	13,808	12,916,003	(1,857,974)

SOFR + 0.4500%	Total return of Energy Select Sector Index	Barclays	12/22/2026	7,788	7,256,391	(1,078,351)

					$31,368,098	$(3,944,889)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Energy Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 68.8%

Gasoline Stations and Fuel Dealers - 12.3%

189,204	Chevron Corp.	$33,470,188

Machinery Manufacturing - 2.4%

115,226	Baker Hughes Co.	6,457,265

Oil and Gas Extraction - 27.3%

41,414	APA Corp. (a)	1,093,744

88,908	Coterra Energy, Inc.	2,564,996

73,250	Devon Energy Corp.	2,945,382

21,748	Diamondback Energy, Inc.	3,565,585

63,359	EOG Resources, Inc.	7,104,445

72,872	EQT Corp.	4,206,901

27,811	Expand Energy Corp.	3,126,234

322,696	Exxon Mobil Corp.	45,629,214

83,982	Occidental Petroleum Corp.	3,811,943

		74,048,444

Petroleum and Coal Products Manufacturing - 11.9%

123,527	ConocoPhillips	12,875,219

35,101	Marathon Petroleum Corp.	6,184,445

47,050	Phillips 66	6,754,498

35,615	Valero Energy Corp. (a)	6,461,630

		32,275,792

Pipeline Transportation - 5.0%

25,067	Targa Resources Corp.	5,037,966

124,750	Williams Companies, Inc.	8,390,685

		13,428,651

Support Activities for Mining - 4.3%

98,277	Halliburton Co.	3,294,245

174,448	SLB Ltd. ADR	8,439,794

		11,734,039

Utilities - 5.6%

228,613	Kinder Morgan, Inc.	6,970,410

73,476	ONEOK, Inc. (a)	5,818,564

6,763	Texas Pacific Land Corp. (a)	2,355,959

		15,144,933

	TOTAL COMMON STOCKS (Cost $162,541,767)	$186,559,312

SHORT TERM INVESTMENTS - 31.2%

Money Market Funds - 31.2%

83,912,353	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)(c)	$83,912,353

21,251	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	21,251

705,459	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	705,459

	TOTAL SHORT TERM INVESTMENTS (Cost $84,639,063)	$84,639,063

	TOTAL INVESTMENTS (Cost $247,180,830) - 100.0% (d)	$271,198,375

	Other Assets in Excess of Liabilities - 0.0% (†)	22,680

	TOTAL NET ASSETS - 100.0%	$271,221,055

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $167,670,318.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Energy Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	122,941	$121,429,210	$10,112,094

Total return of Energy Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	58,679	55,696,999	7,065,883

Total return of Energy Select Sector Index	SOFR + 0.5700%	UBS Securities LLC	12/17/2026	73,805	69,037,197	9,898,194

Total return of Energy Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	75,966	70,780,561	10,499,049

					$316,943,967	$37,575,220

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Energy Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 31.0%

Gasoline Stations and Fuel Dealers - 6.5%

1,118	Chevron Corp.	$197,774

Oil and Gas Extraction - 12.3%

1,520	EOG Resources, Inc.	170,438

1,416	Exxon Mobil Corp.	200,222

		370,660

Petroleum and Coal Products Manufacturing - 6.0%

1,749	ConocoPhillips	182,298

Pipeline Transportation - 6.2%

2,798	Williams Companies, Inc.	188,194

	TOTAL COMMON STOCKS (Cost $844,537)	$938,926

SHORT TERM INVESTMENTS - 67.1%
Money Market Funds - 67.1%

1,253,908	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,253,908

450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	450,000

329,566	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	329,566

	TOTAL SHORT TERM INVESTMENTS (Cost $2,033,474)	$2,033,474

	TOTAL INVESTMENTS (Cost $2,878,011) - 98.1% (b)	$2,972,400

	Other Assets in Excess of Liabilities - 1.9%	59,301

	TOTAL NET ASSETS - 100.0%	$3,031,701

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,625,203.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	4,022	$2,984,985	$96,441

Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	2,664	1,812,296	225,028

					$4,797,281	$321,469

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily F Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.1%
Money Market Funds - 102.1%

1,165,609	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,165,609

284,695	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	284,695

270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	270,000

221,661	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	221,661

	TOTAL SHORT TERM INVESTMENTS (Cost $1,941,965) (b)	$1,941,965

	TOTAL INVESTMENTS (Cost $1,941,965) - 102.1%	$1,941,965

	Liabilities in Excess of Other Assets - (2.1)%	(39,121)

	TOTAL NET ASSETS - 100.0%	$1,902,844

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $776,356.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Goldman Sachs	12/10/2026	25,859	$338,236	$(18,846)

SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Bank of America Merrill Lynch	12/11/2026	25,017	340,982	(4,472)

SOFR + (2.0000)%	Total return of common shares of Ford Motor Co.	Citibank N.A.	12/22/2026	18,478	253,314	(3,424)

SOFR + 1.5000%	Total return of common shares of Ford Motor Co.	Barclays	12/22/2026	67,739	916,794	(18,484)

					$1,849,326	$(45,226)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily F Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.8%

Transportation Equipment Manufacturing - 12.8%
33,000	Ford Motor Co.	$458,040

	TOTAL COMMON STOCKS (Cost $369,567)	$458,040

SHORT TERM INVESTMENTS - 82.1%

481,977	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$481,977

1,081,191	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,081,191

340,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	340,000

1,041,212	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,041,212

	TOTAL SHORT TERM INVESTMENTS (Cost $2,944,380)	$2,944,380

	TOTAL INVESTMENTS (Cost $3,313,947) - 94.9% (b)	$3,402,420

	Other Assets in Excess of Liabilities - 5.1%	182,889

	TOTAL NET ASSETS - 100.0%	$3,585,309

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,462,403.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	195,873	$2,573,646	$119,437

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	115,152	1,569,522	13,917

Total return of common shares of Ford Motor Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	78,266	1,061,327	18,307

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Barclays	12/22/2026	94,326	1,276,045	24,050

					$6,480,540	$175,711

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.8%
Money Market Funds - 103.8%

126,588,955	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$126,588,955

67,813,745	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	67,813,745

	TOTAL SHORT TERM INVESTMENTS (Cost $194,402,700) (b)	$194,402,700

	TOTAL INVESTMENTS (Cost $194,402,700) - 103.8%	$194,402,700

	Liabilities in Excess of Other Assets - (3.8)%	(7,155,234)

	TOTAL NET ASSETS - 100.0%	$187,247,466

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $110,084,699.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.5900%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/4/2026	747,066	$65,080,244	$(5,286,371)

SOFR + 0.8500%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2026	1,008,625	89,294,548	(5,683,987)

SOFR + 0.4500%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2026	420,261	36,410,545	(3,184,745)

SOFR + 0.1500%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2026	598,056	53,955,226	(2,357,332)

SOFR + 0.7300%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/22/2026	1,202,046	120,737,885	7,542,190

					$365,478,448	$(8,970,245)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 54.1%

7,065,485	VanEck Gold Miners ETF (a)(b)	$665,568,687

	TOTAL INVESTMENT COMPANIES (Cost $548,004,597)	$665,568,687

SHORT TERM INVESTMENTS - 71.7%
Money Market Funds - 71.7%

689,642,038	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$689,642,038

56,885,965	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	56,885,965

134,842,617	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	134,842,617

	TOTAL SHORT TERM INVESTMENTS (Cost $881,370,620)	$881,370,620

	TOTAL INVESTMENTS (Cost $1,429,375,217) - 125.8% (e)	$1,546,939,307

	Liabilities in Excess of Other Assets - (25.8)%	(317,493,791)

	TOTAL NET ASSETS - 100.0%	$1,229,445,516

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $756,164,412.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	BNP Paribas	12/4/2026	1,530,607	$124,576,104	$19,648,672

Total return of VanEck Gold Miners ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2026	2,633,950	215,825,863	32,514,637

Total return of VanEck Gold Miners ETF	SOFR + 1.0500%	Bank of America Merrill Lynch	12/11/2026	1,895,801	163,531,794	15,155,884

Total return of VanEck Gold Miners ETF	SOFR + 0.7400%	J.P. Morgan	12/16/2026	4,830,321	409,968,716	45,729,392

Total return of VanEck Gold Miners ETF	SOFR + 0.7600%	UBS Securities LLC	12/17/2026	5,865,373	531,852,614	20,591,578

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	Citibank N.A.	12/22/2026	2,282,710	210,339,317	4,716,487

					$1,656,094,408	$138,356,650

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily GOOGL Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.7%
Money Market Funds - 81.7%

5,826,718	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$5,826,718

3,549,619	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	3,549,619

	TOTAL SHORT TERM INVESTMENTS (Cost $9,376,337) (b)	$9,376,337

	TOTAL INVESTMENTS (Cost $9,376,337) - 81.7%	$9,376,337

	Other Assets in Excess of Liabilities - 18.3%	2,095,193

	TOTAL NET ASSETS - 100.0%	$11,471,530

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,549,619.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + (1.5000)%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2026	2,531	$842,266	$(12,668)

SOFR + (2.0000)%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/22/2026	31,409	10,174,709	(432,509)

					$11,016,975	$(445,177)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily GOOGL Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 7.2%
Web Search Portals, Libraries, Archives, and Other Information Services - 7.2%

247,042	Alphabet, Inc.	$83,500,196

	TOTAL COMMON STOCKS (Cost $78,057,293)	$83,500,196

SHORT TERM INVESTMENTS - 92.9%

416,195,207	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$416,195,207

307,459,142	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	307,459,142

72,641,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	72,641,912

286,630,286	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	286,630,286

	TOTAL SHORT TERM INVESTMENTS (Cost $1,082,926,547)	$1,082,926,547

	TOTAL INVESTMENTS (Cost $1,160,983,840) - 100.1% (b)	$1,166,426,743

	Liabilities in Excess of Other Assets - (0.1)%	(325,524)

	TOTAL NET ASSETS - 100.0%	$1,166,101,219

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $768,209,128.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Alphabet, Inc.	SOFR + 1.7500%	Goldman Sachs	12/10/2026	2,597,092	$831,276,533	$41,017,697

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Nomura	12/10/2026	750,000	242,485,553	9,117,249

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	1,335,038	420,234,991	27,477,165

Total return of common shares of Alphabet, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	1,254,958	391,248,801	30,311,575

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	715,789	221,737,116	18,555,644

					$2,106,982,994	$126,479,330

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily HOOD Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 5.1%

Web Search Portals, Libraries, Archives, and Other Information Services - 5.1%
1,959	Robinhood Markets, Inc. (a)	$194,881

	TOTAL COMMON STOCKS (Cost $215,886)	$194,881

SHORT TERM INVESTMENTS - 155.0%

601,805	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$601,805

2,325,424	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	2,325,424

350,132	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	350,132

2,643,994	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	2,643,994

	TOTAL SHORT TERM INVESTMENTS (Cost $5,921,355)	$5,921,355

	TOTAL INVESTMENTS (Cost $6,137,241) - 160.1% (c)	$6,116,236

	Liabilities in Excess of Other Assets - (60.1)%	(2,296,788)

	TOTAL NET ASSETS - 100.0%	$3,819,448

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,319,550.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Robinhood Markets, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	25,562	$3,469,019	$(975,637)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	18,831	2,010,555	(150,069)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 8.7500%	Citibank N.A.	12/22/2026	20,439	2,427,662	(425,524)

Total return of common shares of Robinhood Markets, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	10,000	1,223,700	(241,371)

					$9,130,936	$(1,792,601)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily INTC Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 8.9%

Web Search Portals, Libraries, Archives, and Other Information Services - 8.9%
33,562	Intel Corp. (a)	$1,559,626

	TOTAL COMMON STOCKS (Cost $1,392,080)	$1,559,626

SHORT TERM INVESTMENTS - 106.9%

5,842,834	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	$5,842,834

850,138	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	850,138

12,108,786	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	12,108,786

	TOTAL SHORT TERM INVESTMENTS (Cost $18,801,758)	$18,801,758

	TOTAL INVESTMENTS (Cost $20,193,838) - 115.8% (c)	$20,361,384

	Liabilities in Excess of Other Assets - (15.8)%	(2,770,963)

	TOTAL NET ASSETS - 100.0%	$17,590,421

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,801,758.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Intel Corp.	SOFR + 4.0000%	Goldman Sachs	12/10/2026	121,037	$6,566,927	$(956,277)

Total return of common shares of Intel Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	256,633	10,761,133	1,123,276

Total return of common shares of Intel Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	284,125	13,043,026	128,674

Total return of common shares of Intel Corp.	SOFR + 4.0000%	Barclays	12/22/2026	61,726	2,499,689	352,814

					$32,870,775	$648,487

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Junior Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.7%
Money Market Funds - 99.7%

42,988,339	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$42,988,339

16,585,757	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	16,585,757

	TOTAL SHORT TERM INVESTMENTS (Cost $59,574,096) (b)	$59,574,096

	TOTAL INVESTMENTS (Cost $59,574,096) - 99.7%	$59,574,096

	Other Assets in Excess of Liabilities - 0.3%	203,172

	TOTAL NET ASSETS - 100.0%	$59,777,268

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,362,408.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3900%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/4/2026	497,496	$60,557,943	$(1,174,086)

SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2026	168,794	24,049,514	3,113,437

SOFR + 0.1500%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2026	120,082	13,788,659	(1,359,620)

SOFR + 0.6000%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/22/2026	177,195	20,843,448	(1,511,310)

					$119,239,564	$(931,579)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Junior Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 36.6%

1,864,017	VanEck Junior Gold Miners ETF (a)(b)	$231,305,869

	TOTAL INVESTMENT COMPANIES (Cost $210,397,165)	$231,305,869

SHORT TERM INVESTMENTS - 99.6%
Money Market Funds - 99.6%

542,550,649	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$542,550,649

87,261,142	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	87,261,142

	TOTAL SHORT TERM INVESTMENTS (Cost $629,811,791)	$629,811,791

	TOTAL INVESTMENTS (Cost $840,208,956) - 136.2% (e)	$861,117,660

	Liabilities in Excess of Other Assets - (36.2)%	(228,568,496)

	TOTAL NET ASSETS - 100.0%	$632,549,164

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $374,660,927.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	1,031,352	$110,334,037	$20,789,724

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.6300%	J.P. Morgan	12/16/2026	2,923,009	404,369,442	(42,120,452)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7700%	UBS Securities LLC	12/17/2026	2,287,017	266,022,382	21,264,045

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,090,373	245,890,576	18,127,371

					$1,026,616,437	$18,060,688

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily LLY Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.4%
Money Market Funds - 99.4%

616,611	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$616,611

595,351	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	595,351

300,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	300,000

263,027	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	263,027

	TOTAL SHORT TERM INVESTMENTS (Cost $1,774,989) (b)	$1,774,989

	TOTAL INVESTMENTS (Cost $1,774,989) - 99.4%	$1,774,989

	Other Assets in Excess of Liabilities - 0.6%	10,573

	TOTAL NET ASSETS - 100.0%	$1,785,562

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,158,378.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.4000%	Total return of common shares of Eli Lilly & Co.	Goldman Sachs	12/10/2026	728	$732,522	$(18,600)

SOFR + (1.5000)%	Total return of common shares of Eli Lilly & Co.	Bank of America Merrill Lynch	12/11/2026	281	285,055	(5,497)

SOFR + (2.0000)%	Total return of common shares of Eli Lilly & Co.	Citibank N.A.	12/22/2026	308	330,003	12,061

SOFR + 2.1500%	Total return of common shares of Eli Lilly & Co.	Barclays	12/22/2026	405	434,970	15,717

					$1,782,550	$3,681

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily LLY Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 15.4%

Chemical Manufacturing - 15.4%
2,397	Eli Lilly & Co.	$2,486,049

	TOTAL COMMON STOCKS (Cost $1,675,607)	$2,486,049

SHORT TERM INVESTMENTS - 88.5%

3,265,858	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$3,265,858

5,072,666	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	5,072,666

4,160,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	4,160,000

1,838,179	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,838,179

	TOTAL SHORT TERM INVESTMENTS (Cost $14,336,703)	$14,336,703

	TOTAL INVESTMENTS (Cost $16,012,310) - 103.9% (b)	$16,822,752

	Liabilities in Excess of Other Assets - (3.9)%	(632,157)

	TOTAL NET ASSETS - 100.0%	$16,190,595

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,070,845.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Goldman Sachs	12/10/2026	12,365	$12,357,327	$355,942

Total return of common shares of Eli Lilly & Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	1,662	1,679,353	28,574

Total return of common shares of Eli Lilly & Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,768	2,965,851	(120,090)

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Barclays	12/22/2026	12,029	12,933,426	(523,863)

					$29,935,957	$(259,437)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily LMT Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 123.8%

Money Market Funds - 123.8%

1,360,346	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,360,346

274,123	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	274,123

404,834	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	404,834

	TOTAL SHORT TERM INVESTMENTS (Cost $2,039,303) (b)	$2,039,303

	TOTAL INVESTMENTS (Cost $2,039,303) - 123.8%	$2,039,303

	Liabilities in Excess of Other Assets - (23.8)%	(392,004)

	TOTAL NET ASSETS - 100.0%	$1,647,299

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $678,957.

Short Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.0000%	Total return of Lockheed Martin Corp.	Goldman Sachs	12/10/2026	730	$342,478	$(107,943)

SOFR + 0.0000%	Total return of Lockheed Martin Corp.	Bank of America Merrill Lynch	12/11/2026	489	250,921	(52,885)

SOFR + (2.0000)%	Total return of Lockheed Martin Corp.	Citibank N.A.	12/22/2026	872	413,675	(131,252)

SOFR + 1.5000%	Total return of Lockheed Martin Corp.	Barclays	12/22/2026	506	254,506	(60,492)

					$1,261,580	$(352,572)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily LMT Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.9%

Web Search Portals, Libraries, Archives, and Other Information Services - 13.9%
1,382	Lockheed Martin Corp.(a)	$876,492

	TOTAL COMMON STOCKS (Cost $632,742)	$876,492

SHORT TERM INVESTMENTS - 90.6%

1,835,270	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,835,270

707,348	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	707,348

1,510,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	1,510,001

1,671,626	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	1,671,626

	TOTAL SHORT TERM INVESTMENTS (Cost $5,724,245)	$5,724,245

	TOTAL INVESTMENTS (Cost $6,356,987) - 104.5% (c)	$6,600,737

	Liabilities in Excess of Other Assets - (4.5)%	(282,229)

	TOTAL NET ASSETS - 100.0%	$6,318,508

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,888,975.

Long Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	3,348	$2,088,295	$(3,096)

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	3,525	2,194,419	23,076

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	3,603	2,242,903	22,879

Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Barclays	12/22/2026	8,066	4,657,653	403,067

					$11,183,270	$445,926

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Magnificent 7 Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.8%

Money Market Funds - 99.8%

15,080,871	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$15,080,871

2,353,652	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,353,652

1,329,657	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	1,329,657

5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	5

	TOTAL SHORT TERM INVESTMENTS (Cost $18,764,185) (b)	$18,764,185

	TOTAL INVESTMENTS (Cost $18,764,185) - 99.8%	$18,764,185

	Other Assets in Excess of Liabilities - 0.2%	31,764

	TOTAL NET ASSETS - 100.0%	$18,795,949

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,764,185.

Short Total Return Swap Contracts (Unaudited)

January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.4500%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2026	1,156	$10,990,982	$37,574

SOFR + 0.6800%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2026	817	7,705,701	(52,990)

					$18,696,683	$(15,416)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Magnificent 7 Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 45.5%

Computer and Electronic Product Manufacturing - 20.1%
22,770	Alphabet, Inc. - Class A	$7,696,260
26,029	Apple, Inc.	6,754,005
38,400	NVIDIA Corp.	7,339,392

		21,789,657

General Merchandise Retailers - 6.8%
30,879	Amazon.com, Inc. (a)	7,389,345

Professional, Scientific, and Technical Services - 7.1%
10,664	Meta Platforms, Inc. - Class A	7,640,756

Publishing Industries - 5.8%
14,546	Microsoft Corp.	6,258,998

Transportation Equipment Manufacturing - 5.7%
14,432	Tesla, Inc. (a)	6,211,677

	TOTAL COMMON STOCKS (Cost $36,770,157)	$49,290,433

SHORT TERM INVESTMENTS - 47.0%
Money Market Funds - 47.0%

37,334,779	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$37,334,779

3,580,750	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	3,580,750

8,522,823	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	8,522,823

1,616,279	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	1,616,279

	TOTAL SHORT TERM INVESTMENTS (Cost $51,054,631) (b)	$51,054,631

	TOTAL INVESTMENTS (Cost $87,824,788) - 92.5%	$100,345,064

	Other Assets in Excess of Liabilities - 7.5%	8,178,013

	TOTAL NET ASSETS - 100.0%	$108,523,077

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,054,631.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx Magnificent 7 Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	4,522	$42,902,779	$(5,742)

Total return of Indxx Magnificent 7 Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	2,523	23,835,462	54,185

Total return of Indxx Magnificent 7 Index	SOFR + 1.0000%	Barclays	12/22/2026	10,560	100,678,509	(413,488)

					$167,416,750	$(365,045)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily META Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.9%
Money Market Funds - 105.9%

5,800,121	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$5,800,121

2,407,350	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,407,350

480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	480,000

470,203	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	470,203

	TOTAL SHORT TERM INVESTMENTS (Cost $9,157,674) (b)	$9,157,674

	TOTAL INVESTMENTS (Cost $9,157,674) - 105.9%	$9,157,674

	Liabilities in Excess of Other Assets - (5.9)%	(509,900)

	TOTAL NET ASSETS - 100.0%	$8,647,774

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,357,553.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.6500%	Total return of common shares of Meta Platforms Corporation	Goldman Sachs	12/10/2026	7,497	$5,043,618	$(307,191)

SOFR + (1.5000)%	Total return of common shares of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2026	752	490,838	(46,842)

SOFR + (2.0000)%	Total return of common shares of Meta Platforms Corporation	Citibank N.A.	12/22/2026	1,464	1,005,238	(42,403)

SOFR + 2.1500%	Total return of common shares of Meta Platforms Corporation	Barclays	12/22/2026	2,356	1,549,095	(129,426)

					$8,088,789	$(525,862)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily META Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.6%

Professional, Scientific, and Technical Services - 12.6%
78,532	Meta Platforms, Inc.	$56,268,178

	TOTAL COMMON STOCKS (Cost $51,486,921)	$56,268,178

SHORT TERM INVESTMENTS - 139.1%

192,213,095	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$192,213,095

214,413,856	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	214,413,856

127,182,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	127,182,449

87,682,076	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	87,682,076

	TOTAL SHORT TERM INVESTMENTS (Cost $621,491,476)	$621,491,476

	TOTAL INVESTMENTS (Cost $672,978,397) - 151.7% (b)	$677,759,654

	Liabilities in Excess of Other Assets - (51.7)%	(230,961,340)

	TOTAL NET ASSETS - 100.0%	$446,798,314

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $474,382,506.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Meta Platforms Corporation	SOFR + 3.7500%	BNP Paribas	12/04/2026	122,138	$80,797,951	$5,805,829

Total return of common shares of Meta Platforms Corporation	SOFR + 2.9400%	Goldman Sachs	12/10/2026	238,573	176,140,832	(5,267,943)

Total return of common shares of Meta Platforms Corporation	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	154,752	94,876,512	15,828,020

Total return of common shares of Meta Platforms Corporation	SOFR + 3.7500%	Citibank N.A.	12/22/2026	138,987	91,560,466	7,003,922

Total return of common shares of Meta Platforms Corporation	SOFR + 2.9800%	Barclays	12/22/2026	514,189	379,630,881	(11,370,567)

					$823,006,642	$11,999,261

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI Brazil Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 41.2%
1,558,914	iShares MSCI Brazil Capped ETF (a)(b)	$57,742,174

	TOTAL INVESTMENT COMPANIES (Cost $46,563,086)	$57,742,174

SHORT TERM INVESTMENTS - 85.1%

Money Market Funds - 85.1%

101,410,465	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$101,410,465

3,633,814	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	3,633,814

14,195,262	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	14,195,262

	TOTAL SHORT TERM INVESTMENTS (Cost $119,239,541)	$119,239,541

	TOTAL INVESTMENTS (Cost $165,802,627) - 126.3% (e)	$176,981,715

	Liabilities in Excess of Other Assets - (26.3)%	(36,929,936)

	TOTAL NET ASSETS - 100.0%	$140,051,779

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,966,998.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	BNP Paribas	12/4/2026	1,311,521	$44,878,042	$4,702,734

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.2700%	J.P. Morgan	12/16/2026	1,738,710	57,989,585	7,854,864

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	1,820,351	57,994,741	9,322,820

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7500%	Barclays	12/22/2026	1,132,766	37,185,465	4,721,551

					$198,047,833	$26,601,969

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI India Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value

INVESTMENT COMPANIES - 55.2%
635,922	iShares MSCI India ETF (a)(b)	$32,902,605

	TOTAL INVESTMENT COMPANIES (Cost $33,200,031)	$32,902,605

SHORT TERM INVESTMENTS - 50.8%

Money Market Funds - 50.8%

17,061,608	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)	$17,061,608

6,658,030	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	6,658,030

6,521,180	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	6,521,180

	TOTAL SHORT TERM INVESTMENTS (Cost $30,240,818)	$30,240,818

	TOTAL INVESTMENTS (Cost $63,440,849) - 106.0% (d)	$63,143,423

	Liabilities in Excess of Other Assets - (6.0)%	(3,565,264)

	TOTAL NET ASSETS - 100.0%	$59,578,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,494,616.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares MSCI India ETF	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	115,143	$6,084,141	$(149,581)

Total return of iShares MSCI India ETF	SOFR + 0.6900%	UBS Securities LLC	12/17/2026	648,213	34,335,843	(984,619)

Total return of iShares MSCI India ETF	SOFR + 0.9500%	Citibank N.A.	12/22/2026	391,611	21,205,735	(1,055,465)

Total return of iShares MSCI India ETF	SOFR + 0.8000%	Barclays	12/22/2026	512,091	27,750,211	(1,392,585)

					$89,375,930	$(3,582,250)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.0%

Money Market Funds - 96.0%

5,414,470	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$5,414,470

1,125,531	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,125,531

1,768,574	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,768,574

	TOTAL SHORT TERM INVESTMENTS (Cost $8,308,575) (b)	$8,308,575

	TOTAL INVESTMENTS (Cost $8,308,575) - 96.0%	$8,308,575

	Other Assets in Excess of Liabilities - 4.0%	344,732

	TOTAL NET ASSETS - 100.0%	$8,653,307

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,894,105.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.0300%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2026	8,990	$4,049,575	$190,761

SOFR + (1.5000)%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2026	4,059	1,962,405	221,941

SOFR + (2.0000)%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/22/2026	7,061	3,431,081	399,343

					$9,443,061	$812,045

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSFT Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 14.2%

Publishing Industries - 14.2%
161,538	Microsoft Corp. (a)	$69,508,186

	TOTAL COMMON STOCKS (Cost $75,364,785)	$69,508,186

SHORT TERM INVESTMENTS - 94.2%

127,804,651	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$127,804,651

219,177,333	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	219,177,333

23,700,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	23,700,000

91,813,993	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	91,813,993

	TOTAL SHORT TERM INVESTMENTS (Cost $462,495,977)	$462,495,977

	TOTAL INVESTMENTS (Cost $537,860,762) - 108.4% (c)	$532,004,163

	Liabilities in Excess of Other Assets - (8.4)%	(41,238,645)

	TOTAL NET ASSETS - 100.0%	$490,765,518

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $334,691,327.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Microsoft Corp.	SOFR + 1.7400%	Goldman Sachs	12/10/2026	1,511,540	$683,374,691	$(34,460,342)

Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	357,386	172,785,409	(20,642,953)

Total return of common shares of Microsoft Corp.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	122,257	59,407,122	(7,269,563)

Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Barclays	12/22/2026	128,210	62,171,593	(7,465,151)

					$977,738,815	$(69,838,009)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MU Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.3%

Money Market Funds - 112.3%

47,750,878	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$47,750,878

8,085,722	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	8,085,722

12,300,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	12,300,002

9,292,366	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	9,292,366

	TOTAL SHORT TERM INVESTMENTS (Cost $77,428,968) (b)	$77,428,968

	TOTAL INVESTMENTS (Cost $77,428,968) - 112.3%	$77,428,968

	Liabilities in Excess of Other Assets - (12.3)%	(8,475,953)

	TOTAL NET ASSETS - 100.0%	$68,953,015

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,598,090.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.9000%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2026	51,684	$18,747,495	$(2,661,896)

SOFR + 0.4500%	Total return of common shares of Micron Technology, Inc.	Nomura	12/10/2026	28,744	9,581,998	(2,322,231)

SOFR + (1.5000)%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2026	9,765	2,523,862	(1,520,742)

SOFR + (2.0000)%	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/22/2026	25,461	9,121,403	(1,436,586)

SOFR + 2.1500%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2026	50,549	16,259,064	(4,646,449)

					$56,233,822	$(12,587,904)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MU Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.8%

Computer and Electronic Product Manufacturing - 12.8%
422,681	Micron Technology, Inc.	$175,361,893

	TOTAL COMMON STOCKS (Cost $135,487,336)	$175,361,893

SHORT TERM INVESTMENTS - 97.9%

627,823,181	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$627,823,181

318,924,522	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	318,924,522

92,980,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	92,980,000

304,148,026	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	304,148,026

	TOTAL SHORT TERM INVESTMENTS (Cost $1,343,875,729)	$1,343,875,729

	TOTAL INVESTMENTS (Cost $1,479,363,065) - 110.7% (b)	$1,519,237,622

	Liabilities in Excess of Other Assets - (10.7)%	(147,134,511)

	TOTAL NET ASSETS - 100.0%	$1,372,103,111

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,116,660,777.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Micron Technology, Inc.	SOFR + 2.9900%	Barclays	01/30/2026	711,978	$295,385,433	$(1,175,866)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	BNP Paribas	12/04/2026	377,755	95,523,950	60,314,500

Total return of common shares of Micron Technology, Inc.	SOFR + 3.6900%	Goldman Sachs	12/10/2026	1,423,243	595,004,657	(5,051,940)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Nomura	12/10/2026	1,826,441	721,976,658	34,660,556

Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	917,486	380,646,592	(2,310,090)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	934,936	387,886,247	(1,275,242)

					$2,476,423,537	$85,161,918

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.2%

Money Market Funds - 61.2%

2,143,394	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$2,143,394

453,838	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	453,838

250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	250,000

720,491	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	720,491

	TOTAL SHORT TERM INVESTMENTS (Cost $3,567,723) (b)	$3,567,723

	TOTAL INVESTMENTS (Cost $3,567,723) - 61.2%	$3,567,723

	Other Assets in Excess of Liabilities - 38.8%	2,262,652

	TOTAL NET ASSETS - 100.0%	$5,830,375

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,424,329.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.6500%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2026	12,864	$1,242,559	$181,395

SOFR + (1.5000)%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2026	12,417	1,167,139	134,029

SOFR + (2.0000)%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/22/2026	11,293	1,047,727	106,647

SOFR + 2.1500%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2026	33,261	2,869,007	97,724

					$6,326,432	$519,795

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily NFLX Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 14.9%

Motion Picture and Sound Recording Industries - 14.9%
298,477	Netflix, Inc. (a)	$24,919,844

	TOTAL COMMON STOCKS (Cost $31,246,893)	$24,919,844

SHORT TERM INVESTMENTS - 104.0%

45,252,490	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$45,252,490

41,742,740	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	41,742,740

18,600,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	18,600,000

68,373,262	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	68,373,262

	TOTAL SHORT TERM INVESTMENTS (Cost $173,968,492)	$173,968,492

	TOTAL INVESTMENTS (Cost $205,215,385) - 118.9% (c)	$198,888,336

	Liabilities in Excess of Other Assets - (18.9)%	(31,634,209)

	TOTAL NET ASSETS - 100.0%	$167,254,127

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $149,742,314.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Netflix, Inc.	SOFR + 2.4200%	Goldman Sachs	12/10/2026	901,373	$86,035,344	$(10,258,953)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Nomura	12/10/2026	480,153	44,514,985	(4,905,561)

Total return of common shares of Netflix, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	1,066,165	99,396,309	(11,219,366)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	589,338	51,458,117	(2,395,923)

Total return of common shares of Netflix, Inc.	SOFR + 2.9200%	Barclays	12/22/2026	671,054	57,905,485	(1,989,543)

					$339,310,240	$(30,769,346)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.6%

Money Market Funds - 102.6%

15,143,513	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$15,143,513

2,197,836	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	2,197,836

4,572,748	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	4,572,748

1,055,042	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,055,042

	TOTAL SHORT TERM INVESTMENTS (Cost $22,969,139) (b)	$22,969,139

	TOTAL INVESTMENTS (Cost $22,969,139) - 102.6%	$22,969,139

	Liabilities in Excess of Other Assets - (2.6)%	(575,388)

	TOTAL NET ASSETS - 100.0%	$22,393,751

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,421,731.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + (0.7500)%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/4/2026	6,232	$1,142,824	$(42,830)

SOFR + 1.6500%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2026	29,644	5,500,982	(125,970)

SOFR + 1.0000%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2026	11,138	2,088,588	(8,936)

SOFR + (2.0000)%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/22/2026	5,892	1,066,394	(57,711)

SOFR + 2.1500%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2026	64,270	11,816,203	(395,393)

					$21,614,991	$(630,840)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily NVDA Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 13.5%

Computer and Electronic Product Manufacturing - 13.5%
384,703	NVIDIA Corp.	$73,528,284

	TOTAL COMMON STOCKS (Cost $54,083,902)	$73,528,284

SHORT TERM INVESTMENTS - 98.2%

285,254,224	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$285,254,224

78,431,458	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	78,431,458

104,261,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	104,261,564

68,670,851	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	68,670,851

	TOTAL SHORT TERM INVESTMENTS (Cost $536,618,097)	$536,618,097

	TOTAL INVESTMENTS (Cost $590,701,999) - 111.7% (b)	$610,146,381

	Liabilities in Excess of Other Assets - (11.7)%	(63,964,448)

	TOTAL NET ASSETS - 100.0%	$546,181,933

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $386,756,486.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	BNP Paribas	12/04/2026	446,424	$81,865,233	$2,474,590

Total return of common shares of NVIDIA Corp.	SOFR + 2.9600%	Goldman Sachs	12/10/2026	812,787	149,776,441	3,994,590

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Nomura	12/10/2026	1,200,000	220,536,000	6,448,308

Total return of common shares of NVIDIA Corp.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	339,001	61,413,058	2,850,325

Total return of common shares of NVIDIA Corp.	SOFR + 2.8000%	Citibank N.A.	12/22/2026	727,093	133,031,271	5,283,418

Total return of common shares of NVIDIA Corp.	SOFR + 2.9300%	Barclays	12/22/2026	1,805,298	332,018,636	10,584,354

					$978,640,639	$31,635,585

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily NYSE FANG+ Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 45.1%

Computer and Electronic Product Manufacturing - 19.1%
17,007	Alphabet, Inc.	$5,748,366
18,563	Apple, Inc.	4,816,727
15,478	Broadcom, Inc.	5,127,861
29,520	NVIDIA Corp.	5,642,158

		21,335,112

General Merchandise Retailers - 4.9%
22,805	Amazon.com, Inc. (a)	5,457,237

Motion Picture and Sound Recording Industries - 4.0%
53,235	Netflix, Inc. (a)	4,444,590

Professional, Scientific, and Technical Services - 8.7%
7,769	Meta Platforms, Inc.	5,566,488
28,462	Palantir Technologies, Inc. (a)	4,172,245

		9,738,733

Publishing Industries - 8.4%
10,736	CrowdStrike Holdings, Inc. (a)	4,738,924
10,598	Microsoft Corp.	4,560,214

		9,299,138

	TOTAL COMMON STOCKS (Cost $50,013,230)	$50,274,810

SHORT TERM INVESTMENTS - 61.4%
Money Market Funds - 61.4%

41,862,624	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$41,862,624

3,980,006	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	3,980,006

22,566,036	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	22,566,036

	TOTAL SHORT TERM INVESTMENTS (Cost $68,408,666)	$68,408,666

	TOTAL INVESTMENTS (Cost $118,421,896) - 106.5% (c)	$118,683,476

	Liabilities in Excess of Other Assets - (6.5)%	(7,197,711)

	TOTAL NET ASSETS - 100.0%	$111,485,765

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,729,629.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of NYSE FANG+ Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	369	$6,105,264	$(489,864)

Total return of NYSE FANG+ Index	SOFR + 1.0500%	Bank of America Merrill Lynch	12/11/2026	2,345	38,767,493	(3,056,303)

Total return of NYSE FANG+ Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	4,171	65,343,219	(1,659,374)

Total return of NYSE FANG+ Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	2,437	37,939,471	(756,438)

Total return of NYSE FANG+ Index	SOFR + 0.8300%	Barclays	12/22/2026	1,939	30,853,407	(1,273,594)

					$179,008,854	$(7,235,573)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily ORCL Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.8%

Money Market Funds - 75.8%

3,915,565	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$3,915,565

1,241,808	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,241,808

1,520,921	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,520,921

	TOTAL SHORT TERM INVESTMENTS (Cost $6,678,294) (b)	$6,678,294

	TOTAL INVESTMENTS (Cost $6,678,294) - 75.8%	$6,678,294

	Other Assets in Excess of Liabilities - 24.2%	2,126,427

	TOTAL NET ASSETS - 100.0%	$8,804,721

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,762,729.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.2500%	Total return of common shares of Oracle Corp.	Goldman Sachs	12/10/2026	30,735	$5,402,823	$348,982

SOFR + (0.5000)%	Total return of common shares of Oracle Corp.	Bank of America Merrill Lynch	12/11/2026	15,412	2,991,051	459,905

SOFR + (2.0000)%	Total return of common shares of Oracle Corp.	Citibank N.A.	12/22/2026	4,074	740,950	70,171

SOFR + 1.5000%	Total return of common shares of Oracle Corp.	Barclays	12/22/2026	3,277	652,136	114,841

					$9,786,960	$993,899

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily ORCL Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 4.3%

Web Search Portals, Libraries, Archives, and Other Information Services - 4.3%

6,166	Oracle Corp.	$1,014,800

	TOTAL COMMON STOCKS (Cost $1,119,787)	$1,014,800

SHORT TERM INVESTMENTS - 115.9%

3,369,930	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$3,369,930

6,358,611	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	6,358,611

340,130	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	340,130

17,207,616	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	17,207,616

	TOTAL SHORT TERM INVESTMENTS (Cost $27,276,287)	$27,276,287

	TOTAL INVESTMENTS (Cost $28,396,074) - 120.2% (b)	$28,291,087

	Liabilities in Excess of Other Assets - (20.2)%	(4,763,191)

	TOTAL NET ASSETS - 100.0%	$23,527,896

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,906,357.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	92,181	$16,621,484	$(1,483,398)

Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	172,374	32,614,226	(4,441,777)

Total return of common shares of Oracle Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	13,389	2,570,287	(381,755)

Total return of common shares of Oracle Corp.	SOFR + 4.0000%	Barclays	12/22/2026	1,803	357,679	(63,089)

					$52,163,676	$(6,370,019)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily PANW Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 93.1%
Money Market Funds - 93.1%

1,533,848	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,533,848

448,501	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	448,501

240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	240,000

655,144	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	655,144

	TOTAL SHORT TERM INVESTMENTS (Cost $2,877,493) (b)	$2,877,493

	TOTAL INVESTMENTS (Cost $2,877,493) - 93.1%	$2,877,493

	Other Assets in Excess of Liabilities - 6.9%	213,284

	TOTAL NET ASSETS - 100.0%	$3,090,777

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,343,646.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.4000%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	12/10/2026	7,160	$1,335,164	$74,107

SOFR + (1.5000)%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2026	6,261	1,188,677	84,303

SOFR + (2.0000)%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/22/2026	2,489	465,144	25,552

SOFR + 1.8600%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2026	1,555	294,657	21,280

					$3,283,642	$205,242

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily PANW Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 11.1%
Computer and Electronic Product Manufacturing - 11.1%

5,867	Palo Alto Networks, Inc.(a)	$1,038,283

	TOTAL COMMON STOCKS (Cost $1,091,040)	$1,038,283

SHORT TERM INVESTMENTS - 102.2%

1,412,889	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,412,889

2,771,489	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	2,771,489

2,830,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	2,830,002

2,548,149	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	2,548,149

	TOTAL SHORT TERM INVESTMENTS (Cost $9,562,529)	$9,562,529

	TOTAL INVESTMENTS (Cost $10,653,569) - 113.3% (c)	$10,600,812

	Liabilities in Excess of Other Assets - (13.3)%	(1,241,453)

	TOTAL NET ASSETS - 100.0%	$9,359,359

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,149,640.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.8700%	Goldman Sachs	12/10/2026	28,180	$5,255,742	$(287,859)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	16,586	3,150,038	(244,205)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	13,611	2,543,624	(156,387)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.3500%	Barclays	12/22/2026	41,530	7,869,520	(572,616)

					$18,818,924	$(1,261,067)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily PLTR Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.0%
Money Market Funds - 98.0%

28,313,003	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$28,313,003

4,322,341	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	4,322,341

7,370,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	7,370,004

3,299,842	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	3,299,842

	TOTAL SHORT TERM INVESTMENTS (Cost $43,305,190) (b)	$43,305,190

	TOTAL INVESTMENTS (Cost $43,305,190) - 98.0%	$43,305,190

	Other Assets in Excess of Liabilities - 2.0%	869,803

	TOTAL NET ASSETS - 100.0%	$44,174,993

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,992,187.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.6500%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	12/10/2026	67,696	$9,923,557	$57,441

SOFR + (1.5000)%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2026	42,970	7,327,446	1,041,003

SOFR + (2.0000)%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/22/2026	28,963	5,600,865	1,365,845

SOFR + 2.1500%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2026	161,724	31,127,522	7,615,962

					$53,979,390	$10,080,251

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily PLTR Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 16.0%
Professional, Scientific, and Technical Services - 16.0%

537,073	Palantir Technologies, Inc. (a)	$78,729,531

	TOTAL COMMON STOCKS (Cost $85,022,108)	$78,729,531

SHORT TERM INVESTMENTS - 131.6%

156,541,965	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$156,541,965

111,934,745	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	111,934,745

192,690,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	192,690,000

185,784,976	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	185,784,976

	TOTAL SHORT TERM INVESTMENTS (Cost $646,951,686)	$646,951,686

	TOTAL INVESTMENTS (Cost $731,973,794) - 147.6% (c)	$725,681,217

	Liabilities in Excess of Other Assets - (47.6)%	(233,930,881)

	TOTAL NET ASSETS - 100.0%	$491,750,336

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $552,478,189.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.2900%	Goldman Sachs	12/10/2026	1,349,470	$228,967,000	$(32,034,462)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Nomura	12/10/2026	628,619	118,123,796	(27,244,474)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	1,418,195	241,435,608	(34,848,178)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	599,598	115,950,262	(29,035,301)

Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8900%	Barclays	12/22/2026	2,176,103	421,141,095	(105,174,451)

					$1,125,617,761	$(228,336,866)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily QCOM Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.2%
Money Market Funds - 90.2%

1,061,601	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,061,601

325,071	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	325,071

260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	260,000

556,731	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	556,731

	TOTAL SHORT TERM INVESTMENTS (Cost $2,203,403) (b)	$2,203,403

	TOTAL INVESTMENTS (Cost $2,203,403) - 90.2%	$2,203,403

	Other Assets in Excess of Liabilities - 9.8%	238,445

	TOTAL NET ASSETS - 100.0%	$2,441,848

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,141,803.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.0000%	Total return of common shares of Qualcomm Inc.	Goldman Sachs	12/10/2026	4,126	$719,092	$96,525

SOFR + 0.1000%	Total return of common shares of Qualcomm Inc.	Bank of America Merrill Lynch	12/11/2026	2,829	505,751	79,425

SOFR + (2.0000)%	Total return of common shares of Qualcomm Inc.	Citibank N.A.	12/22/2026	7,034	1,187,726	123,152

SOFR + 1.5000%	Total return of common shares of Qualcomm Inc.	Barclays	12/22/2026	2,119	367,600	48,499

					$2,780,169	$347,601

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily QCOM Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 6.9%
Computer and Electronic Product Manufacturing - 6.9%

2,619	Qualcomm Inc.	$397,015

	TOTAL COMMON STOCKS (Cost $406,628)	$397,015

SHORT TERM INVESTMENTS - 117.6%

1,590,094	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,590,094

1,080,444	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,080,444

450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	450,000

3,628,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	3,628,941

	TOTAL SHORT TERM INVESTMENTS (Cost $6,749,479)	$6,749,479

	TOTAL INVESTMENTS (Cost $7,156,107) - 124.5% (c)	$7,146,494

	Liabilities in Excess of Other Assets - (24.5)%	(1,407,785)

	TOTAL NET ASSETS - 100.0%	$5,738,709

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,159,384.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	11,807	$2,078,032	$(308,700)

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	17,944	2,857,502	(146,378)

Total return of common shares of Qualcomm Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	35,921	6,176,941	(779,567)

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Barclays	12/22/2026	7,420	1,292,712	(177,513)

					$12,405,187	$(1,412,158)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 44.9%

396,205	Global X Robotics & Artificial Intelligence ETF (a)	$14,786,371

	TOTAL INVESTMENT COMPANIES (Cost $11,942,136)	$14,786,371

SHORT TERM INVESTMENTS - 57.9%

Money Market Funds - 57.9%

9,420,950	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$9,420,950

4,079,302	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	4,079,302

5,560,363	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	5,560,363

	TOTAL SHORT TERM INVESTMENTS (Cost $19,060,615)	$19,060,615

	TOTAL INVESTMENTS (Cost $31,002,751) - 102.8% (c)	$33,846,986

	Liabilities in Excess of Other Assets - (2.8)%	(941,130)

	TOTAL NET ASSETS - 100.0%	$32,905,856

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,661,142.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.6500%	J.P. Morgan	12/16/2026	478,972	$17,321,066	$529,975

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7900%	UBS Securities LLC	12/17/2026	125,489	4,392,115	286,422

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	216,216	7,775,128	288,166

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7500%	Barclays	12/22/2026	546,572	20,023,689	361,901

					$49,511,998	$1,466,464

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.0%
Money Market Funds - 103.0%

165,945,771	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$165,945,771

41,969,330	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	41,969,330

	TOTAL SHORT TERM INVESTMENTS (Cost $207,915,101) (b)	$207,915,101

	TOTAL INVESTMENTS (Cost $207,915,101) - 103.0%	$207,915,101

	Liabilities in Excess of Other Assets - (3.0)%	(5,965,543)

	TOTAL NET ASSETS - 100.0%	$201,949,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,870,600.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.4000%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	733	$4,926,808	$(140,151)

SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2026	28,370	195,502,781	(482,768)

					$200,429,589	$(622,919)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 94.0%
Accommodation - 0.4%
1,570	Airbnb, Inc. Class A (a)	$203,111
858	Hilton Worldwide Holdings, Inc.	256,122
2,362	Host Hotels & Resorts, Inc.	43,768
1,124	Las Vegas Sands Corp.	59,268
823	Marriott International, Inc. Class C	259,492
758	MGM Resorts International (a)(b)	25,423
312	Wynn Resorts Ltd.	33,524

		880,708

Administrative and Support Services - 2.3%
318	Allegion PLC ADR (Ireland)	52,594
1,704	Amcor PLC ADR (United Kingdom) (b)	75,402
343	Ameriprise Financial, Inc.	180,826
1,494	Automatic Data Processing, Inc.	368,749
119	Booking Holdings, Inc.	595,219
431	Broadridge Financial Solutions, Inc.	84,954
258	Corpay, Inc. (a)	81,175
452	Equifax, Inc.	91,033
139	FactSet Research System, Inc.	35,356
267	Gartner, Inc. (a)	55,966
1,092	Iron Mountain, Inc.	100,606
583	Live Nation Entertainment, Inc. (a)(b)	84,797
872	Match Group, Inc.	27,163
567	Moody’s Corp.	292,322
1,148	Paramount Skydance Corp.	12,869
773	Qnity Electronics, Inc.	74,347
1,084	Rollins, Inc.	68,661
937	Royal Caribbean Cruises Ltd. ADR (Liberia)	304,197
7,674	Uber Technologies, Inc. (a)	614,304
6,232	Visa, Inc. Class A	2,005,645
1,368	Waste Management, Inc.	304,024

		5,510,209

Air Transportation - 0.2%
2,395	Delta Air Lines, Inc.	157,806
1,910	Southwest Airlines Co. (b)	90,763
1,196	United Continental Holdings, Inc. (a)	122,375

		370,944

Ambulatory Health Care Services - 0.1%
131	DaVita, Inc. (a)	14,324
306	Labcorp Holdings, Inc.	83,085
190	Molina Healthcare, Inc. (a)	34,122
411	Quest Diagnostics, Inc.	76,869
4,253	Viatris, Inc.	55,672

		264,072

Amusement, Gambling, and Recreation Industries - 0.3%
6,593	The Walt Disney Co.	743,690

Apparel Manufacturing - 0.2%
1,262	Cintas Corp.	241,534
539	Deckers Outdoor Corp. (a)	64,324
143	Ralph Lauren Corp.	50,538

		356,396

Beverage and Tobacco Product Manufacturing - 1.1%
6,200	Altria Group, Inc.	384,338
520	Constellation Brands, Inc. Class A	81,484
5,017	Keurig Dr Pepper, Inc.	137,666
625	Molson Coors Brewing Co. Class B	30,025
2,634	Monster Beverage Corp. (a)	212,722
5,049	PepsiCo, Inc.	775,678
5,749	Philip Morris International, Inc.	1,031,601

		2,653,514

Broadcasting and Content Providers - 0.4%
325	Charter Communications, Inc. (a)(b)	66,989
13,422	Comcast Corp. Class A	399,304
770	FOX Corp. Class A	56,041
548	FOX Corp. Class B	35,932
245	TKO Group Holdings, Inc.	49,632
9,151	Warner Bros Discovery, Inc. (a)	252,019

		859,917

Building Material and Garden Equipment and Supplies Dealers - 0.9%
2,071	Lowe’s Companies, Inc.	553,081
3,676	The Home Depot, Inc.	1,376,993
1,952	Tractor Supply Co.	99,318

		2,029,392

Chemical Manufacturing - 5.6%
6,527	AbbVie, Inc.	1,455,586
822	Air Products & Chemicals, Inc.	223,995
435	Albemarle Corp. (b)	74,224
1,988	Amgen, Inc.	679,657
541	Biogen, Inc. (a)	97,321
575	Bio-Techne Corp. (b)	36,852
7,518	Bristol-Myers Squibb Co.	413,866
576	CF Industries Holdings, Inc.	53,700
886	Church & Dwight Co., Inc.	85,278
450	Clorox Co.	50,756
2,977	Colgate-Palmolive Co.	268,793
1,547	DuPont de Nemours, Inc.	67,944
941	Ecolab, Inc.	265,353
2,932	Eli Lilly & Co.	3,040,924
4,582	Gilead Sciences, Inc.	650,415
609	Incyte Corp. (a)	60,943
2,106	IntercontinentalExchange, Inc.	365,981
946	International Flavors & Fragrances, Inc.	66,040
7,075	Kenvue, Inc.	123,105
1,225	Kimberly-Clark Corp.	122,488
1,724	Linde PLC ADR (Ireland)	787,816
951	LyondellBasell Industries N.V. Class A ADR (Netherlands) ADR	46,599
9,167	Merck & Co., Inc.	1,010,845
1,172	Mosaic Co.	32,230
20,998	Pfizer, Inc.	555,187
829	PPG Industries, Inc.	95,857
8,630	Procter & Gamble Co.	1,309,775

372	Regeneron Pharmaceuticals, Inc.	275,819
937	Vertex Pharmaceuticals, Inc. (a)	440,296
1,628	Zoetis, Inc.	203,207

		12,960,852

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
399	Lululemon Athletica, Inc. (a)	69,625
1,201	Ross Stores, Inc.	226,569
4,110	TJX Companies, Inc.	615,719

		911,913

Computer and Electronic Product Manufacturing - 29.6%
6,012	Advanced Micro Devices, Inc. (a)	1,423,221
1,047	Agilent Technologies, Inc.	140,141
21,486	Alphabet, Inc.	7,262,268
17,173	Alphabet, Inc. Class C	5,813,576
850	AMETEK, Inc.	190,383
4,521	Amphenol Corp. Class A	651,386
1,817	Analog Devices, Inc.	564,869
54,569	Apple, Inc.	14,159,564
2,942	Applied Materials, Inc.	948,265
3,813	Arista Networks, Inc. (a)	540,455
17,440	Broadcom, Inc.	5,777,872
14,554	Cisco Systems, Inc.	1,139,869
2,322	Danaher Corp.	508,263
1,113	Dell Technologies, Inc.	127,372
396	First Solar, Inc. (a)	89,306
2,334	Fortinet, Inc. (a)	189,661
1,173	Fortive Corp.	61,946
1,682	GE HealthCare Technologies, Inc.	132,828
822	Hologic, Inc. (a)	61,592
3,452	HP, Inc.	67,107
16,559	Intel Corp. (a)	769,497
3,452	International Business Machines Corp.	1,058,728
394	Jabil Circuit, Inc.	93,453
634	Keysight Technologies, Inc. (a)	137,153
691	L3Harris Technologies, Inc.	236,909
4,638	Lam Research Corp.	1,082,787
1,996	Microchip Technology, Inc.	151,536
4,146	Micron Technology, Inc.	1,720,092
177	Monolithic Power Systems, Inc.	198,975
615	Motorola Solutions, Inc.	247,562
738	NetApp, Inc.	71,106
496	Northrop Grumman Corp.	343,361
89,741	NVIDIA Corp.	17,152,197
929	NXP Semiconductors NV ADR (Netherlands)	210,084
1,486	ON Semiconductor Corp. (a)	88,997
1,440	Otis Worldwide Corp.	123,005
2,526	Palto Alto Networks, Inc. (a)	447,026
3,956	Qualcomm, Inc.	599,690
419	Revvity, Inc. (b)	45,587
397	Roper Technologies, Inc.	147,378
4,952	RTX Corp.	995,005
514	Sandisk Corp. (a)	296,193
804	Seagate Technology Holdings PLC ADR (Ireland)	327,783
549	Skyworks Solutions, Inc. (b)	30,612
1,852	Super Micro Computer, Inc. (a)	53,912
173	Teledyne Technologies, Inc. (a)(b)	107,312
579	Teradyne, Inc.	139,568
3,356	Texas Instruments, Inc.	723,386
1,388	Thermo Fisher Scientific, Inc.	803,111
878	Trimble, Inc. (a)	59,353
917	Veralto Corp.	90,765
220	Waters Corp. (a)	81,558
1,263	Western Digital Corp.	316,040
187	Zebra Technologies Corp. Class A (a)	43,941

		68,843,606

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
1,986	Fiserv, Inc. (a)	126,568

Construction of Buildings - 0.2%
1,012	D.R. Horton, Inc.	150,626
797	Lennar Corp. Class A	87,152
10	NVR, Inc. (a)	76,357
720	PulteGroup, Inc.	90,065

		404,200

Couriers and Messengers - 0.2%
802	FedEx Corp.	258,445
2,729	United Parcel Service, Inc. Class B	289,874

		548,319

Credit Intermediation and Related Activities - 5.0%
1,985	American Express Co.	699,057
24,811	Bank of America Corp.	1,319,945
2,575	Bank of New York Mellon Corp.	308,794
2,348	Capital One Financial Corp.	514,048
6,608	Citigroup, Inc.	764,612
1,586	Citizens Financial Group, Inc.	99,886
843	Coinbase Global, Inc. (a)	164,166
1,913	Fidelity National Information Services, Inc.	105,693
3,321	Fifth Third Bancorp (b)	166,781
875	Global Payments, Inc.	62,772
7,506	Huntington Bancshares, Inc.	131,205
10,053	JPMorgan Chase & Co.	3,075,112
3,431	KeyCorp	73,835
568	M&T Bank Corp.	125,852
3,028	MasterCard, Inc. Class A	1,631,456
698	Northern Trust Corp.	104,302
1,448	PNC Financial Services Group, Inc.	323,338
3,238	Regions Financial Corp.	92,283
1,032	State Street Corp.	135,048
1,330	Synchrony Financial	96,598
4,724	Truist Financial Corp.	242,908
5,740	U.S. Bancorp	322,071
11,593	Wells Fargo & Co.	1,049,051

		11,608,813

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
419	A.O. Smith Corp. (b)	30,792
291	Axon Enterprise, Inc. (a)	140,722
2,075	Emerson Electric Co.	304,942
216	Generac Holdings, Inc. (a)	36,297

414	Rockwell Automation, Inc.	174,563

		687,316

Fabricated Metal Product Manufacturing - 0.2%
990	Ball Corp.	56,301
845	Nucor Corp.	150,173
604	Pentair PLC ADR (Ireland)	63,644
192	Snap-on, Inc.	70,293
572	Stanley Black & Decker, Inc.	44,994

		385,405

Food and Beverage Retailers - 0.1%
2,251	Kroger Co.	141,475

Food Manufacturing - 0.8%
1,775	Archer-Daniels-Midland Co.	119,475
14,297	Coca-Cola Co.	1,069,559
1,970	General Mills, Inc.	91,132
1,076	Hormel Foods Corp.	26,480
515	Lamb Weston Holdings, Inc.	23,654
935	McCormick & Co, Inc.	57,811
4,765	Mondelez International, Inc.	278,610
726	The Campbell’s Company (b)	20,313
547	The Hershey Co.	106,528
394	The J.M. Smucker Co.	41,315
3,148	The Kraft Heinz Co.	74,734
1,045	Tyson Foods, Inc. Class A	68,270

		1,977,881

Food Services and Drinking Places - 0.8%
4,883	Chipotle Mexican Grill, Inc. (a)	189,802
430	Darden Restaurants, Inc.	85,720
1,380	DoorDash, Inc. (a)	282,376
2,630	McDonald’s Corp.	828,450
4,198	Starbucks Corp.	386,006
1,025	Yum! Brands, Inc.	159,388

		1,931,742

Funds, Trusts, and Other Financial Vehicles - 0.1%
603	Garmin Ltd. ADR (Switzerland)	121,589
806	T. Rowe Price Group, Inc.	85,178

		206,767

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
721	Best Buy Co., Inc.	46,937

Gasoline Stations and Fuel Dealers - 0.5%
6,990	Chevron Corp.	1,236,531

General Merchandise Retailers - 5.5%
35,927	Amazon.com, Inc. (a)	8,597,331
1,637	Costco Wholesale Corp.	1,539,189
812	Dollar General Corp.	116,465
700	Dollar Tree, Inc. (a)	82,313
1,669	eBay, Inc.	152,246
1,678	Target Corp.	176,979
16,194	Walmart, Inc.	1,929,353
450	Williams-Sonoma, Inc.	92,093

		12,685,969

Health and Personal Care Retailers - 0.2%
4,688	CVS Health Corp.	349,350
165	Ulta Beauty, Inc. (a)	106,814

		456,164

Hospitals - 0.1%
590	HCA Healthcare, Inc.	288,079
204	Universal Health Services, Inc. Class B	41,057

		329,136

Insurance Carriers and Related Activities - 3.6%
1,742	Aflac, Inc.	193,275
967	Allstate Corp.	192,423
1,993	American International Group, Inc.	149,236
1,334	Arch Capital Group Ltd. ADR (a)	128,117
949	Arthur J. Gallagher & Co.	236,652
185	Assurant, Inc.	44,054
6,772	Berkshire Hathaway, Inc. Class B (a)	3,254,149
1,085	Brown & Brown, Inc.	78,228
1,724	Centene Corp. (a)	74,684
1,352	Chubb Limited ADR (Switzerland)	418,525
987	Cigna Corp.	270,546
576	Cincinnati Financial Corp.	92,673
821	Elevance Health, Inc.	283,852
94	Erie Indemnity Co. Class A	26,603
155	Everest Re Group Ltd. ADR	51,348
294	Globe Life, Inc.	41,225
445	Humana, Inc.	86,864
626	Loews Corp.	66,087
1,809	Marsh & McLennan Companies, Inc.	340,436
2,044	MetLife, Inc.	161,231
739	Principal Financial Group, Inc.	69,998
2,165	Progressive Corp.	450,320
1,293	Prudential Financial, Inc.	143,665
1,029	The Hartford Insurance Group, Inc.	138,977
823	Travelers Companies, Inc.	234,152
3,345	UnitedHealth Group, Inc.	959,781
1,108	W.R. Berkley Corp.	75,987
353	Willis Towers Watson PLC ADR (Ireland)	112,067

		8,375,155

Leather and Allied Product Manufacturing - 0.2%
4,392	NIKE, Inc. Class B	271,469
756	Tapestry, Inc.	95,944

		367,413

Machinery Manufacturing - 2.0%
3,644	Baker Hughes Co.	204,210
2,924	Carrier Global Corp.	174,212
1,728	Caterpillar, Inc.	1,135,918
509	Cummins, Inc.	294,619
928	Deere & Co.	489,984
3,895	GE Aerospace	1,194,947
277	IDEX Corp.	54,998
1,328	Ingersoll Rand, Inc.	114,328
76	Mettler-Toledo International, Inc. (a)	104,366
197	Nordson Corp.	54,082
466	Parker Hannifin Corp.	436,102
819	Trane Technologies PLC ADR (Ireland)	344,455
899	Xylem, Inc.	123,945

		4,726,166

Management of Companies and Enterprises - 0.5%
6,421	Abbott Laboratories	701,815
793	Aon PLC ADR (United Kingdom)	277,264
500	Bunge Global SA ADR (Switzerland)	56,940
1,682	Norwegian Cruise Line Holdings Ltd. ADR (a)	36,937
1,928	Smurfit WestRock PLC ADR (Ireland)	80,263

		1,153,219

Merchant Wholesalers, Durable Goods - 0.9%
408	Builders FirstSource, Inc. (a)	46,675
3,288	Copart, Inc. (a)	133,427
4,240	Fastenal Co.	183,846
514	Genuine Parts Co.	71,441
370	Henry Schein, Inc. (a)(b)	27,928
196	Hubbell, Inc.	95,636
145	Huntington Ingalls Industries, Inc.	60,974
2,257	Johnson Controls International PLC ADR (Ireland)	269,170
486	KLA-Tencor Corp.	693,979
118	Lennox International, Inc.	58,420
121	Pool Corp.	30,745
1,086	TE Connectivity PLC ADR (Ireland)	241,939
162	W.W. Grainger, Inc.	174,950

		2,089,130

Merchant Wholesalers, Nondurable Goods - 0.7%
650	Brown Forman Corp. Class B (b)	17,790
877	Cardinal Health, Inc.	188,450
716	Cencora, Inc.	257,202
1,766	ConAgra Brands, Inc.	32,689
115	Domino’s Pizza, Inc.	47,188
975	Illinois Tool Works, Inc.	254,728
456	McKesson Corp.	379,032
1,768	Sysco Corp.	148,247
852	The Sherwin Williams Co.	302,153

		1,627,479

Mining (except Oil and Gas) - 0.5%
5,303	Freeport-McMoRan Copper & Gold, Inc.	319,400
223	Martin Marietta Materials, Inc.	145,385
4,030	Newmont Corp.	452,770
488	Vulcan Materials Co.	146,664

		1,064,219

Miscellaneous Manufacturing - 2.5%
1,962	3M Co.	300,500
246	Align Technology, Inc. (a)	40,105
1,899	Baxter International, Inc. (b)	38,113
1,059	Becton, Dickinson & Co.	215,485
5,475	Boston Scientific Corp. (a)	512,077
1,441	DexCom, Inc. (a)	105,251
507	Dover Corp.	102,155
2,144	Edwards Lifesciences Corp. (a)	174,436
908	Estee Lauder Companies, Inc. Class A	104,674
492	Hasbro, Inc.	43,940
260	Insulet Corp. (a)	66,511
1,309	Intuitive Surgical, Inc. (a)	660,024
8,897	Johnson & Johnson	2,021,843
4,737	Medtronic PLC ADR (Ireland)	487,722
539	ResMed, Inc.	139,229
544	Solventum Corp. (a)	41,872
362	Steris PLC ADR (Ireland)	95,061
1,271	Stryker Corp.	469,711
651	Textron, Inc.	57,327
734	The Cooper Companys, Inc. (a)	59,733
732	Zimmer Biomet Holdings, Inc. (b)	63,735

		5,799,504

Motion Picture and Sound Recording Industries - 0.6%
15,648	Netflix, Inc. (a)	1,306,452

Motor Vehicle and Parts Dealers - 0.3%
61	AutoZone, Inc. (a)	225,962
522	Carvana Co. (a)	209,379
3,118	O’Reilly Automotive, Inc. (a)	306,842

		742,183

National Security and International Affairs - 0.0%(†)
472	Leidos Holdings, Inc.	88,868

Nonmetallic Mineral Product Manufacturing - 0.1%
2,881	Corning, Inc.	297,463

Oil and Gas Extraction - 1.3%
1,310	APA Corp. (b)	34,597
2,812	Coterra Energy, Inc.	81,126
2,317	Devon Energy Corp.	93,167
687	Diamondback Energy, Inc.	112,634
2,004	EOG Resources, Inc.	224,708
2,305	EQT Corp.	133,068
879	Expand Energy Corp.	98,808
15,574	Exxon Mobil Corp.	2,202,164
2,656	Occidental Petroleum Corp.	120,556

		3,100,828

Paper Manufacturing - 0.0%(†)
330	Packaging Corp of America	73,441

Performing Arts, Spectator Sports, and Related Industries - 0.1%
829	Electronic Arts, Inc.	169,050

Petroleum and Coal Products Manufacturing - 0.5%
4,564	ConocoPhillips	475,706
1,110	Marathon Petroleum Corp.	195,571
1,488	Phillips 66	213,617
1,127	Valero Energy Corp.	204,472

		1,089,366

Pipeline Transportation - 0.2%
792	Targa Resources Corp.	159,176
4,510	Williams Companies, Inc.	303,343

		462,519

Plastics and Rubber Products Manufacturing - 0.0%(†)
286	Avery Dennison Corp.	53,056
266	West Pharmaceutical Services, Inc.	61,478

		114,534

Primary Metal Manufacturing - 0.2%
1,484	Howmet Aerospace, Inc.	308,791
507	Steel Dynamics, Inc.	91,042

		399,833

Professional, Scientific, and Technical Services - 5.1%
2,290	Accenture PLC Class A ADR (Ireland)	603,736
1,000	AppLovin Corp. (a)	473,110
481	CDW Corp.	60,794
182	Charles River Laboratories International, Inc. (a)	38,307
1,782	Cognizant Technology Solutions Corp. Class A	146,231
1,434	Eaton Corporation PLC ADR (Ireland)	503,936
204	EPAM Systems, Inc. (a)	42,554
784	Extra Space Storage, Inc.	108,169
213	F5 Networks, Inc. (a)	58,705
499	GoDaddy, Inc. (a)	50,159
295	IDEXX Laboratories, Inc. (a)	197,786
1,950	International Paper Co.	78,624
629	IQVIA Holdings, Inc. (a)	144,764
267	Jack Henry & Associates, Inc. (b)	47,849
442	Jacobs Solutions, Inc.	59,785
8,043	Meta Platforms, Inc.	5,762,810
1,284	Moderna, Inc. (a)	56,586
1,178	Omnicom Group, Inc.	90,753
6,211	Oracle Corp.	1,022,206
8,436	Palantir Technologies, Inc. (a)	1,236,633
1,196	Paychex, Inc.	123,343
181	Paycom Software, Inc. (b)	24,390
443	PTC, Inc. (a)	69,166
3,831	ServiceNow, Inc. (a)	448,265
642	Take-Two Interactive Software, Inc. (a)	141,433
1,626	The Trade Desk, Inc. (a)	49,317
309	VeriSign, Inc.	75,467
515	Verisk Analytics, Inc. Class A	111,992
802	Workday, Inc. (a)	140,855

		11,967,725

Publishing Industries - 6.7%
1,546	Adobe, Inc. (a)	453,364
531	Akamai Technologies, Inc. (a)	51,587
787	Autodesk, Inc. (a)	199,009
2,023	Block, Inc. (a)	122,250
1,005	Cadence Design Systems, Inc. (a)	297,842
927	CrowdStrike Holdings, Inc. (a)	409,182
1,202	Datadog, Inc. (a)	155,443
591	Dayforce, Inc. (a)	40,938
88	Fair Isaac Corp. (a)	128,759
2,072	Gen Digital, Inc.	49,707
4,873	Hewlett Packard Enterprise Co.	104,867
1,030	Intuit, Inc.	513,887
27,448	Microsoft Corp.	11,810,600
1,383	News Corp. Class A (b)	37,382
456	News Corp. Class B (b)	14,182
3,516	Salesforce, Inc.	746,412
686	Synopsys, Inc. (a)	319,069
159	Tyler Technologies, Inc. (a)	58,735

		15,513,215

Rail Transportation - 0.3%
6,877	CSX Corp.	259,676
2,191	Union Pacific Corp.	515,104

		774,780

Real Estate - 1.4%
574	Alexandria Real Estate Equities, Inc.	31,363
1,729	American Tower Corp.	309,975
522	AvalonBay Communities, Inc.	92,744
544	BXP, Inc. (b)	35,181
393	Camden Property Trust	42,857
1,083	CBRE Group, Inc. Class A (a)	184,467
1,609	Crown Castle, Inc.	139,677
1,192	Digital Realty Trust, Inc.	197,812
1,279	Equity Residential	79,707
238	Essex Property Trust, Inc.	59,945
290	Federal Realty Investment Trust	29,336
2,566	Healthpeak Properties, Inc.	44,238
2,082	Invitation Homes, Inc.	55,652
2,500	Kimco Realty Corp.	52,700
433	Mid-America Apartment Communities, Inc.	58,152
3,431	Prologis, Inc.	447,951
583	Public Storage	161,019
3,397	Realty Income Corp.	207,761
608	Regency Centers Corp.	44,305
1,206	Simon Property Group, Inc.	230,720
1,111	UDR, Inc.	41,274
1,735	Ventas, Inc.	134,758
3,947	VICI Properties, Inc.	110,832
2,534	Welltower, Inc.	477,304
2,662	Weyerhaeuser Co.	68,626

		3,338,356

Rental and Leasing Services - 0.1%
235	United Rentals, Inc.	183,784

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.8%
1,714	Apollo Global Management, Inc.	230,601
760	Ares Management Corp.	113,749
533	Blackrock, Inc.	596,395
386	Cboe Global Markets, Inc.	102,313
6,169	Charles Schwab Corp.	641,082
1,332	CME Group, Inc.	385,028
2,475	CRH PLC ADR (Ireland)	302,965
2,625	Dow, Inc.	72,319
1,135	Franklin Resources, Inc.	30,214
1,107	Goldman Sachs Group, Inc.	1,035,499
1,645	Interactive Brokers Group, Inc. Class A	123,178
1,644	Invesco Ltd. ADR	44,865
2,534	KKR & Co., Inc.	289,535
4,460	Morgan Stanley	815,288
278	MSCI, Inc. Class A	169,363
1,666	NASDAQ OMX Group, Inc.	161,419
651	Raymond James Financial, Inc.	107,975
2,904	Robinhood Markets, Inc. (a)	288,890
1,145	S&P Global, Inc.	604,319
2,727	The Blackstone Group, Inc.	388,379

		6,503,376

Specialty Trade Contractors - 0.2%

130	Comfort Systems USA, Inc.	148,473
165	EMCOR Group, Inc.	118,920
550	Quanta Services, Inc.	261,047

		528,440

Support Activities for Agriculture and Forestry - 0.1%
2,496	Corteva, Inc.	181,709

Support Activities for Mining - 0.2%
3,108	Halliburton Co.	104,180
5,517	SLB Ltd. ADR	266,913

		371,093

Support Activities for Transportation - 0.2%
436	C.H. Robinson Worldwide, Inc.	84,998
432	Expedia, Inc.	114,411
495	Expeditors International of Washington, Inc.	79,467
278	J.B. Hunt Transport Services, Inc.	56,356
829	Norfolk Southern Corp.	241,438

		576,670

Telecommunications - 1.0%
26,181	AT&T, Inc.	686,204
362	Equinix, Inc.	297,177
3,455	PayPal Holdings, Inc. (b)	182,044
393	SBA Communications Corp.	72,355
1,777	T-Mobile US, Inc.	350,442
15,571	Verizon Communications, Inc.	693,221

		2,281,443

Transportation Equipment Manufacturing - 3.3%
798	Aptiv PLC ADR (a)	60,449
2,892	Boeing Co. (a)	675,918
14,453	Ford Motor Co.	200,608
937	General Dynamics Corp.	328,971
3,445	General Motors Co.	289,380
2,344	Honeywell International, Inc.	533,307
752	Lockheed Martin Corp.	476,933
1,940	Paccar, Inc.	238,445
10,377	Tesla, Inc. (a)	4,466,365
208	TransDigm Group, Inc.	296,928
632	Wabtec Corp.	145,449

		7,712,753

Truck Transportation - 0.0%(†)
679	Old Dominion Freight Line, Inc.	117,603
Utilities - 2.6%
2,630	AES Corp.	38,529
949	Alliant Energy Corp. (b)	62,549
999	Ameren Corp.	103,177
1,976	American Electric Power Co., Inc.	236,675
720	American Water Works Co., Inc.	92,974
592	Atmos Energy Corp.	98,473
2,411	CenterPoint Energy, Inc.	95,693
1,124	CMS Energy Corp.	80,355
1,333	Consolidated Edison, Inc.	142,138
1,153	Constellation Energy Corp.	323,624
3,153	Dominion Energy, Inc.	189,716
767	DTE Energy Co.	103,069
2,872	Duke Energy Corp.	348,517
1,421	Edison International	88,500
1,650	Entergy Corp.	158,218
850	Evergy, Inc.	65,221
1,386	Eversource Energy	95,814
3,731	Exelon Corp.	167,074
1,920	FirstEnergy Corp.	90,893
1,002	GE Vernova, Inc.	727,823
7,230	Kinder Morgan, Inc.	220,443
7,691	NextEra Energy, Inc.	676,039
1,762	NiSource, Inc.	78,039
708	NRG Energy, Inc.	108,062
2,323	ONEOK, Inc.	183,958
8,117	PG&E Corp.	125,164
442	Pinnacle West Capital Corp.	41,354
2,731	PPL Corp.	98,999
1,843	Public Service Enterprise Group, Inc.	151,789
2,410	Sempra Energy	209,694
4,066	Southern Co.	363,134
214	Texas Pacific Land Corp. (b)	74,549
1,176	Vistra Corp.	186,220
1,201	WEC Energy Group, Inc.	132,915
2,185	Xcel Energy, Inc.	166,191

		6,125,582

Waste Management and Remediation Services - 0.1%
743	Republic Services, Inc.	159,812

Water Transportation - 0.1%
4,009	Carnival Corp. ADR (Panama) (a)	120,350

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%
1,566	CoStar Group, Inc. (a)	96,309

Wood Product Manufacturing - 0.0%(†)
767	Masco Corp.	50,691

	TOTAL COMMON STOCKS

	(Cost $164,384,760)	$218,808,949

SHORT TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%

14,519,195	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$14,519,195

191,831	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	191,831

383,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	383,392

	TOTAL SHORT TERM INVESTMENTS (Cost $15,094,418)	$15,094,418

	TOTAL INVESTMENTS (Cost $179,479,178) - 100.5% (e)	$233,903,367

	Liabilities in Excess of Other Assets - (0.5)%	(1,206,504)

	TOTAL NET ASSETS - 100.0%	$232,696,863

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,948,458.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	14,124	$96,430,238	$1,152,362

Total return of S&P 500® Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	18,680	125,556,312	3,516,605

Total return of S&P 500® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,732	18,671,854	211,187

					$240,658,404	$4,880,154

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.9%

Money Market Funds - 113.9%

29,388,445	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$29,388,445

3,373,019	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,373,019

18,693,419	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	18,693,419

	TOTAL SHORT TERM INVESTMENTS (Cost $51,454,883) (b)	$51,454,883

	TOTAL INVESTMENTS (Cost $51,454,883) - 113.9%	$51,454,883

	Liabilities in Excess of Other Assets - (13.9)%	(6,274,846)

	TOTAL NET ASSETS - 100.0%	$45,180,037

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,416,272.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.6300%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2026	3,000	$15,500,580	$(662,642)

SOFR + 0.8000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2026	3,000	14,690,692	(1,471,885)

SOFR + 0.5800%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2026	5,628	28,816,078	(1,555,770)

SOFR + 0.2000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2026	2,000	9,810,520	(969,118)

SOFR + 0.4700%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/22/2026	3,080	14,923,650	(1,681,852)

					$83,741,520	$(6,341,267)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.3%
Chemical Manufacturing - 0.3%
359,849	Gevo, Inc. (a)	$705,304

Funds, Trusts, and Other Financial Vehicles - 2.0%
202,454	Magnolia Oil & Gas Corp.	5,164,602

Gasoline Stations and Fuel Dealers - 3.3%
30,741	Chevron Corp.	5,438,083
107,748	Delek US Holdings, Inc.	3,179,643

		8,617,726

Merchant Wholesalers, Durable Goods - 0.2%
17,492	REX American Resources Corp. (a)	591,404

Merchant Wholesalers, Nondurable Goods - 2.6%
92,604	HF Sinclair Corp.	4,814,482
69,287	World Kinect Corp. (b)	1,864,513

		6,678,995

Oil and Gas Extraction - 40.0%
125,354	Antero Resources Corp. (a)	4,559,125
176,845	APA Corp. (b)	4,670,477
36,811	BKV Corp. (a)	1,095,127
97,824	California Resources Corp.	5,233,584
46,093	Chord Energy Corp.	4,620,362
149,149	Clean Energy Fuels Corp. (a)	328,128
113,606	CNX Resources Corp. (a)	4,407,913
147,517	Comstock Resources, Inc. (a)(b)	3,592,039
172,260	Coterra Energy, Inc.	4,969,701
374,682	Crescent Energy Co. (b)	3,660,643
121,180	Devon Energy Corp.	4,872,648
29,042	Diamondback Energy, Inc.	4,761,436
41,769	EOG Resources, Inc.	4,683,558
81,303	EQT Corp.	4,693,622
39,886	Expand Energy Corp.	4,483,585
38,939	Exxon Mobil Corp.	5,505,975
119,172	Green Plains, Inc. (a)(b)	1,365,711
834,314	Kosmos Energy Ltd. (a)	1,318,216
101,739	Matador Resources Co.	4,602,672
139,565	Murphy Oil Corp. (b)	4,199,511
141,703	Northern Oil and Gas, Inc. (b)	3,542,575
111,484	Occidental Petroleum Corp.	5,060,259
85,799	Par Pacific Holdings, Inc. (a)(b)	3,238,054
124,822	Range Resources Corp.	4,724,513
22,851	SandRidge Energy, Inc.	362,188
171,339	SM Energy Co.	3,335,970
80,678	VAALCO Energy, Inc. (b)	414,685
114,134	Viper Energy, Inc.	4,832,434
35,999	Vitesse Energy, Inc. (b)	754,539

		103,889,250

Petroleum and Coal Products Manufacturing - 10.1%
66,363	Calumet, Inc. (a)(b)	1,487,195
48,079	ConocoPhillips	5,011,274
52,711	CVR Energy, Inc. (a)	1,198,648
24,332	Marathon Petroleum Corp.	4,287,055
143,286	PBF Energy, Inc. Class A	4,794,350
32,364	Phillips 66	4,646,176
26,447	Valero Energy Corp.	4,798,279

		26,222,977

Printing and Related Support Activities - 1.9%
310,092	Permian Resources Corp.	5,001,784

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
162,046	Sable Offshore Corp. (a)(b)	1,568,605

Support Activities for Mining - 4.3%
22,487	Gulfport Energy Corp. (a)	4,591,171
111,725	Ovintiv, Inc.	4,856,686
154,987	Talos Energy, Inc. (a)(b)	1,847,445

		11,295,302

Utilities - 5.0%
15,650	Texas Pacific Land Corp.	5,451,834
766,800	Venture Global, Inc. (b)	7,514,640

		12,966,474

	TOTAL COMMON STOCKS (Cost $179,041,512)	$182,702,423

SHORT TERM INVESTMENTS - 30.3%
Money Market Funds - 30.3%

58,094,256	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$58,094,256

133,136	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	133,136

20,495,905	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	20,495,905

	TOTAL SHORT TERM INVESTMENTS (Cost $78,723,297)	$78,723,297

	TOTAL INVESTMENTS (Cost $257,764,809) - 100.6% (e)	$261,425,720

	Liabilities in Excess of Other Assets - (0.6)%	(1,589,585)

	TOTAL NET ASSETS - 100.0%	$259,836,135

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $141,649,396.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	4,000	$20,974,880	$556,629

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8400%	Goldman Sachs	12/10/2026	9,999	51,663,433	2,192,415

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 1.0000%	Bank of America Merrill Lynch	12/11/2026	8,182	41,780,810	2,287,688

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8200%	J.P. Morgan	12/16/2026	19,149	96,800,495	6,542,064

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.6200%	UBS Securities LLC	12/17/2026	11,797	57,867,352	5,685,660

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7100%	Citibank N.A.	12/22/2026	9,180	44,282,959	5,196,576

					$313,369,929	$22,461,032

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Semiconductors Top 5 Bear 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.5%
Money Market Funds - 117.5%

967,929	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$967,929

490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	490,000

300,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	300,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,757,929) (b)	$1,757,929

	TOTAL INVESTMENTS (Cost $1,757,929) - 117.5%	$1,757,929

	Liabilities in Excess of Other Assets - (17.5)%	(262,150)

	TOTAL NET ASSETS - 100.0%	$1,495,779

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2026.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,179,831.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.0500%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	BNP Paribas	12/4/2026	520	$964,801	$(54,245)

SOFR + 0.7800%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Bank of America Merrill Lynch	12/11/2026	348	609,583	(74,387)

SOFR + 0.7000%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Barclays	12/22/2026	654	1,152,502	(122,233)

					$2,726,886	$(250,865)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Semiconductors Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 26.5%
Computer and Electronic Product Manufacturing - 20.3%

1,165	Advanced Micro Devices, Inc. (a)	$275,791
683	Broadcom, Inc.	226,278
1,402	NVIDIA Corp.	267,964
840	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	277,670

		1,047,703

Machinery Manufacturing - 6.2%

226	ASML Holding NV ADR (Netherlands)	321,598

	TOTAL COMMON STOCKS (Cost $1,304,119)	$1,369,301

SHORT TERM INVESTMENTS - 71.5%
Money Market Funds - 71.5%

2,980,998	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$2,980,998

30,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	30,000

688,212	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	688,212

	TOTAL SHORT TERM INVESTMENTS (Cost $3,699,210)	$3,699,210

	TOTAL INVESTMENTS (Cost $5,003,329) - 98.0% (c)	$5,068,511

	Other Assets in Excess of Liabilities - 2.0%	102,414

	TOTAL NET ASSETS - 100.0%	$5,170,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,049,871.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.8000%	BNP Paribas	12/4/2026	2,290	$4,319,811	$165,560

Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.0800%	Bank of America Merrill Lynch	12/11/2026	1,201	2,234,256	111,422

Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	1,074	1,890,917	210,221

					$8,444,984	$487,203

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily SHOP Bear 1X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.3%
Money Market Funds - 78.3%

784,867	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$784,867

477,201	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	477,201

110,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	110,000

297,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	297,003

	TOTAL SHORT TERM INVESTMENTS (Cost $1,669,071) (b)	$1,669,071

	TOTAL INVESTMENTS (Cost $1,669,071) - 78.3%	$1,669,071

	Other Assets in Excess of Liabilities - 21.7%	463,811

	TOTAL NET ASSETS - 100.0%	$2,132,882

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $884,203.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.0000%	Total return of Shopify Inc.	Goldman Sachs	12/10/2026	7,743	$1,248,752	$237,893

SOFR + 0.0000%	Total return of Shopify Inc.	Bank of America Merrill Lynch	12/11/2026	4,845	711,425	77,553

SOFR + (2.0000)%	Total return of Shopify Inc.	Citibank N.A.	12/22/2026	1,055	178,897	40,791

SOFR + 1.5000%	Total return of Shopify Inc.	Barclays	12/22/2026	2,611	443,008	102,922

					$2,582,082	$459,159

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily SHOP Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.1%
Web Search Portals, Libraries, Archives, and Other Information Services - 12.1%
5,153	Shopify Inc. (a)	$676,228

	TOTAL COMMON STOCKS (Cost $843,097)	$676,228

SHORT TERM INVESTMENTS - 126.8%

1,551,163	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,551,163

1,560,018	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,560,018

980,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	980,001

2,999,947	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	2,999,947

	TOTAL SHORT TERM INVESTMENTS (Cost $7,091,129)	$7,091,129

	TOTAL INVESTMENTS (Cost $7,934,226) - 138.9% (c)	$7,767,357

	Liabilities in Excess of Other Assets - (38.9)%	(2,173,892)

	TOTAL NET ASSETS - 100.0%	$5,593,465

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,479,966.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	17,450	$2,828,786	$(561,602)

Total return of common shares of Shopify Inc.	SOFR + 5.0000%	Nomura	12/10/2026	9,955	1,676,621	(391,278)

Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	19,054	2,893,130	(410,739)

Total return of common shares of Shopify Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	19,350	3,281,179	(769,614)

Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Barclays	12/22/2026	14,285	2,346,630	(484,213)

					$13,026,346	$(2,617,446)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Technology Top 5 Bear 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.0%
Money Market Funds - 91.0%

1,219,660	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,219,660

550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	550,000

1,137,518	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,137,518

	TOTAL SHORT TERM INVESTMENTS (Cost $2,907,178) (b)	$2,907,178

	TOTAL INVESTMENTS (Cost $2,907,178) - 91.0%	$2,907,178

	Other Assets in Excess of Liabilities - 9.0%	287,181

	TOTAL NET ASSETS - 100.0%	$3,194,359

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,687,518.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.6500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Bank of America Merrill Lynch	12/11/2026	192	$2,207,102	$253,937

SOFR + 0.6500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Citibank N.A.	12/22/2026	174	1,883,861	108,287

SOFR + 0.5500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Barclays	12/22/2026	258	2,800,506	168,238

					$6,891,469	$530,462

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Technology Top 5 Bull 2X ETF
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 39.9%
Computer and Electronic Product Manufacturing - 24.8%

735	Apple, Inc.	$190,718

496	Broadcom, Inc.	164,325

1,116	NVIDIA Corp.	213,301

		568,344

Professional, Scientific, and Technical Services - 7.0%

1,091	Palantir Technologies, Inc. (a)	159,930

Publishing Industries - 8.1%

429	Microsoft Corp.	184,594

	TOTAL COMMON STOCKS (Cost $991,648)	$912,868

SHORT TERM INVESTMENTS - 75.4%
Money Market Funds - 75.4%

1,060,518	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,060,518

90,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	90,000

576,068	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	576,068

	TOTAL SHORT TERM INVESTMENTS (Cost $1,726,586)	$1,726,586

	TOTAL INVESTMENTS (Cost $2,718,234) - 115.3% (c)	$2,639,454

	Liabilities in Excess of Other Assets - (15.3)%	(349,286)

	TOTAL NET ASSETS - 100.0%	$2,290,168

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,120,432.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	121	$1,393,476	$(162,789)

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	88	968,478	(71,714)

Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	149	1,623,595	(102,991)

					$3,985,549	$(337,494)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily TSLA Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.7%
Money Market Funds - 94.7%

49,710,214	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$49,710,214

7,258,507	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	7,258,507

1,770,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	1,770,002

17,399,537	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	17,399,537

	TOTAL SHORT TERM INVESTMENTS (Cost $76,138,260) (b)	$76,138,260

	TOTAL INVESTMENTS (Cost $76,138,260) - 94.7%	$76,138,260

	Other Assets in Excess of Liabilities - 5.3%	4,283,190

	TOTAL NET ASSETS - 100.0%	$80,421,450

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,948,433.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + (0.5000)%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/4/2026	21,667	$9,848,302	$573,694

SOFR + 1.9000%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2026	45,368	20,507,112	1,115,866

SOFR + 1.0000%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2026	84,988	37,668,304	1,230,835

SOFR + (2.0000)%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/22/2026	21,158	9,862,567	769,091

SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2026	13,668	6,450,252	601,732

					$84,336,537	$4,291,218

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily TSLA Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 9.3%
Transportation Equipment Manufacturing - 9.3%
1,258,046	Tesla, Inc. (a)	$541,475,579

	TOTAL COMMON STOCKS (Cost $420,343,533)	$541,475,579

SHORT TERM INVESTMENTS - 106.4%

1,153,647,818	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$1,153,647,818

1,955,768,379	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	1,955,768,379

216,800,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	216,800,000

1,856,738,993	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	1,856,738,993

995,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.56% (b)	995,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $6,177,955,190)	$6,177,955,190

	TOTAL INVESTMENTS (Cost $6,598,298,723) - 115.7% (c)	$6,719,430,769

	Liabilities in Excess of Other Assets - (15.7)%	(910,645,111)

	TOTAL NET ASSETS - 100.0%	$5,808,785,658

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,707,177,604.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Tesla, Inc.	SOFR + 4.0000%	BNP Paribas	12/04/2026	796,409	$356,398,931	$(17,061,020)

Total return of common shares of Tesla, Inc.	SOFR + 3.7400%	Goldman Sachs	12/10/2026	5,379,735	2,415,782,021	(120,418,591)

Total return of common shares of Tesla, Inc.	SOFR + 4.5000%	Nomura	12/10/2026	3,169,189	1,430,730,374	(78,854,110)

Total return of common shares of Tesla, Inc.	SOFR + 4.1500%	Bank of America Merrill Lynch	12/11/2026	2,599,878	1,161,446,769	(55,461,206)

Total return of common shares of Tesla, Inc.	SOFR + 3.7000%	J.P. Morgan	12/16/2026	4,598,652	2,185,785,282	(226,576,425)

Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	5,494,156	2,580,445,706	(233,330,013)

Total return of common shares of Tesla, Inc.	SOFR + 3.9900%	Barclays	12/22/2026	3,695,793	1,745,043,141	(166,353,556)

					$11,875,632,224	$(898,054,921)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily TSM Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.1%
Money Market Funds - 106.1%

1,813,463	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,813,463

273,584	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	273,584

849,354	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	849,354

	TOTAL SHORT TERM INVESTMENTS (Cost $2,936,401) (b)	$2,936,401

	TOTAL INVESTMENTS (Cost $2,936,401) - 106.1%	$2,936,401

	Liabilities in Excess of Other Assets - (6.1)%	(168,836)

	TOTAL NET ASSETS - 100.0%	$2,767,565

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,658,372.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + (0.7500)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/4/2026	2,500	$732,325	$(92,147)

SOFR + 1.9000%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2026	652	197,823	(16,482)

SOFR + (1.5000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2026	4,220	1,365,530	(28,131)

SOFR + (2.0000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/22/2026	1,000	290,654	(39,343)

					$2,586,332	$(176,103)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily TSM Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 12.6%
Computer and Electronic Product Manufacturing - 12.6%
111,547	Taiwan Semiconductor Manufacturing Co. Ltd.	$36,872,976

	TOTAL COMMON STOCKS (Cost $32,040,678)	$36,872,976

SHORT TERM INVESTMENTS - 92.5%

99,323,234	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$99,323,234

42,536,872	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	42,536,872

128,473,210	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	128,473,210

	TOTAL SHORT TERM INVESTMENTS (Cost $270,333,316)	$270,333,316

	TOTAL INVESTMENTS (Cost $302,373,994) - 105.1% (b)	$307,206,292

	Liabilities in Excess of Other Assets - (5.1)%	(14,969,245)

	TOTAL NET ASSETS - 100.0%	$292,237,047

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $228,881,623.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	BNP Paribas	12/04/2026	179,508	$52,583,278	$6,235,214

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Goldman Sachs	12/10/2026	313,132	96,922,297	5,820,711

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Nomura	12/10/2026	200,000	62,028,000	3,565,515

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	381,363	116,678,399	8,680,712

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	582,590	192,580,950	(1,422,978)

					$520,792,924	$22,879,174

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Uranium Industry Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 46.3%
76,368	VanEck Uranium and Nuclear ETF (a)	$11,355,921
317,743	Global X Uranium ETF (a)	17,472,688
85,492	Sprott Uranium Miners ETF (a)	6,357,185

	TOTAL INVESTMENT COMPANIES (Cost $31,252,506)	$35,185,794

SHORT TERM INVESTMENTS - 66.4%
Money Market Funds - 66.4%

27,657,503	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$27,657,503

8,714,039	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	8,714,039

7,720,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	7,720,001

6,358,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	6,358,233

	TOTAL SHORT TERM INVESTMENTS (Cost $50,449,776)	$50,449,776

	TOTAL INVESTMENTS (Cost $81,702,282) - 112.7% (e)	$85,635,570

	Liabilities in Excess of Other Assets - (12.7)%	(9,613,932)

	TOTAL NET ASSETS - 100.0%	$76,021,638

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,706,831.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	BNP Paribas	12/4/2026	2,433	$14,573,641	$2,789,468

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	3,279	19,734,924	3,927,851

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2026	2,429	19,162,867	(2,054,354)

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	3,348	18,402,583	5,827,092

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	Barclays	12/22/2026	5,087	34,394,309	1,536,488

					$106,268,324	$12,026,545

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily XOM Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.7%
Money Market Funds - 115.7%

1,700,960	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$1,700,960

1,546	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	1,546

452,492	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	452,492

	TOTAL SHORT TERM INVESTMENTS (Cost $2,154,998) (b)	$2,154,998

	TOTAL INVESTMENTS (Cost $2,154,998) - 115.7%	$2,154,998

	Liabilities in Excess of Other Assets - (15.7)%	(292,733)

	TOTAL NET ASSETS - 100.0%	$1,862,265

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $454,039.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.4000%	Total return of common shares of Exxon Mobil Corp.	Goldman Sachs	12/10/2026	4,881	$577,135	$(108,738)

SOFR + (1.5000)%	Total return of common shares of Exxon Mobil Corp.	Bank of America Merrill Lynch	12/11/2026	2,772	334,034	(57,135)

SOFR + (2.0000)%	Total return of common shares of Exxon Mobil Corp.	Citibank N.A.	12/22/2026	4,330	505,267	(106,032)

SOFR + 2.1500%	Total return of common shares of Exxon Mobil Corp.	Barclays	12/22/2026	1,187	143,611	(22,521)

					$1,560,047	$(294,426)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily XOM Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 11.4%
Oil and Gas Extraction - 11.4%

5,555	Exxon Mobil Corp.(a)	$785,477

	TOTAL COMMON STOCKS (Cost $613,935)	$785,477

SHORT TERM INVESTMENTS - 84.3%

2,527,051	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$2,527,051

871,148	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	871,148

330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	330,000

2,083,863	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	2,083,863

	TOTAL SHORT TERM INVESTMENTS (Cost $5,812,062)	$5,812,062

	TOTAL INVESTMENTS (Cost $6,425,997) - 95.7% (c)	$6,597,539

	Other Assets in Excess of Liabilities - 4.3%	300,535

	TOTAL NET ASSETS - 100.0%	$6,898,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,285,011.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Exxon Mobil Corp.	SOFR + 1.9200%	Goldman Sachs	12/10/2026	18,109	$2,560,613	$(17,711)

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	24,883	3,518,468	(18,223)

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	15,402	1,797,259	365,391

Total return of common shares of Exxon Mobil Corp.	SOFR + 2.6100%	Barclays	12/22/2026	33,616	4,413,174	328,022

					$12,289,514	$657,479

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.8%
Money Market Funds - 95.8%

76,916,384	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$76,916,384

6,581,550	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	6,581,550

76,405,540	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	76,405,540

	TOTAL SHORT TERM INVESTMENTS (Cost $159,903,474) (b)	$159,903,474

	TOTAL INVESTMENTS (Cost $159,903,474) - 95.8%	$159,903,474

	Other Assets in Excess of Liabilities - 4.2%	6,995,688

	TOTAL NET ASSETS - 100.0%	$166,899,162

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,726,736.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.5900%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/4/2026	339,274	$29,876,786	$358,172

SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2026	629,501	55,132,476	383,233

SOFR + 0.5500%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2026	1,124,706	99,187,822	1,402,830

SOFR + 0.3300%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2026	841,941	73,585,643	323,980

SOFR + 0.0500%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2026	737,122	64,719,312	542,906

SOFR + 0.4800%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/22/2026	2,074,149	181,547,417	1,654,738

					$504,049,456	$4,665,859

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 68.2%

26,762,900	iShares 20+ Year Treasury Bond ETF (a)	$2,331,851,477

	TOTAL INVESTMENT COMPANIES (Cost $2,359,521,353)	$2,331,851,477

SHORT TERM INVESTMENTS - 33.9%

Money Market Funds - 33.9%

331,597,137	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$331,597,137

492,660,500	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	492,660,500

2,473,376	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	2,473,376

104,201,448	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	104,201,448

230,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.56% (b)	230,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,160,932,461)	$1,160,932,461

	TOTAL INVESTMENTS (Cost $3,520,453,814) - 102.1% (c)	$3,492,783,938

	Liabilities in Excess of Other Assets - (2.1)%	(72,937,620)

	TOTAL NET ASSETS - 100.0%	$3,419,846,318

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) Represents annualized seven-day yield at January 31, 2026.

(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,121,229,076.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	5,703,255	$502,588,057	$(6,874,473)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	Nomura	12/10/2026	4,500,000	397,141,584	(5,797,311)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Goldman Sachs	12/10/2026	13,279,752	1,167,600,489	(13,665,105)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	18,450,000	1,627,105,500	(23,642,603)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.5500%	J.P. Morgan	12/16/2026	13,034,706	1,139,233,304	(5,342,556)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7700%	UBS Securities LLC	12/17/2026	11,922,956	1,046,835,537	(9,722,127)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	9,446,606	827,050,356	(8,175,056)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Barclays	12/22/2026	14,650,000	1,279,824,000	(9,973,306)

					$7,987,378,827	$(83,192,537)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.8%
Money Market Funds - 106.8%

7,727,943	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$7,727,943

760,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	760,067

1,610,465	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	1,610,465

	TOTAL SHORT TERM INVESTMENTS (Cost $10,098,475) (b)	$10,098,475

	TOTAL INVESTMENTS (Cost $10,098,475) - 106.8%	$10,098,475

	Liabilities in Excess of Other Assets - (6.8)%	(645,254)

	TOTAL NET ASSETS - 100.0%	$9,453,221

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,982,285.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/4/2026	172,353	$16,661,365	$190,110

SOFR + 0.3800%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2026	78,358	7,543,345	44,282

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2026	44,898	4,312,896	19,773

					$28,517,606	$254,165

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 78.9%
360,472	iShares 7-10 Year Treasury Bond ETF (a)(b)	$34,583,684

	TOTAL INVESTMENT COMPANIES (Cost $34,591,394)	$34,583,684

SHORT TERM INVESTMENTS - 26.2%
Money Market Funds - 26.2%

8,605,061	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$8,605,061

44,102	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	44,102

2,846,014	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	2,846,014

	TOTAL SHORT TERM INVESTMENTS (Cost $11,495,177)	$11,495,177

	TOTAL INVESTMENTS (Cost $46,086,571) - 105.1% (e)	$46,078,861

	Liabilities in Excess of Other Assets - (5.1)%	(2,228,059)

	TOTAL NET ASSETS - 100.0%	$43,850,802

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,253,181.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.7500%	BNP Paribas	12/4/2026	347,239	$33,567,594	$(387,582)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	167,639	16,168,782	(138,201)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	282,871	27,230,336	(154,150)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6800%	Barclays	12/22/2026	212,971	20,474,720	(145,842)

					$97,441,432	$(825,775)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 74.7%
Administrative and Support Services - 0.1%

6,336	V2X, Inc. (a)	$436,107

Computer and Electronic Product Manufacturing - 20.7%

34,674	Intuitive Machines, Inc. (a)(b)	658,459

49,948	L3Harris Technologies, Inc.	17,124,672

23,846	Leonardo DRS, Inc.	979,117

16,347	Mercury Systems, Inc. (a)	1,534,657

8,786	Moog, Inc. Class A	2,682,805

25,716	Northrop Grumman Corp.	17,802,158

296,068	RTX Corp.	59,488,943

		100,270,811

Electrical Equipment, Appliance, and Component Manufacturing - 2.4%

24,396	Axon Enterprise, Inc. (a)	11,797,418

Fabricated Metal Product Manufacturing - 2.8%

28,264	BWX Technologies, Inc.	5,806,273

11,400	Curtiss-Wright Corp.	7,486,266

13,706	Smith & Wesson Brands, Inc.	149,669

4,927	Sturm, Ruger & Co, Inc.	180,772

		13,622,980

Machinery Manufacturing - 14.8%

232,922	GE Aerospace	71,458,140

Management of Companies and Enterprises - 0.5%

23,725	Karman Holdings, Inc. (a)	2,462,655

Merchant Wholesalers, Durable Goods - 1.5%

24,609	Hexcel Corp. (b)	2,037,871

12,132	Huntington Ingalls Industries, Inc.	5,101,627

		7,139,498

Miscellaneous Manufacturing - 1.1%

8,924	Cadre Holdings, Inc. (b)	357,049

54,474	Textron, Inc.	4,796,981

		5,154,030

Paper Manufacturing - 0.2%

9,775	Astronics Corp. (a)(b)	740,456

Primary Metal Manufacturing - 5.2%

42,000	Allegheny Technologies, Inc. (a)	5,052,600

15,398	Carpenter Technology Corp.	4,893,946

74,233	Howmet Aerospace, Inc.	15,446,403

		25,392,949

Professional, Scientific, and Technical Services - 0.4%

32,475	Red Cat Holdings, Inc. (a)(b)	438,413

7,232	VSE Corp.	1,580,698

		2,019,111

Repair and Maintenance - 0.4%

59,681	StandardAero, Inc. (a)(b)	1,843,546

Textile Mills - 0.0% (†)

1,637	National Presto Industries, Inc.	208,554

Transportation Equipment Manufacturing - 24.6%

12,064	AAR Corp. (a)	1,277,698

9,833	AeroVironment, Inc. (a)(b)	2,737,409

190,237	Archer Aviation, Inc. (a)	1,367,804

125,965	Boeing Co. (a)	29,440,540

4,249	Ducommun, Inc. (a)	481,624

41,733	General Dynamics Corp.	14,652,039

12,422	HEICO Corp.	4,110,564

23,931	HEICO Corp. Class A	6,092,593

52,196	Kratos Defense & Security Solutions, Inc. (a)(b)	5,376,710

10,998	Loar Holdings, Inc. (a)	754,243

30,522	Lockheed Martin Corp.	19,357,663

145,314	Rocket Lab Corp. (a)(b)	11,635,292

10,960	TransDigm Group, Inc.	15,645,838

18,539	Woodward, Inc.	5,892,437

		118,822,454

	TOTAL COMMON STOCKS (Cost $290,453,025)	$361,368,709

SHORT TERM INVESTMENTS - 25.8%
Money Market Funds - 25.8%

42,375,932	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$42,375,932

809,754	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	809,754

1,950,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1,950,001

79,776,536	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	79,776,536

	TOTAL SHORT TERM INVESTMENTS (Cost $124,912,223)	$124,912,223

	TOTAL INVESTMENTS (Cost $415,365,248) - 100.5% (e)	$486,280,932

	Liabilities in Excess of Other Assets - (0.5)%	(2,369,275)

	TOTAL NET ASSETS - 100.0%	$483,911,657

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(† ) Less than 0.05%.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $339,845,341.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	BNP Paribas	12/4/2026	542	$28,041,291	$3,594,731

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	1,045	53,508,128	7,811,013

Total return of common shares of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Nomura	12/10/2026	2,400	124,012,392	16,160,486

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	4,583	245,290,523	22,466,432

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	1,346	71,333,114	7,324,407

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	6,222	354,223,714	10,056,157

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Barclays	12/22/2026	2,431	134,854,328	7,296,820

					$1,011,263,490	$74,710,046

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.9%

Accommodation - 3.6%

1,584	Airbnb, Inc. Class A (a)	204,922

867	Hilton Worldwide Holdings, Inc.	258,808

1,134	Las Vegas Sands Corp.	59,796

830	Marriott International, Inc. Class C	261,699

765	MGM Resorts International (a)	25,658

315	Wynn Resorts Ltd.	33,847

		844,730

Administrative and Support Services - 3.9%

120	Booking Holdings, Inc.	600,221

945	Royal Caribbean Cruises Ltd. ADR (Liberia)	306,794

		907,015

Apparel Manufacturing - 0.5%

543	Deckers Outdoor Corp. (a)	64,802

145	Ralph Lauren Corp.	51,244

		116,046

Building Material and Garden Equipment and Supplies Dealers - 7.1%

2,089	Lowe’s Companies, Inc.	557,888

2,653	The Home Depot, Inc.	993,787

1,969	Tractor Supply Co.	100,183

		1,651,858

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 4.0%

402	Lululemon Athletica, Inc. (a)	70,149

1,212	Ross Stores, Inc.	228,644

4,147	TJX Companies, Inc.	621,262

		920,055

Construction of Buildings - 1.8%

1,021	D.R. Horton, Inc.	151,966

804	Lennar Corp. Class A	87,918

11	NVR, Inc. (a)	83,993

726	PulteGroup, Inc.	90,815

		414,692

Food Services and Drinking Places - 8.0%

4,928	Chipotle Mexican Grill, Inc. (a)	191,551

434	Darden Restaurants, Inc. (b)	86,518

1,393	DoorDash, Inc. (a)	285,036

2,355	McDonald’s Corp.	741,825

4,236	Starbucks Corp.	389,500

1,035	Yum! Brands, Inc.	160,943

		1,855,373

Funds, Trusts, and Other Financial Vehicles - 0.5%

609	Garmin Ltd. ADR (Switzerland)	122,799

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.2%

728	Best Buy Co., Inc.	47,393

General Merchandise Retailers - 17.7%

16,130	Amazon.com, Inc. (a)	3,859,909

1,684	eBay, Inc.	153,615

454	Williams-Sonoma, Inc.	92,911

		4,106,435

Health and Personal Care Retailers - 0.5%

167	Ulta Beauty, Inc. (a)	108,109

Leather and Allied Product Manufacturing - 1.6%

4,432	NIKE, Inc. Class B	273,942

762	Tapestry, Inc.	96,705

		370,647

Management of Companies and Enterprises - 0.2%

1,696	Norwegian Cruise Line Holdings Ltd. ADR (a)	37,244

Merchant Wholesalers, Durable Goods - 0.4%

518	Genuine Parts Co.	71,997

122	Pool Corp.	30,999

		102,996

Merchant Wholesalers, Nondurable Goods - 0.2%

116	Domino’s Pizza, Inc.	47,598

Miscellaneous Manufacturing - 0.2%

497	Hasbro, Inc.	44,387

Motor Vehicle and Parts Dealers - 3.2%

62	AutoZone, Inc. (a)	229,666

527	Carvana Co. (a)	211,385

3,145	O’Reilly Automotive, Inc. (a)	309,499

		750,550

Support Activities for Transportation - 0.5%

436	Expedia, Inc.	115,470

Transportation Equipment Manufacturing - 16.3%

805	Aptiv PLC ADR (a)	60,979

14,583	Ford Motor Co.	202,412

3,476	General Motors Co.	291,984

7,488	Tesla, Inc. (a)	3,222,910

		3,778,285

Water Transportation - 0.5%

4,046	Carnival Corp. ADR (Panama) (a)	121,461

	TOTAL COMMON STOCKS (Cost $13,387,409)	$16,463,143

SHORT TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%

3,760,516	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$3,760,516

3,402,950	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	3,402,950

	TOTAL SHORT TERM INVESTMENTS (Cost $7,163,466)	$7,163,466

	TOTAL INVESTMENTS (Cost $20,550,875) - 101.7% (e)	$23,626,609

	Liabilities in Excess of Other Assets - (1.7)%	(405,056)

	TOTAL NET ASSETS - 100.0%	$23,221,553

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,486,305.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	4,030	$9,773,717	$37,982

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	4,830	11,860,665	(88,172)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	6,420	15,700,467	(39,931)

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	6,441	15,936,345	(228,341)

					$53,271,194	$(318,462)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 93.3%
Money Market Funds - 93.3%

4,899,045	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$4,899,045

6,401,092	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	6,401,092

	TOTAL SHORT TERM INVESTMENTS (Cost $11,300,137) (b)	$11,300,137

	TOTAL INVESTMENTS (Cost $11,300,137) - 93.3%	$11,300,137

	Other Assets in Excess of Liabilities - 6.7%	806,681

	TOTAL NET ASSETS - 100.0%	$12,106,818

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,224,521.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.7000%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2026	9,937	$12,415,125	$624,384

SOFR + 0.4800%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2026	5,196	6,373,484	197,504

SOFR + 0.1500%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2026	6,584	7,978,763	131,243

SOFR + 0.5000%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/22/2026	8,700	10,780,589	441,473

					$37,547,961	$1,394,604

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.5%
Accommodation - 1.7%

13,338	Airbnb, Inc. Class A (a)	$1,725,537

- 6.2%

638	Booking Holdings, Inc.	3,191,174

9,887	Cloudflare, Inc. (a)	1,753,460

20,538	Roblox Corp. (a)	1,350,579

		6,295,213

Amusement, Gambling, and Recreation Industries - 0.4%

15,611	DraftKings, Inc. (a)(b)	429,459

Computer and Electronic Product Manufacturing - 16.2%

12,974	Alphabet, Inc.	4,385,212

10,370	Alphabet, Inc. Class C	3,510,556

25,441	Arista Networks, Inc. (a)	3,606,007

62,381	Cisco Systems, Inc.	4,885,680

		16,387,455

Educational Services - 0.2%

1,255	Duolingo, Inc. (a)(b)	168,245

2.4%

11,724	DoorDash, Inc. (a)	2,398,965

8.9%

32,285	Amazon.com, Inc. (a)	7,725,800

14,175	eBay, Inc.	1,293,044

		9,018,844

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%

11,861	MARA Holdings, Inc. (a)(b)	112,680

Goods - 1.1%

27,925	Copart, Inc. (a)	1,133,196

Motion Picture and Sound Recording Industries - 5.5%

67,076	Netflix, Inc. (a)	5,600,175

1.8%

4,435	Carvana Co. (a)	1,778,923

Performing Arts, Spectator Sports, and Related Industries - 0.9%

5,497	Flutter Entertainment PLC ADR (Ireland) (a)	907,830

Professional, Scientific, and Technical Services - 16.5%

5,270	Atlassian Corp. (a)	622,809

4,424	Ciena Corp. (a)	1,114,007

7,150	CoreWeave, Inc. (a)	666,308

1,810	F5 Networks, Inc. (a)	498,854

4,238	GoDaddy, Inc. (a)	426,004

11,510	Meta Platforms, Inc.	8,246,915

8,492	Nutanix, Inc. (a)	333,990

1,532	Paycom Software, Inc.	206,437

10,625	Snowflake, Inc. (a)	2,047,437

2,616	VeriSign, Inc.	638,906

6,806	Workday, Inc. (a)	1,195,338

8,357	Zoom Video Communications, Inc. (a)	769,680

		16,766,685

Publishing Industries - 7.1%

4,512	Akamai Technologies, Inc. (a)	438,341

4,544	Box, Inc. (a)	115,190

9,369	Confluent, Inc. (a)	286,129

10,206	Datadog, Inc. (a)	1,319,840

6,307	DocuSign, Inc. (a)	331,370

5,470	Dropbox, Inc. (a)	139,375

1,643	HubSpot, Inc. (a)	460,040

5,283	Okta, Inc. (a)	446,308

12,745	Salesforce, Inc.	2,705,636

4,730	Veeva Systems, Inc. (a)	964,542

		7,206,771

Telecommunications - 1.5%

29,345	PayPal Holdings, Inc.	1,546,188

	TOTAL COMMON STOCKS (Cost $59,506,560)	$71,476,166

SHORT TERM INVESTMENTS - 36.6%

Money Market Funds - 36.6%

26,206,015	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)	$26,206,015

10,981,496	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	10,981,496

	TOTAL SHORT TERM INVESTMENTS (Cost $37,187,511)	$37,187,511

	TOTAL INVESTMENTS (Cost $96,694,071) - 107.1% (d)	$108,663,677

	Liabilities in Excess of Other Assets - (7.1)%	(7,186,505)

	TOTAL NET ASSETS - 100.0%	$101,477,172

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,589,267.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Dow Jones Internet Composite Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	33,816	$42,338,308	$(2,205,810)

Total return of Dow Jones Internet Composite Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	28,488	34,887,544	(1,070,928)

Total return of Dow Jones Internet Composite Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2026	103,542	125,240,709	(2,232,419)

Total return of Dow Jones Internet Composite Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	29,245	36,233,094	(1,496,094)

					$238,699,655	$(7,005,251)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.9%
Money Market Funds - 98.9%

44,892,099	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$44,892,099

19,252,740	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	19,252,740

33,171,412	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	33,171,412

	TOTAL SHORT TERM INVESTMENTS (Cost $97,316,251) (b)	$97,316,251

	TOTAL INVESTMENTS (Cost $97,316,251) - 98.9%	$97,316,251

	Other Assets in Excess of Liabilities - 1.1%	1,053,986

	TOTAL NET ASSETS - 100.0%	$98,370,237

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,443,410.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.6000%	Total return of Financial Select Sector Index	J.P. Morgan	1/16/2026	184,008	$123,524,606	$2,749,115

SOFR + 0.5500%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2026	56,519	38,630,051	1,947,474

SOFR + 0.6800%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2026	55,037	36,948,367	824,321

SOFR + 0.4800%	Total return of Financial Select Sector Index	Societe Generale	12/14/2026	123,000	83,118,479	2,429,633

SOFR + 0.3500%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2026	29,877	20,071,070	464,065

					$302,292,573	$8,414,608

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 72.9%
Administrative and Support Services - 6.7%

20,885	Ameriprise Financial, Inc.	$11,010,363

15,727	Corpay, Inc. (a)(b)	4,948,186

8,420	FactSet Research System, Inc.	2,141,711

34,491	Moody’s Corp.	17,782,180

379,375	Visa, Inc. Class A	122,094,257

		157,976,697

Chemical Manufacturing - 1.0%

128,178	IntercontinentalExchange, Inc.	22,274,773

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%

120,905	Fiserv, Inc. (a)	7,705,276

Credit Intermediation and Related Activities - 30.0%

120,781	American Express Co.	42,535,445

1,510,155	Bank of America Corp.	80,340,246

156,761	Bank of New York Mellon Corp.	18,798,779

142,912	Capital One Financial Corp.	31,287,724

402,146	Citigroup, Inc.	46,532,314

96,550	Citizens Financial Group, Inc.	6,080,719

51,300	Coinbase Global, Inc. (a)	9,990,162

116,413	Fidelity National Information Services, Inc.	6,431,818

202,105	Fifth Third Bancorp (b)	10,149,713

53,209	Global Payments, Inc.	3,817,214

456,943	Huntington Bancshares, Inc.	7,987,364

611,945	JPMorgan Chase & Co.	187,187,856

208,838	KeyCorp	4,494,194

34,543	M&T Bank Corp.	7,653,693

184,319	MasterCard, Inc. Class A	99,309,234

42,508	Northern Trust Corp.	6,351,970

88,157	PNC Financial Services Group, Inc.	19,685,458

197,098	Regions Financial Corp.	5,617,293

62,784	State Street Corp.	8,215,914

80,948	Synchrony Financial	5,879,253

287,576	Truist Financial Corp.	14,787,158

349,457	U.S. Bancorp	19,608,032

705,566	Wells Fargo & Co.	63,846,667

		706,588,220

Funds, Trusts, and Other Financial Vehicles - 0.2%

49,062	T. Rowe Price Group, Inc.	5,184,872

Insurance Carriers and Related Activities - 17.3%

106,029	Aflac, Inc.	11,763,918

58,821	Allstate Corp.	11,704,791

121,273	American International Group, Inc.	9,080,922

81,159	Arch Capital Group Ltd. ADR (a)	7,794,510

57,738	Arthur J. Gallagher & Co.	14,398,125

11,265	Assurant, Inc.	2,682,534

412,248	Berkshire Hathaway, Inc. Class B (a)	198,097,531

66,012	Brown & Brown, Inc.	4,759,465

82,271	Chubb Limited ADR (Switzerland)	25,467,811

35,076	Cincinnati Financial Corp.	5,643,378

5,714	Erie Indemnity Co. Class A (b)	1,617,119

9,439	Everest Re Group Ltd. ADR	3,126,952

17,889	Globe Life, Inc.	2,508,396

38,097	Loews Corp.	4,021,900

110,133	Marsh & McLennan Companies, Inc.	20,725,929

124,412	MetLife, Inc.	9,813,619

44,939	Principal Financial Group, Inc.	4,256,622

131,830	Progressive Corp.	27,420,640

78,681	Prudential Financial, Inc.	8,742,246

62,643	The Hartford Insurance Group, Inc.	8,460,564

50,143	Travelers Companies, Inc.	14,266,185

67,495	W.R. Berkley Corp.	4,628,807

21,520	Willis Towers Watson PLC ADR (Ireland)	6,831,954

		407,813,918

Management of Companies and Enterprises - 0.7%

48,316	Aon PLC ADR (United Kingdom)	16,893,206

Professional, Scientific, and Technical Services - 0.1%

16,269	Jack Henry & Associates, Inc. (b)	2,915,568

Publishing Industries - 0.3%

123,115	Block, Inc. (a)	7,439,839

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 15.8%

104,399	Apollo Global Management, Inc.	14,045,841

46,318	Ares Management Corp. (b)	6,932,415

32,440	Blackrock, Inc.	36,298,414

23,528	Cboe Global Markets, Inc.	6,236,332

375,438	Charles Schwab Corp.	39,015,517

81,063	CME Group, Inc.	23,432,071

69,104	Franklin Resources, Inc.	1,839,548

67,419	Goldman Sachs Group, Inc.	63,064,407

100,126	Interactive Brokers Group, Inc. Class A	7,497,435

100,059	Invesco Ltd. ADR	2,730,610

154,302	KKR & Co., Inc.	17,630,546

271,529	Morgan Stanley	49,635,501

16,888	MSCI, Inc. Class A	10,288,507

101,406	NASDAQ OMX Group, Inc.	9,825,227

39,629	Raymond James Financial, Inc.	6,572,866

176,808	Robinhood Markets, Inc. (a)	17,588,860

69,687	S&P Global, Inc.	36,780,102

166,016	The Blackstone Group, Inc.	23,643,999

		373,058,198

Telecommunications - 0.5%

210,307	PayPal Holdings, Inc.	11,081,076

	TOTAL COMMON STOCKS (Cost $1,464,650,323)	$1,718,931,643

SHORT TERM INVESTMENTS - 32.8%

Money Market Funds - 32.8%

555,605,302	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)	$555,605,302

121,474,298	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	121,474,298

74,470,118	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	74,470,118

22,031,347	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	22,031,347

TOTAL SHORT TERM INVESTMENTS (Cost $773,581,065)	$773,581,065

TOTAL INVESTMENTS (Cost $2,238,231,388) - 105.7% (d)	$2,492,512,708

Liabilities in Excess of Other Assets - (5.7)%	(135,386,518)

TOTAL NET ASSETS - 100.0%	$2,357,126,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,058,096,428.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Financial Select Sector Index	SOFR + 0.8000%	J.P. Morgan	1/16/2026	338,408	$228,946,548	$(7,036,674)

Total return of Financial Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	1,698,694	1,134,256,540	(20,051,092)

Total return of Financial Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2026	983,526	646,963,136	(1,330,994)

Total return of Financial Select Sector Index	SOFR + 0.8800%	Bank of America Merrill Lynch	12/11/2026	117,371	79,225,425	(2,302,113)

Total return of Financial Select Sector Index	SOFR + 0.8000%	Societe Generale	12/14/2026	511,605	345,722,194	(10,252,968)

Total return of Financial Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	1,958,277	1,317,246,895	(32,560,056)

Total return of Financial Select Sector Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	762,477	514,321,236	(14,071,870)

Total return of Financial Select Sector Index	SOFR + 0.7500%	Barclays	12/22/2026	1,762,948	1,201,853,051	(44,742,295)

					$5,468,535,025	$(132,348,062)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.9%

Money Market Funds - 103.9%

102,892,120	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$102,892,120

3,738,450	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,738,450

48,946,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	48,946,003

	TOTAL SHORT TERM INVESTMENTS (Cost $155,576,573) (b)	$155,576,573

	TOTAL INVESTMENTS (Cost $155,576,573) - 103.9%	$155,576,573

	Liabilities in Excess of Other Assets - (3.9)%	(5,881,294)

	TOTAL NET ASSETS - 100.0%	$149,695,279

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $111,898,141.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0000%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/4/2026	3,534,765	$138,951,612	$(1,698,449)

SOFR + 0.6800%	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2026	1,626,821	64,584,332	189,081

SOFR + 0.6800%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2026	4,130,176	162,644,876	(1,474,286)

SOFR + 0.1300%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2026	2,046,641	77,465,362	(3,233,729)

					$443,646,182	$(6,217,383)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 57.1%
13,720,636	iShares China Large-Cap ETF (a)	$543,474,392

	TOTAL INVESTMENT COMPANIES (Cost $527,813,861)	$543,474,392

SHORT TERM INVESTMENTS - 51.2%
Money Market Funds - 51.2%

259,810,471	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$259,810,471

30,780,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	30,780,000

96,500,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	96,500,000

100,653,126	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	100,653,126

	TOTAL SHORT TERM INVESTMENTS (Cost $487,743,597)	$487,743,597

	TOTAL INVESTMENTS (Cost $1,015,557,458) - 108.3% (c)	$1,031,217,989

	Liabilities in Excess of Other Assets - (8.3)%	(78,886,838)

	TOTAL NET ASSETS - 100.0%	$952,331,151

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $711,174,880.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares China Large-Cap ETF	SOFR + 1.2500%	BNP Paribas	12/4/2026	1,672,914	$65,411,109	$863,683

Total return of iShares China Large-Cap ETF	SOFR + 1.1000%	Goldman Sachs	12/10/2026	9,848,311	380,756,318	8,419,536

Total return of iShares China Large-Cap ETF	SOFR + 3.0000%	Nomura	12/10/2026	1,000,000	39,090,000	557,823

Total return of iShares China Large-Cap ETF	SOFR + 1.2500%	Bank of America Merrill Lynch	12/11/2026	5,682,141	222,207,716	2,978,212

Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Societe Generale	12/14/2026	5,250,000	205,170,001	3,646,156

Total return of iShares China Large-Cap ETF	SOFR + 0.7600%	UBS Securities LLC	12/17/2026	17,839,877	675,239,344	27,650,095

Total return of iShares China Large-Cap ETF	SOFR + 0.7700%	Citibank N.A.	12/22/2026	5,161,216	201,438,818	2,268,747

Total return of iShares China Large-Cap ETF	SOFR + 0.8000%	Barclays	12/22/2026	11,955,246	461,831,153	9,420,555

					$2,251,144,459	$55,804,807

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 44.8%

251,972	Vanguard FTSE Europe ETF (a)	$22,047,550

	TOTAL INVESTMENT COMPANIES (Cost $20,011,967)	$22,047,550

SHORT TERM INVESTMENTS - 56.7%
Money Market Funds - 56.7%

18,706,690	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$18,706,690

3,034,515	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (b)	3,034,515

6,119,751	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	6,119,751

	TOTAL SHORT TERM INVESTMENTS (Cost $27,860,956)	$27,860,956

	TOTAL INVESTMENTS (Cost $47,872,923) - 101.5% (c)	$49,908,506

	Liabilities in Excess of Other Assets - (1.5)%	(742,504)

	TOTAL NET ASSETS - 100.0%	$49,166,002

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,231,979.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	BNP Paribas	12/4/2026	564,237	$47,664,612	$1,692,368

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	Goldman Sachs	12/10/2026	278,558	22,733,118	1,717,084

Total return of Vanguard FTSE Europe ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	126,362	10,817,524	260,034

Total return of Vanguard FTSE Europe ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2026	201,616	16,653,482	1,053,005

Total return of Vanguard FTSE Europe ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	262,961	21,770,541	1,128,894

					$119,639,277	$5,851,385

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 77.6%
Ambulatory Health Care Services - 1.0%
808	DaVita, Inc. (a)	$88,347
1,898	Labcorp Holdings, Inc.	515,345
1,177	Molina Healthcare, Inc. (a)	211,378
2,547	Quest Diagnostics, Inc.	476,365
26,370	Viatris, Inc.	345,183

		1,636,618

Chemical Manufacturing - 33.5%
40,464	AbbVie, Inc.	9,023,877
12,329	Amgen, Inc.	4,215,038
3,358	Biogen, Inc. (a)	604,071
3,567	Bio-Techne Corp. (b)	228,609
46,608	Bristol-Myers Squibb Co.	2,565,770
18,181	Eli Lilly & Co.	18,856,424
28,405	Gilead Sciences, Inc.	4,032,090
3,776	Incyte Corp. (a)	377,864
56,825	Merck & Co., Inc.	6,266,093
130,173	Pfizer, Inc.	3,441,774
2,308	Regeneron Pharmaceuticals, Inc.	1,711,267
5,809	Vertex Pharmaceuticals, Inc. (a)	2,729,649
10,089	Zoetis, Inc.	1,259,309

		55,311,835

Computer and Electronic Product Manufacturing - 6.7%
6,491	Agilent Technologies, Inc.	868,820
14,393	Danaher Corp.	3,150,484
10,429	GE HealthCare Technologies, Inc.	823,578
5,096	Hologic, Inc. (a)	381,843
2,596	Revvity, Inc. (b)	282,445
8,602	Thermo Fisher Scientific, Inc.	4,977,203
1,363	Waters Corp. (a)	505,292

		10,989,665

Health and Personal Care Retailers - 1.3%
29,064	CVS Health Corp.	2,165,849

Hospitals - 1.2%
3,657	HCA Healthcare, Inc.	1,785,603
1,265	Universal Health Services, Inc. Class B	254,594

		2,040,197

Insurance Carriers and Related Activities - 6.3%
10,691	Centene Corp. (a)	463,134
6,115	Cigna Corp.	1,676,183
5,088	Elevance Health, Inc.	1,759,125
2,753	Humana, Inc.	537,386
20,739	UnitedHealth Group, Inc.	5,950,641

		10,386,469

Machinery Manufacturing - 0.4%
467	Mettler-Toledo International, Inc. (a)	641,303

Management of Companies and Enterprises - 2.6%
39,811	Abbott Laboratories	4,351,342

Merchant Wholesalers, Durable Goods - 0.1%
2,291	Henry Schein, Inc. (a)(b)	172,925

Merchant Wholesalers, Nondurable Goods - 3.1%
5,440	Cardinal Health, Inc.	1,168,947
4,439	Cencora, Inc.	1,594,578
2,826	McKesson Corp.	2,348,999

		5,112,524

Miscellaneous Manufacturing - 19.5%
1,528	Align Technology, Inc. (a)	249,110
11,768	Baxter International, Inc. (b)	236,184
6,562	Becton, Dickinson & Co.	1,335,236
33,940	Boston Scientific Corp. (a)	3,174,408
8,929	DexCom, Inc. (a)	652,174
13,286	Edwards Lifesciences Corp. (a)	1,080,949
1,610	Insulet Corp. (a)	411,854
8,116	Intuitive Surgical, Inc. (a)	4,092,249
55,160	Johnson & Johnson	12,535,110
29,365	Medtronic PLC ADR (Ireland) ADR	3,023,420
3,342	ResMed, Inc.	863,272
3,376	Solventum Corp. (a)	259,851
2,247	Steris PLC ADR (Ireland) ADR	590,062
7,880	Stryker Corp.	2,912,133
4,552	The Cooper Companys, Inc. (a)	370,442

4,537	Zimmer Biomet Holdings, Inc. (b)	395,037

		32,181,491

Plastics and Rubber Products Manufacturing - 0.2%
1,648	West Pharmaceutical Services, Inc.	380,886

Professional, Scientific, and Technical Services - 1.7%
1,127	Charles River Laboratories International, Inc. (a)	237,211
1,829	IDEXX Laboratories, Inc. (a)	1,226,271
3,899	IQVIA Holdings, Inc. (a)	897,355
7,961	Moderna, Inc. (a)(b)	350,841

		2,711,678

	TOTAL COMMON STOCKS (Cost $111,653,032)	$128,082,782

SHORT TERM INVESTMENTS - 23.6%
Money Market Funds - 23.6%
16,809,181	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$16,809,181
1,524,185	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1,524,185
20,558,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	20,558,830

	TOTAL SHORT TERM INVESTMENTS (Cost $38,892,196)	$38,892,196

	TOTAL INVESTMENTS (Cost $150,545,228) - 101.2% (e)	$166,974,978
	Liabilities in Excess of Other Assets - (1.2)%	(2,052,177)

	TOTAL NET ASSETS - 100.0%	$164,922,801

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $135,601,250.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Health Care Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	77,942	$122,805,024	$(1,410,077)

Total return of Health Care Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	32,385	50,231,935	219,566

Total return of Health Care Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	55,100	86,044,865	(163,257)

Total return of Health Care Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	69,175	108,732,724	(929,389)

					$367,814,548	$(2,283,157)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 70.6%
Building Material and Garden Equipment and Supplies Dealers - 7.0%
69,881	Lowe’s Companies, Inc.	18,662,420
96,982	MasterBrand, Inc. (a)(b)	1,175,422
49,005	The Home Depot, Inc.	18,356,783

		38,194,625

Construction of Buildings - 37.7%
36,996	Beazer Homes USA, Inc. (a)	798,004
34,593	Century Communities, Inc.	2,178,667
368,902	D.R. Horton, Inc.	54,907,373
38,877	Dream Finders Home, Inc. (a)(b)	714,948
41,270	Green Brick Partners , Inc. (a)	2,863,725
6,252	Hovnanian Enterprises, Inc. (a)	704,288
87,642	KB Home (b)	5,042,921
12,188	Lennar Corp. (b)	1,234,157
290,623	Lennar Corp. Class A	31,779,625
27,488	LGI Homes, Inc. (a)(b)	1,377,424
35,387	M/I Homes, Inc. (a)(b)	4,731,242
95,286	Meritage Homes Corp.	6,623,330
3,823	NVR, Inc. (a)	29,191,396
262,558	PulteGroup, Inc.	32,843,380
132,252	Taylor Morrison Home Corp. (a)	8,060,759
124,458	Toll Brothers, Inc.	17,982,936
116,317	TRI Pointe Group, Inc. (a)	3,879,172

		204,913,347

Furniture and Related Product Manufacturing - 0.3%
11,145	American Woodmark Corp. (a)	661,902
31,522	La-Z-Boy, Inc.	1,147,716

		1,809,618

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.2%
41,266	Arhaus, Inc. (a)	420,088
17,714	Ethan Allen Interiors, Inc.	406,182
82,417	Floor & Decor Holdings, Inc. Class A (a)	5,436,225

		6,262,495

Machinery Manufacturing - 0.5%
152,615	Hayward Holdings, Inc. (a)	2,463,206

Merchant Wholesalers, Durable Goods - 6.5%
84,582	Builders FirstSource, Inc. (a)	9,676,181
91,896	Fortune Brands Innovations, Inc.	4,971,574
29,920	Griffon Corp.	2,436,984
103,602	Leggett & Platt, Inc.	1,209,035
24,414	Lennox International, Inc.	12,086,883
39,727	Mohawk Industries, Inc. (a)	4,702,882

		35,083,539

Merchant Wholesalers, Nondurable Goods - 3.4%
52,735	The Sherwin Williams Co.	18,701,940

Nonmetallic Mineral Product Manufacturing - 2.4%
24,530	Eagle Materials, Inc.	4,999,459
62,872	Owens Corning	7,534,581
34,897	Quanex Building Products Corp.	653,272

		13,187,312

Primary Metal Manufacturing - 0.2%
22,599	Gibraltar Industries, Inc. (a)	1,158,425

Professional, Scientific, and Technical Services - 1.0%
31,713	Simpson Manufacturing Co., Inc. (b)	5,606,224

Specialty Trade Contractors - 4.9%
30,645	Installed Building Products, Inc. (b)	8,830,050
37,770	TopBuild Corp. (a)(b)	17,678,249

		26,508,299

Wood Product Manufacturing - 5.5%
10,559	Cavco Industries, Inc. (a)	5,195,239
75,590	Champion Homes, Inc. (a)	5,924,744
65,349	JELD-WEN Holding, Inc. (a)	177,749
158,870	Masco Corp.	10,499,718
82,047	Trex Company, Inc. (a)	3,398,387
44,567	UFP Industries, Inc.	4,602,880

		29,798,717

	TOTAL COMMON STOCKS (Cost $387,687,797)	$383,687,747

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
88,207,112	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$88,207,112

234,623	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	234,623
40,740,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	40,740,000
52,809,597	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	52,809,597

	TOTAL SHORT TERM INVESTMENTS (Cost $181,991,332)	$181,991,332

	TOTAL INVESTMENTS (Cost $569,679,129) - 104.0% (e)	$565,679,079
	Liabilities in Excess of Other Assets - (4.0)%	(21,599,141)

	TOTAL NET ASSETS - 100.0%	$544,079,938

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $444,453,599.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	6,000	$112,164,000	$(2,223,528)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	7,754	138,550,177	4,110,954

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7700%	Bank of America Merrill Lynch	12/11/2026	17,798	332,363,777	(4,883,512)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7500%	Citibank N.A.	12/22/2026	14,238	262,121,310	370,467

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7000%	Barclays	12/22/2026	21,712	388,443,783	11,651,802

					$1,233,643,047	$9,026,183

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.3%
Administrative and Support Services - 5.7%
459	Allegion PLC ADR (Ireland)	$75,914
2,157	Automatic Data Processing, Inc.	532,391
623	Broadridge Financial Solutions, Inc.	122,800
653	Equifax, Inc.	131,514
1,566	Rollins, Inc.	99,190
11,085	Uber Technologies, Inc. (a)	887,354
1,977	Waste Management, Inc.	439,369

		2,288,532

Air Transportation - 1.3%
3,461	Delta Air Lines, Inc.	228,045
2,759	Southwest Airlines Co. (b)	131,108
1,727	United Continental Holdings, Inc. (a)	176,707

		535,860

Apparel Manufacturing - 0.9%
1,822	Cintas Corp.	348,713

Computer and Electronic Product Manufacturing - 7.3%
1,228	AMETEK, Inc.	275,048
1,695	Fortive Corp.	89,513
998	L3Harris Technologies, Inc.	342,164
715	Northrop Grumman Corp.	494,966
2,079	Otis Worldwide Corp.	177,588
7,153	RTX Corp.	1,437,252
1,324	Veralto Corp.	131,050

		2,947,581

Couriers and Messengers - 2.0%
1,158	FedEx Corp.	373,166
3,943	United Parcel Service, Inc. Class B	418,825

		791,991

Electrical Equipment, Appliance, and Component Manufacturing - 2.5%
604	A.O. Smith Corp. (b)	44,388
421	Axon Enterprise, Inc. (a)	203,587
2,997	Emerson Electric Co.	440,439
313	Generac Holdings, Inc. (a)	52,597
599	Rockwell Automation, Inc.	252,568

		993,579

Fabricated Metal Product Manufacturing - 0.6%
873	Pentair PLC ADR (Ireland)	91,988
277	Snap-on, Inc.	101,413
826	Stanley Black & Decker, Inc.	64,973

		258,374

Machinery Manufacturing - 15.8%
4,223	Carrier Global Corp.	251,606
2,496	Caterpillar, Inc.	1,640,771
736	Cummins, Inc.	426,012
1,341	Deere & Co.	708,048
5,627	GE Aerospace	1,726,307
399	IDEX Corp.	79,221
1,918	Ingersoll Rand, Inc.	165,121
285	Nordson Corp.	78,241
673	Parker Hannifin Corp.	629,820
1,183	Trane Technologies PLC ADR (Ireland)	497,546
1,299	Xylem, Inc.	179,093

		6,381,786

Merchant Wholesalers, Durable Goods - 3.7%
590	Builders FirstSource, Inc. (a)	67,496
4,750	Copart, Inc. (a)	192,755
6,125	Fastenal Co.	265,580
283	Hubbell, Inc.	138,087
209	Huntington Ingalls Industries, Inc.	87,886
3,260	Johnson Controls International PLC ADR (Ireland)	388,788
171	Lennox International, Inc.	84,659
233	W.W. Grainger, Inc.	251,626

		1,476,877

Merchant Wholesalers, Nondurable Goods - 0.9%
1,409	Illinois Tool Works, Inc.	368,115

Miscellaneous Manufacturing - 1.6%
2,834	3M Co.	434,055
732	Dover Corp.	147,491
940	Textron, Inc.	82,776

		664,322

National Security and International Affairs - 0.3%
682	Leidos Holdings, Inc.	128,407

Primary Metal Manufacturing - 1.1%
2,145	Howmet Aerospace, Inc.	446,332

Professional, Scientific, and Technical Services - 2.9%
2,072	Eaton Corporation PLC ADR (Ireland)	728,142
638	Jacobs Solutions, Inc.	86,296
1,728	Paychex, Inc.	178,209
260	Paycom Software, Inc. (b)	35,035
744	Verisk Analytics, Inc. Class A	161,790

		1,189,472

Publishing Industries - 0.1%
853	Dayforce, Inc. (a)	59,087

Rail Transportation - 2.8%
9,934	CSX Corp.	375,108
3,164	Union Pacific Corp.	743,856

		1,118,964

Rental and Leasing Services - 0.7%
340	United Rentals, Inc.	265,900

Specialty Trade Contractors - 1.9%
187	Comfort Systems USA, Inc.	213,572
238	EMCOR Group, Inc.	171,534
795	Quanta Services, Inc.	377,331

		762,437

Support Activities for Transportation - 1.7%
630	C.H. Robinson Worldwide, Inc.	122,819
715	Expeditors International of Washington, Inc.	114,786
401	J.B. Hunt Transport Services, Inc.	81,291
1,197	Norfolk Southern Corp.	348,614

		667,510

Transportation Equipment Manufacturing - 9.7%
4,178	Boeing Co. (a)	976,482
1,352	General Dynamics Corp.	474,674
3,387	Honeywell International, Inc.	770,610
1,087	Lockheed Martin Corp.	689,397
2,802	Paccar, Inc.	344,394
300	TransDigm Group, Inc.	428,262
912	Wabtec Corp.	209,888

		3,893,707

Truck Transportation - 0.4%
982	Old Dominion Freight Line, Inc.	170,082

Utilities - 2.6%
1,447	GE Vernova, Inc.	1,051,057

Waste Management and Remediation Services - 0.6%
1,073	Republic Services, Inc.	230,791

Wood Product Manufacturing - 0.2%
1,108	Masco Corp.	73,228

	TOTAL COMMON STOCKS (Cost $23,726,860)	$27,112,704

SHORT TERM INVESTMENTS - 32.1%
Money Market Funds - 32.1%
6,286,712	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$6,286,712

648	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	648

6,664,877	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	6,664,877

	TOTAL SHORT TERM INVESTMENTS (Cost $12,952,237)	$12,952,237

	TOTAL INVESTMENTS (Cost $36,679,097) - 99.4% (e)	$40,064,941

	Other Assets in Excess of Liabilities - 0.6%	230,729

	TOTAL NET ASSETS - 100.0%	$40,295,670

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,329,223.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Industrials Select Sector Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	9,784	$15,661,080	$609,735

Total return of Industrials Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	11,025	17,449,315	868,554

Total return of Industrials Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	13,150	20,518,730	1,340,356

Total return of Industrials Select Sector Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	11,222	17,844,534	813,926

Total return of Industrials Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	11,025	17,480,063	842,506

					$88,953,722	$4,475,077

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 73.6%
Accommodation - 0.7%
970	Boyd Gaming Corp.	$82,004
347	Choice Hotels International, Inc. (b)	35,672
1,005	Hilton Grand Vacations, Inc. (a)	45,335
702	Hyatt Hotels Corp. Class A (b)	109,772
3,354	Park Hotels & Resorts, Inc. (b)	36,659
1,079	Travel + Leisure Co.	75,034
603	Vail Resorts, Inc. (b)	80,241
1,268	Wyndham Hotels & Resorts, Inc. (b)	92,298

		557,015

Administrative and Support Services - 1.2%
1,029	MasTec, Inc. (a)	247,454
3,115	RB Global, Inc. ADR (Canada)	353,771
3,258	TransUnion	257,447
2,448	Warner Music Group Corp. Class A	73,391

		932,063

Air Transportation - 0.3%
1,946	Alaska Air Group, Inc. (a)	98,915
11,074	American Airlines Group, Inc. (a)	147,284

		246,199

Ambulatory Health Care Services - 0.3%
373	Medpace Holdings, Inc. (a)	217,265

Apparel Manufacturing - 0.3%
1,999	Capri Holdings Ltd. ADR (a)	45,117
425	Columbia Sportswear Co.	23,494
807	PVH Corp.	50,325
5,506	VF Corp. (b)	107,863

		226,799

Beverage and Tobacco Product Manufacturing - 0.2%
129	Boston Beer Co., Inc. Class A (a)	27,557
949	Coca-Cola Consolidated, Inc.	144,305

		171,862

Broadcasting and Content Providers - 0.1%
478	Nexstar Media Group, Inc. (b)	101,518

Building Material and Garden Equipment and Supplies Dealers - 0.1%
951	Knife River Corp. (a)	63,879

Chemical Manufacturing - 3.1%
767	Ashland, Inc.	46,910
1,536	Avient Corp.	55,526
3,223	BioMarin Pharmaceutical, Inc. (a)	182,228
893	Cabot Corp.	64,466
6,163	Coty, Inc. Class A (a)	19,537
8,336	Elanco Animal Health, Inc. (a)(b)	200,731
1,973	Halozyme Therapeutics, Inc. (a)	141,484
3,495	Hims & Hers Health, Inc. (a)(b)	94,680
1,019	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	167,615
1,113	Lantheus Holdings, Inc. (a)	74,482
1,673	Neurocrine Biosciences, Inc. (a)	227,628
131	NewMarket Corp.	87,873
1,915	Olin Corp.	39,851
888	Repligen Corp. (a)	132,641
7,351	Roivant Sciences Ltd. ADR (Ireland) (a)	158,929
2,151	RPM International, Inc.	230,071
746	Scotts Miracle-Gro Co.	47,908
722	United Therapeutics Corp. (a)	338,972
560	Westlake Chemical Corp. (b)	44,419

		2,355,951

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
790	Abercrombie & Fitch Co. Class A (a)	77,128
3,459	Bath & Body Works, Inc.	75,406
3,797	Gap, Inc.	106,240

		258,774

Computer and Electronic Product Manufacturing - 5.2%
633	Advanced Energy Industries, Inc.	161,643
1,908	Amkor Technology, Inc.	92,214
305	Bio-Rad Laboratories, Inc. Class A (a)(b)	89,579
1,861	Bruker Corp. (b)	82,424
856	Cirrus Logic, Inc. (a)	111,571
2,812	Cognex Corp.	108,937
1,026	Dolby Laboratories, Inc.	65,859
2,258	EchoStar Corp. (a)(b)	255,651
601	Fabrinet ADR (Thailand) (a)(b)	294,153
6,204	Flex Ltd. ADR (Singapore) (a)	391,100
2,564	Illumina, Inc. (a)	371,293
2,295	Lattice Semiconductor Corp. (a)(b)	184,793
916	LivaNova PLC ADR (United Kingdom) (a)	60,190
1,189	Lumentum Holdings, Inc. (a)(b)	465,898
1,074	MACOM Technology Solutions Holdings, Inc. (a)	235,270
766	Masimo Corp. (a)	105,195
1,127	MKS, Inc.	265,307
1,806	Rambus, Inc. (a)	205,577
2,444	Sensata Technologies Holdings PLC ADR (United Kingdom)	84,538
1,734	TTM Technologies, Inc. (a)	170,279
742	Universal Display Corp.	85,196
2,434	Vontier Corp.	91,275

		3,977,942

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.4%
2,081	Allegro MicroSystems, Inc. (a)	76,810
716	ASGN, Inc. (a)	37,296
2,637	Coherent Corp. (a)	559,519
742	Concentrix Corp. (b)	27,714
2,663	ExlService Holdings, Inc. (a)	104,256
3,835	Kyndryl Holdings, Inc. (a)	88,205
600	Novanta, Inc. ADR (Canada) (a)	80,724
822	Onto Innovation, Inc. (a)	166,085
9,996	Pinterest, Inc. (a)	221,211
5,238	Pure Storage, Inc. (a)	364,251
575	WEX, Inc. (a)(b)	88,493

		1,814,564

Construction of Buildings - 0.9%
11,439	Avantor, Inc. (a)(b)	124,914
486	Dycom Industries, Inc. (a)	177,094
1,087	KB Home (b)	62,546
1,640	Taylor Morrison Home Corp. (a)	99,958
1,617	Toll Brothers, Inc.	233,640

		698,152

Credit Intermediation and Related Activities - 4.3%

4,703	Ally Financial, Inc.	198,843
2,743	Associated Banc-Corp.	74,774
1,776	Bank OZK	84,467
5,018	Columbia Banking System, Inc.	147,730
2,169	Commerce Bancshares, Inc.	114,176
2,308	East West Bancorp, Inc.	264,128
656	Euronet Worldwide, Inc. (a)(b)	47,534
6,008	F.N.B. Corp.	105,440
2,186	First Financial Bankshares, Inc.	69,559
8,261	First Horizon National Corp.	202,312
5,022	Flagstar Bank NA	66,391
1,403	Hancock Whitney Corp.	96,526
907	International Bancshares Corp.	63,163
5,835	Old National Bancorp	142,549
2,510	Pinnacle Financial Partners, Inc.	238,676
1,594	Prosperity Bancshares, Inc.	110,002
1,686	SouthState Bank Corp.	172,528
766	Texas Capital Bancshares, Inc. (a)	77,496
1,198	UMB Financial Corp.	152,314
2,350	United Bankshares, Inc.	99,475
8,046	Valley National Bancorp	100,253
2,706	Webster Financial Corp.	177,974
1,732	Western Alliance Bancorp	154,408
1,124	Wintrust Financial Corp.	165,779
2,477	Zions Bancorp	148,397

		3,274,894

Educational Services - 0.3%
671	Duolingo, Inc. (a)	89,954
57	Graham Holdings Co. Class B	66,498
464	Grand Canyon Education, Inc. (a)	80,662

		237,114

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
510	Acuity Brands, Inc.	157,712
424	IPG Photonics Corp. (a)(b)	39,182
418	Littelfuse, Inc.	135,332
1,114	Regal Rexnord Corp. (b)	179,911
654	Synaptics, Inc. (a)	53,961
942	Whirlpool Corp. (b)	75,351

		641,449

Fabricated Metal Product Manufacturing - 3.1%
3,579	Axalta Coating Systems Ltd. ADR (a)	120,183
1,534	BWX Technologies, Inc.	315,129
741	Chart Industries, Inc. (a)	153,639
1,913	Crown Holdings, Inc.	200,253
619	Curtiss-Wright Corp.	406,491
1,863	Mueller Industries, Inc.	253,629
528	RBC Bearings, Inc. (a)	263,826
1,471	Silgan Holdings, Inc. (b)	63,474
836	SPX Technologies, Inc. (a)	174,231
1,063	Timken Co.	99,061
331	Valmont Industries, Inc.	147,480
460	Watts Water Technologies, Inc.	137,682

		2,335,078

Food and Beverage Retailers - 1.4%
6,635	Albertsons Companies, Inc. Class A (b)	110,472
2,681	Celsius Holdings, Inc. (a)	140,699
2,131	Dutch Bros, Inc. (a)	115,905
2,631	Performance Food Group Co. (a)	251,129
1,634	Sprouts Farmers Market, Inc. (a)	115,867
3,740	US Foods Holding Corp. (a)	312,739

		1,046,811

Food Manufacturing - 0.4%
3,543	Flowers Foods, Inc. (b)	40,496
1,066	Ingredion, Inc.	125,895
717	Pilgrim’s Pride Corp.	31,096
802	Post Holdings, Inc. (a)(b)	82,053
341	The Marzetti Company	58,505

		338,045

Food Services and Drinking Places - 1.3%
624	Casey’s General Stores, Inc.	378,456
1,673	Cava Group, Inc. (a)(b)	101,417
1,011	Manhattan Associates, Inc. (a)	152,671
1,110	Texas Roadhouse, Inc.	199,645
466	Wingstop, Inc. (b)	123,690

		955,879

Forestry and Logging - 0.1%
4,661	Rayonier, Inc. (b)	105,991

Funds, Trusts, and Other Financial Vehicles - 1.6%
1,925	Agree Realty Corp.	139,043
11,459	Annaly Capital Management, Inc.	263,671
4,354	Carlyle Group, Inc.	255,928
894	EastGroup Properties, Inc.	162,386
2,222	First Industrial Realty Trust, Inc.	128,943
5,899	Healthcare Realty Trust, Inc. (b)	99,044
1,561	SEI Investments Co.	137,134

		1,186,149

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.4%
1,808	Floor & Decor Holdings, Inc. Class A (a)	119,256
6,913	GameStop Corp. Class A (a)(b)	165,082
258	RH (a)	51,298

		335,636

General Merchandise Retailers - 1.4%
2,114	BellRing Brands, Inc. (a)	52,575
2,210	BJ’s Wholesale Club Holdings, Inc. (a)	204,292
1,045	Burlington Stores, Inc. (a)	309,174
1,001	e.l.f. Beauty, Inc. (a)(b)	85,075
652	FirstCash Holdings, Inc.	111,166
925	Five Below, Inc. (a)	177,267
4,505	Macy’s, Inc.	90,190

		1,029,739

Health and Personal Care Retailers - 0.9%
2,305	Doximity, Inc. Class A (a)	86,368
2,759	Envista Holdings Corp. (a)	64,754
2,663	Option Care Health, Inc. (a)(b)	90,542
657	Penumbra, Inc. (a)	235,318
1,392	Planet Fitness, Inc. Class A (a)	126,728
3,479	Sotera Health Co. (a)	63,039

		666,749

Heavy and Civil Engineering Construction - 0.6%
3,199	Core & Main, Inc. Class A (a)	170,698
2,131	KBR, Inc.	91,228
515	Sterling Infrastructure, Inc. (a)(b)	184,324

		446,250

Hospitals - 0.6%
1,688	Encompass Health Corp.	159,566
1,474	Tenet Healthcare Corp. (a)	278,999

		438,565

Insurance Carriers and Related Activities - 3.4%
1,161	American Financial Group, Inc.	151,243
959	Brighthouse Financial, Inc. (a)	61,434
1,600	CNO Financial Group, Inc.	67,280
4,485	Corebridge Financial, Inc.	138,273
4,807	Equitable Holdings, Inc.	223,045
1,622	Essent Group Ltd. ADR	102,056
1,710	First American Financial Corp.	108,038
597	Hanover Insurance Group, Inc.	103,962
982	Kemper Corp.	38,701
371	Kinsale Capital Group, Inc. (b)	146,871
3,754	MGIC Investment Corp.	101,058
3,819	Old Republic International Corp.	149,590
535	Primerica, Inc.	140,726
1,102	Reinsurance Group of America, Inc.	223,430
774	RenaissanceRe Holdings Ltd. ADR (b)	218,036
1,541	RLI Corp.	90,041
1,901	Ryan Specialty Holdings, Inc. (b)	91,780
1,013	Selective Insurance Group, Inc.	85,173
2,583	Unum Group	196,230
1,597	Voya Financial, Inc.	122,426

		2,559,393

Leather and Allied Product Manufacturing - 0.1%
871	Crocs, Inc. (a)(b)	73,094

Machinery Manufacturing - 3.8%
1,135	AAON, Inc. (b)	103,353
1,039	AGCO Corp. (b)	117,833
659	Belden, Inc.	77,439
1,091	Brunswick Corp.	87,520
821	Crane Company (b)	149,947
829	Crane NXT Co.	41,881
1,943	Donaldson Co., Inc.	198,069
619	EnerSys	111,538
957	Esab Corp.	115,893
2,133	Flowserve Corp.	166,694
2,782	Graco, Inc.	242,952
1,426	ITT, Inc.	259,960
923	Lincoln Electric Holdings, Inc.	244,918
777	Middleby Corp. (a)	114,351
6,120	NOV, Inc. (b)	112,302
1,061	Oshkosh Corp.	152,593
6,787	TechnipFMC PLC ADR (United Kingdom)	378,172
1,101	Terex Corp.	62,757
1,642	Toro Co. (a)	150,243

		2,888,415

Management of Companies and Enterprises - 0.7%
14,847	CNH Industrial NV ADR (United Kingdom)	159,754
1,073	Cullen/Frost Bankers, Inc.	147,881
2,158	Glacier Bancorp, Inc. (b)	109,367
3,067	Home Bancshares, Inc.	88,636

		505,638

Merchant Wholesalers, Durable Goods - 2.3%
633	Applied Industrial Technologies, Inc.	164,839
864	Arrow Electronics, Inc. (a)	114,471
1,364	Avnet, Inc.	85,100
2,543	Entegris, Inc. (b)	300,252
2,016	Fortune Brands Innovations, Inc.	109,066
1,336	Hexcel Corp. (b)	110,634
2,769	Jefferies Financial Group, Inc.	169,407
768	MSC Industrial Direct Co., Inc.	64,773
1,271	TD SYNNEX Corp.	201,670
586	Watsco, Inc. (b)	226,460
816	WESCO International, Inc.	236,175

		1,782,847

Merchant Wholesalers, Nondurable Goods - 0.2%
2,623	HF Sinclair Corp.	136,370

Miscellaneous Manufacturing - 0.7%
3,348	Dentsply Sirona, Inc.	41,750
1,869	Globus Medical, Inc. Class A (a)	169,481
785	Haemonetics Corp. (a)	52,328
5,214	Mattel, Inc. (a)	108,920
617	MSA Safety, Inc. (b)	109,301
1,305	YETI Holdings, Inc. (a)(b)	59,652

		541,432

Motor Vehicle and Parts Dealers - 0.3%
459	AutoNation, Inc. (a)	94,086
286	Murphy USA, Inc.	120,838
309	Penske Automotive Group, Inc. (b)	48,448

		263,372

Nonmetallic Mineral Product Manufacturing - 0.4%
538	Eagle Materials, Inc.	109,650
1,379	Owens Corning	165,259

		274,909

Nursing and Residential Care Facilities - 0.2%
965	The Ensign Group, Inc.	165,652

Oil and Gas Extraction - 1.3%
4,917	Antero Resources Corp. (a)	178,831
954	Chord Energy Corp.	95,629
2,262	CNX Resources Corp. (a)(b)	87,766
1,960	Matador Resources Co.	88,670
2,251	Murphy Oil Corp. (b)	67,733
1,007	ONE Gas, Inc.	80,117
3,975	Range Resources Corp.	150,454
2,826	Viper Energy, Inc. (b)	119,653
1,203	Weatherford International PLC ADR (Ireland)	113,178

		982,031

Paper Manufacturing - 0.2%
4,951	Graphic Packaging Holding Company	72,532
1,655	Sonoco Products Co. (b)	79,440

		151,972

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,111	Churchill Downs, Inc.	109,278

Personal and Laundry Services - 0.3%
2,352	Service Corporation International	189,171

Petroleum and Coal Products Manufacturing - 0.4%
699	Carlisle Cos., Inc. (b)	238,282
1,380	PBF Energy, Inc. Class A	46,175

		284,457

Pipeline Transportation - 0.4%

1,706	DT Midstream, Inc.	214,990
1,645	TXNM Energy, Inc. (b)	96,924

		311,914

Plastics and Rubber Products Manufacturing - 0.5%
1,200	Advanced Drainage Systems, Inc.	182,448
1,101	AptarGroup, Inc.	137,570
4,801	Goodyear Tire & Rubber Co. (a)(b)	45,177

		365,195

Primary Metal Manufacturing - 1.7%
4,345	Alcoa Corp.	246,839
2,279	Allegheny Technologies, Inc. (a)	274,164
836	Carpenter Technology Corp.	265,706
1,862	Commercial Metals Co. (b)	143,132
877	Reliance, Inc.	288,971
551	Silicon Laboratories, Inc. (a)	78,490

		1,297,302

Printing and Related Support Activities - 0.2%
11,650	Permian Resources Corp.	187,915

Professional, Scientific, and Technical Services - 4.2%
2,222	AECOM	214,267
6,210	API Group Corp. (a)	258,150
2,035	Booz Allen Hamilton Holding Corp.	179,935
370	CACI International, Inc. Class A (a)	229,615
2,367	Ciena Corp. (a)	596,034
2,051	Cytokinetics, Inc. (a)	129,603
4,498	Exelixis, Inc. (a)	186,037
837	Exponent, Inc.	60,155
2,704	Fluor Corp. (a)	124,898
508	FTI Consulting, Inc. (a)	88,732
2,690	Genpact Ltd. ADR	118,629
2,121	H&R Block, Inc.	83,673
945	Maximus, Inc.	89,246
4,543	Nutanix, Inc. (a)	178,676
893	Parsons Corp. (a)(b)	62,564
739	Paylocity Holding Corp. (a)	99,750
1,538	Pegasystems, Inc. (b)	67,195
772	Science Applications International Corp.	78,559
696	Simpson Manufacturing Co., Inc. (b)	123,039
4,386	Tetra Tech, Inc.	165,177
1,263	UL Solutions, Inc.	88,700

		3,222,634

Publishing Industries - 3.1%
387	Appfolio, Inc. Class A (a)	73,484
2,499	Bentley Systems, Inc. (b)	87,765
1,496	Bill.com Holdings, Inc. (a)	64,582
615	Blackbaud, Inc. (a)	33,026
740	CommVault Systems, Inc. (a)	63,418
3,374	DocuSign, Inc. (a)	177,270
2,926	Dropbox, Inc. (a)	74,555
5,058	Dynatrace, Inc. (a)	192,659
1,426	Guidewire Software, Inc. (a)	200,724
2,490	NEXTracker, Inc. Class A (a)	291,554
2,826	Okta, Inc. (a)	238,741
602	Qualys, Inc. (a)	79,404
1,134	Shift4 Payments, Inc. (a)(b)	66,951
990	Spire, Inc.	83,645
2,711	The New York Times Co. Class A	198,743
2,544	Twilio, Inc. (a)(b)	306,450
7,077	UiPath, Inc. (a)(b)	89,099
4,600	ZoomInfo Technologies, Inc. (a)(b)	37,030

		2,359,100

Real Estate - 3.9%
2,968	American Healthcare REIT, Inc.	139,229
5,470	American Homes 4 Rent Class A	171,320
5,135	Brixmor Property Group, Inc.	137,567
1,895	Corporate Office Properties Trust	58,385
2,818	Cousins Properties, Inc.	71,126
1,277	EPR Properties	69,264
3,252	Equity Lifestyle Properties, Inc.	205,429
4,748	Gaming & Leisure Properties, Inc.	212,473
4,005	Independence Realty Trust, Inc.	66,884
792	Jones Lang LaSalle, Inc. (a)	283,465
1,826	Kilroy Realty Corp.	62,960
3,632	Kite Realty Group Trust	85,316
1,457	Lamar Advertising Co. Class A	186,948
3,186	National Retail Properties, Inc.	132,761
1,188	National Storage Affiliates Trust (b)	37,790
4,958	Omega Healthcare Investors, Inc.	217,557
3,897	Rexford Industrial Realty, Inc. (b)	157,945
4,183	Sabra Health Care REIT, Inc. (b)	78,348
3,133	STAG Industrial, Inc.	117,519
5,840	Starwood Property Trust, Inc. (b)	104,711
2,707	Vornado Realty Trust	86,299
3,677	WP Carey, Inc.	256,471

		2,939,767

Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.2%
1,445	HealthEquity, Inc. (a)	123,793

Rental and Leasing Services - 0.4%
283	Avis Budget Group, Inc. (a)(b)	32,542
599	GATX Corp. (b)	108,964
677	Ryder System, Inc.	129,497

		271,003

Repair and Maintenance - 0.2%
3,239	StandardAero, Inc. (a)	100,052
2,133	Valvoline, Inc. (a)(b)	69,792

		169,844

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
472	Affiliated Managers Group, Inc.	147,778
4,410	Aramark Corp.	169,741
238	Chemed Corporation	101,659
649	Evercore, Inc. Class A	229,272
1,240	Federated Hermes, Inc. Class B	66,067
4,276	Fidelity National Financial, inc.	232,572
686	Hamilton Lane, Inc. Class A	96,891
915	Houlihan Lokey, Inc.	154,013
2,073	Janus Henderson Group PLC ADR (United Kingdom)	99,774
400	Morningstar, Inc.	80,836
2,707	nVent Electric PLC ADR (Ireland)	303,888
3,406	SLM Corp. (b)	92,473
1,708	Stifel Financial Corp.	210,596

		1,985,560

Specialty Trade Contractors - 0.3%
468	TopBuild Corp. (a)(b)	219,047

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.6%
3,776	Chewy, Inc. Class A (a)	109,919
1,109	Dick’s Sporting Goods, Inc. (b)	224,018
1,029	Ollie’s Bargain Outlet Holdings, Inc. (a)	113,509

		447,446

Support Activities for Mining - 1.6%
9,558	Cleveland-Cliffs, Inc. (a)	131,518
11,242	Hecla Mining Co. (b)	253,170
2,260	MP Materials Corp. (a)(b)	132,820
4,249	Ovintiv, Inc.	184,704
1,359	Royal Gold, Inc.	357,838
1,078	Southwest Gas Holdings, Inc.	89,280
1,086	Valaris Ltd. ADR (a)(b)	62,695

		1,212,025

Support Activities for Transportation - 0.6%
1,921	GXO Logistics, Inc. (a)	108,709
697	The Brink’s Co.	88,547
1,969	XPO, Inc. (a)(b)	291,629

		488,885

Textile Product Mills - 0.4%
3,522	Somnigroup International, Inc.	309,408

Transportation Equipment Manufacturing - 2.0%
534	AeroVironment, Inc. (a)(b)	148,660
1,173	Autoliv, Inc.	142,215
3,589	BorgWarner, Inc.	170,154
3,673	Gentex Corp.	84,516
1,982	Harley-Davidson, Inc.	39,244
2,833	Kratos Defense & Security Solutions, Inc. (a)	291,827
870	Lear Corp. (b)	101,868
896	Polaris Industries, Inc. (b)	57,201
883	Thor Industries, Inc. (b)	98,781
458	Visteon Corp. (b)	41,614
1,006	Woodward, Inc.	319,747

		1,495,827

Truck Transportation - 0.7%
2,724	Knight-Swift Transportation Holdings, Inc. Class A	150,093
407	Lithia Motors, Inc. Class A	131,640
3,083	Maplebear, Inc. (a)	114,564
447	Saia, Inc. (a)(b)	149,687

		545,984

Utilities - 2.1%
5,593	Antero Midstream Corporation	105,260
1,266	Black Hills Corp. (b)	92,393
4,748	Essential Utilities, Inc.	184,175
907	IDACORP, Inc.	120,440
1,516	National Fuel Gas Co.	126,965
1,685	New Jersey Resources Corp.	83,374
1,030	NorthWestern Corp.	69,896
3,380	OGE Energy Corp.	147,638
1,020	Ormat Technologies, Inc. (b)	127,439
1,887	Portland General Electric Co.	94,822
767	Talen Energy Corp. (a)(b)	267,192
3,606	UGI Corp.	144,637

		1,564,231

Warehousing and Storage - 0.3%
3,826	CubeSmart	143,590
576	Landstar System, Inc.	86,031

		229,621

Waste Management and Remediation Services - 0.4%
843	Clean Harbors, Inc. (a)	219,104
2,654	Darling Ingredients, Inc. (a)	121,182

		340,286

Water Transportation - 0.1%
909	Kirby Corp. (a)	106,953

Wood Product Manufacturing - 0.4%
439	Greif, Inc. Class A (b)	31,002
1,063	Louisiana-Pacific Corp.	89,016
1,799	Trex Company, Inc. (a)	74,515
977	UFP Industries, Inc.	100,904

		295,437

	TOTAL COMMON STOCKS (Cost $48,005,154)	$56,057,540

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
10,245,317	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$10,245,317
15,228,662	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	15,228,662

	TOTAL SHORT TERM INVESTMENTS (Cost $25,473,979)	$25,473,979

	TOTAL INVESTMENTS (Cost $73,479,133) - 107.0% (e)	$81,531,519

	Liabilities in Excess of Other Assets - (7.0)%	(5,351,461)

	TOTAL NET ASSETS - 100.0%	$76,180,058

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,893,920.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P MidCap 400® Index	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2026	8,620	$29,246,602	$265,376

Total return of S&P MidCap 400® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	14,610	49,060,991	959,168

Total return of S&P MidCap 400® Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2026	17,940	59,323,095	2,101,764

Total return of S&P MidCap 400® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	9,015	30,202,503	621,166

					$167,833,191	$3,947,474

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.2%

Money Market Funds - 83.2%

11,658,957	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$11,658,957

9,042,500	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	9,042,500

	TOTAL SHORT TERM INVESTMENTS (Cost $20,701,457) (b)	$20,701,457

	TOTAL INVESTMENTS (Cost $20,701,457) - 83.2%	$20,701,457

	Other Assets in Excess of Liabilities - 16.8%	4,180,506

	TOTAL NET ASSETS - 100.0%	$24,881,963

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,155,072.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2700%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2026	215,274	$11,670,464	$(1,144,450)

SOFR + 0.0800%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2026	792,503	46,272,483	(525,477)

SOFR + 0.5300%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/22/2026	255,528	13,802,233	(1,236,517)

					$71,745,180	$(2,906,444)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 8.0%

246,609	iShares MSCI Emerging Markets ETF (a)(b)	$14,574,592

	TOTAL INVESTMENT COMPANIES (Cost $14,501,513)	$14,574,592

SHORT TERM INVESTMENTS - 98.8%
Money Market Funds - 98.8%

103,639,998	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$103,639,998

18,110,010	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	18,110,010

57,187,324	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	57,187,324

	TOTAL SHORT TERM INVESTMENTS (Cost $178,937,332)	$178,937,332

	TOTAL INVESTMENTS (Cost $193,438,845) - 106.8% (e)	$193,511,924

	Liabilities in Excess of Other Assets - (6.8)%	(12,366,520)

	TOTAL NET ASSETS - 100.0%	$181,145,404

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,539,372.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.4900%	J.P. Morgan	12/16/2026	1,345,106	$73,577,066	$6,279,931

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.5800%	UBS Securities LLC	12/17/2026	3,067,112	181,506,075	(400,291)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	3,036,603	163,345,345	15,297,735

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8000%	Barclays	12/22/2026	1,500,000	81,015,000	7,232,352

					$499,443,486	$28,409,727

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 46.4%

147,189	iShares MSCI Mexico ETF (a)(b)	$11,056,838

	TOTAL INVESTMENT COMPANIES (Cost $9,932,153)	$11,056,838

SHORT TERM INVESTMENTS - 81.7%
Money Market Funds - 81.7%

10,285,356	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$10,285,356

957,412	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	957,412

610,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	610,000

7,624,547	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	7,624,547

	TOTAL SHORT TERM INVESTMENTS (Cost $19,477,315)	$19,477,315

	TOTAL INVESTMENTS (Cost $29,409,468) - 128.1% (e)	$30,534,153

	Liabilities in Excess of Other Assets - (28.1)%	(6,698,625)

	TOTAL NET ASSETS - 100.0%	$23,835,528

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,469,578.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	189,307	$13,506,603	$813,201

Total return of iShares MSCI Mexico ETF	SOFR + (0.7000)%	J.P. Morgan	12/16/2026	200,000	14,096,000	1,138,643

Total return of iShares MSCI Mexico ETF	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	228,655	15,422,780	1,670,404

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	133,466	10,391,662	(374,258)

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Barclays	12/22/2026	53,338	3,730,993	257,420

					$57,148,038	$3,505,410

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 52.2%

1,979,058	iShares MSCI South Korea ETF (a)	$242,256,489

	TOTAL INVESTMENT COMPANIES (Cost $197,349,727)	$242,256,489

SHORT TERM INVESTMENTS - 53.2%
Money Market Funds - 53.2%

36,791,017	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$36,791,017

59,060,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (b)	59,060,000

150,854,397	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	150,854,397

	TOTAL SHORT TERM INVESTMENTS (Cost $246,705,414)	$246,705,414

	TOTAL INVESTMENTS (Cost $444,055,141) - 105.4% (c)	$488,961,903

	Liabilities in Excess of Other Assets - (5.4)%	(24,927,057)

	TOTAL NET ASSETS - 100.0%	$464,034,846

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $297,556,653.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	3,575,534	$448,944,049	$(11,444,191)

Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	J.P. Morgan	12/16/2026	1,493,221	138,945,330	45,520,498

Total return of iShares MSCI South Korea ETF	SOFR + 0.8500%	Citibank N.A.	12/22/2026	1,895,936	180,754,854	50,521,479

Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Barclays	12/22/2026	2,428,904	258,046,950	38,533,106

					$1,026,691,183	$123,130,892

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 75.6%

Administrative and Support Services - 1.6%
6,700	Royalty Pharma PLC ADR (United Kingdom)	$279,256

Ambulatory Health Care Services - 3.4%
1,717	Axsome Therapeutics, Inc. (a)	316,357
22,089	Viatris, Inc.	289,145

		605,502

Chemical Manufacturing - 54.2%
20,985	Amneal Pharmaceuticals, Inc. (a)	287,075
8,420	Amphastar Pharmaceuticals, Inc. (a)	223,046
19,369	Amylxy Pharmaceuticals, Inc. (a)(b)	276,783
3,126	ANI Pharmaceuticals, Inc. (a)	255,863
27,867	Aquestive Therapeutics, Inc. (a)(b)	82,208
11,928	Avadel Pharmaceuticals PLC ADR (Ireland) (a)	257,048
5,005	Bristol-Myers Squibb Co.	275,525
5,244	Collegium Pharmaceutical, Inc. (a)	240,805
3,003	Corcept Therapeutics, Inc. (a)	119,730
19,469	CorMedix, Inc. (a)(b)	151,079
5,332	Crinetics Pharmaceuticals, Inc. (a)	266,280
10,795	Edgewise Therapeutics, Inc. (a)	303,879
12,030	Elanco Animal Health, Inc. (a)	289,682
257	Eli Lilly & Co.	266,548
9,664	Enliven Therapeutics, Inc. (a)(b)	255,613
66,906	Esperion Therapeutics, Inc. (a)	226,811
19,927	Evolus, Inc. (a)	93,458
6,525	Harmony Biosciences Holdings, Inc. (a)	238,293
7,230	Indivior Pharmaceuticals, Inc. (a)	255,797
12,428	Innoviva, Inc. (a)	248,560
1,554	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	255,617
8,293	LENZ Therapeutics, Inc. (a)(b)	131,195
1,392	Ligand Pharmaceuticals, Inc. (a)	267,403
2,624	Merck & Co., Inc.	289,349
4,438	Nektar Therapeutics (a)	165,671
16,629	Ocular Therapeutix, Inc. (a)	151,989
35,686	Organon & Co.	304,758
10,177	Pacira BioSciences, Inc. (a)	209,036
18,954	Perrigo Co. PLC ADR (Ireland)	269,336
9,939	Pfizer, Inc.	262,787
15,183	Phathom Pharmaceuticals, Inc. (a)	207,552
5,959	Phibro Animal Health Corp.	239,254
4,175	Prestige Consumer Healthcare, Inc. (a)	269,162
8,550	Rapport Therapeutics, Inc. (a)	227,515
5,552	Supernus Pharmaceuticals, Inc. (a)	267,384
3,152	Tarsus Pharmaceuticals, Inc. (a)	203,430
5,744	Terns Pharmaceuticals, Inc. (a)	198,742
6,254	Theravance Biopharma, Inc. ADR (a)(b)	118,451
14,947	Ventyx Biosciences, Inc. (a)	208,511
12,665	Wave Life Sciences Ltd. ADR (Singapore) (a)	163,885
36,921	Xeris Biopharma Holdings, Inc. (a)	271,739
17,447	Zevra Therapeutics, Inc. (a)(b)	157,023
2,171	Zoetis, Inc.	270,984

		9,724,856

Miscellaneous Manufacturing - 2.7%
15,325	EyePoint, Inc. (a)	207,194
1,240	Johnson & Johnson	281,790

		488,984

Professional, Scientific, and Technical Services - 10.8%
4,513	Alumis, Inc. (a)	110,614
19,344	Arvinas, Inc. (a)	258,823
5,104	Harrow, Inc. (a)	208,958
7,842	Liquidia Corp. (a)(b)	332,422
5,747	Maze Therapeutics, Inc. (a)(b)	250,454
8,892	MBX Biosciences, Inc. (a)(b)	327,670
13,401	Omeros Corp. (a)(b)	156,658
4,623	Septerna, Inc. (a)(b)	107,901
18,082	Trevi Therapeutics, Inc. (a)	189,318

		1,942,818

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.0%
32,683	Nuvation Bio, Inc. (a)	171,259
Support Activities for Mining - 1.9%
20,697	DefiniumTherapeutics, Inc. ADR (Canada) (a)	349,366

	TOTAL COMMON STOCKS (Cost $12,636,826)	$13,562,041

SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%

799,135	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$799,135

870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	870,000

4,234,149	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	4,234,149

	TOTAL SHORT TERM INVESTMENTS (Cost $5,903,284)	$5,903,284

	TOTAL INVESTMENTS (Cost $18,540,110) - 108.5% (e)	$19,465,325

	Liabilities in Excess of Other Assets - (8.5)%	(1,532,066)

	TOTAL NET ASSETS - 100.0%	$17,933,259

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,824,245.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	1,177	$7,453,291	$(35,010)

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	3,734	23,991,487	(391,557)

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	Barclays	12/22/2026	1,444	9,428,714	(325,689)

					$40,873,492	$(752,256)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.7%

Money Market Funds - 104.7%

19,924,710	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$19,924,710

20,799,972	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	20,799,972

	TOTAL SHORT TERM INVESTMENTS (Cost $40,724,682) (b)	$40,724,682

	TOTAL INVESTMENTS (Cost $40,724,682) - 104.7%	$40,724,682

	Liabilities in Excess of Other Assets - (4.7)%	(1,820,676)

	TOTAL NET ASSETS - 100.0%	$38,904,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,063,211.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.9000%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2026	108,124	$21,895,216	$(81,373)

SOFR + 0.5500%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/15/2026	341,508	68,284,525	(1,239,146)

SOFR + (0.1000)%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2026	123,190	24,481,549	(589,230)

					$114,661,290	$(1,909,749)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 73.3%
Accommodation - 0.9%
26,947	Host Hotels & Resorts, Inc.	$499,328

Administrative and Support Services - 2.1%
12,455	Iron Mountain, Inc.	1,147,479

Professional, Scientific, and Technical Services - 2.3%
8,944	Extra Space Storage, Inc.	1,234,004

Real Estate - 59.8%
6,553	Alexandria Real Estate Equities, Inc.	358,056
14,151	American Tower Corp.	2,536,991
5,959	AvalonBay Communities, Inc.	1,058,735
6,210	BXP, Inc.	401,601
4,483	Camden Property Trust	488,871
11,019	CBRE Group, Inc. Class A (a)	1,876,866
18,350	Crown Castle, Inc.	1,592,963
10,820	Digital Realty Trust, Inc.	1,795,579
14,587	Equity Residential	909,062
2,713	Essex Property Trust, Inc.	683,323
3,308	Federal Realty Investment Trust	334,637
29,282	Healthpeak Properties, Inc.	504,822
23,762	Invitation Homes, Inc.	635,158
28,533	Kimco Realty Corp.	601,476
4,933	Mid-America Apartment Communities, Inc.	662,502
28,076	Prologis, Inc.	3,665,603
6,449	Public Storage	1,781,149
30,457	Realty Income Corp.	1,862,750
6,934	Regency Centers Corp.	505,281
9,868	Simon Property Group, Inc.	1,887,847
12,671	UDR, Inc.	470,728
19,792	Ventas, Inc.	1,537,245
45,033	VICI Properties, Inc.	1,264,527
20,745	Welltower, Inc.	3,907,528
30,372	Weyerhaeuser Co.	782,990

		32,106,290

Telecommunications - 6.1%
2,968	Equinix, Inc.	2,436,520
4,490	SBA Communications Corp.	826,654

		3,263,174

Web Search Portals, Libraries, Archives, and Other Information Services - 2.1%
17,856	CoStar Group, Inc. (a)	1,098,144

	TOTAL COMMON STOCKS (Cost $40,510,832)	$39,348,419

SHORT TERM INVESTMENTS - 26.4%
Money Market Funds - 26.4%

10,417,059	Dreyfus Government Cash Management Institutional Shares, 3.58% (b)	$10,417,059

3,749,345	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (b)	3,749,345

	TOTAL SHORT TERM INVESTMENTS (Cost $14,166,404)	$14,166,404

	TOTAL INVESTMENTS (Cost $54,677,236) - 99.7% (c)	$53,514,823

	Other Assets in Excess of Liabilities - 0.3%	148,947

	TOTAL NET ASSETS - 100.0%	$53,663,770

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,235,638.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Real Estate Select Sector Index	SOFR + 1.1000%	Bank of America Merrill Lynch	12/11/2026	167,202	$33,433,795	$613,432

Total return of Real Estate Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/15/2026	273,188	54,623,941	976,938

Total return of Real Estate Select Sector Index	SOFR + 0.2100%	UBS Securities LLC	12/17/2026	156,627	31,126,484	737,118

					$119,184,220	$2,327,488

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 68.9%
Credit Intermediation and Related Activities - 61.6%
9,794	1st Source Corp.	$659,430
20,688	Amalgamated Financial Corp.	803,522
34,726	Amerant Bancorp, Inc.	753,554
57,881	Ameris Bancorp	4,666,366
215,953	Associated Banc-Corp.	5,886,879
136,744	Atlantic Union Bankshares Corp.	5,311,137
43,851	Axos Financial, Inc. (a)	4,340,811
18,689	BancFirst Corp.	2,054,856
10,329	Bank First Corp.	1,441,309
47,005	Bank of Hawaii Corp.	3,515,034
156,423	Bank OZK	7,439,478
122,264	BankUnited, Inc.	5,803,872
27,589	Banner Corp.	1,706,104
133,435	Beacon Financial Corp.	3,782,882
33,295	BOK Financial Corp. (b)	4,326,352
5,423	Burke & Herbert Financial Services Corp.	355,098
7,862	Camden National Corp.	373,995
85,683	Capitol Federal Financial, Inc.	623,772
50,259	Cathay General Bancorp	2,572,256
129,716	Citizens Financial Group, Inc.	8,169,514
11,596	City Holding Co.	1,427,352
14,565	Coastal Financial Corp. (a)	1,395,036
261,129	Columbia Banking System, Inc.	7,687,638
142,219	Commerce Bancshares, Inc.	7,486,408
29,084	Community Bank System, Inc.	1,817,750
7,366	Community Trust Bancorp, Inc.	454,482
36,498	ConnectOne Bancorp, Inc. (b)	971,577
36,499	Customers Bancorp, Inc. (a)	2,884,151
100,942	CVB Financial Corp.	1,989,567
27,857	Dime Community Bancshares, Inc.	947,695
55,541	Eagle Bancorp, Inc. (b)	1,486,277
66,053	East West Bancorp, Inc.	7,559,105
311,469	Eastern Bankshares, Inc.	6,380,442
21,488	Enterprise Financial Services Corp.	1,232,337
431,602	F.N.B. Corp.	7,574,615
43,631	FB Financial Corp. (b)	2,510,091
13,807	Financial Institutions, Inc.	454,803
27,746	First Bancorp (b)	1,607,326
155,829	First BanCorp ADR	3,446,937
55,833	First Busey Corp.	1,376,283
86,085	First Commonwealth Financial Corp.	1,552,113
63,196	First Financial Bancorp	1,816,253
80,018	First Financial Bankshares, Inc.	2,546,173
7,216	First Financial Corp.	470,195
144,891	First Hawaiian, Inc.	3,846,856
317,689	First Horizon National Corp.	7,780,204
36,265	First Merchants Corp.	1,441,896
581,981	Flagstar Bank NA	7,693,789
29,424	Flushing Finanicial Corp.	464,605
191,264	Fulton Financial Corp.	3,949,602
5,489	Great Southern Bancorp, Inc.	336,915
115,402	Hancock Whitney Corp.	7,939,658
17,682	Hanmi Financial Corp. Class A	469,811
42,413	Heritage Commerce Corp. (b)	539,918
23,894	Heritage Financial Corp.	616,704
49,367	Hilltop Holdings, Inc.	1,848,794
95,145	Hope Bancorp, Inc.	1,139,837
40,405	Horizon Bancorp, Inc.	711,936
431,841	Huntington Bancshares, Inc.	7,548,581
39,132	Independent Bank Corp. (Massachusetts)	3,161,083
13,581	Independent Bank Corp. (Michigan)	477,372
28,110	International Bancshares Corp.	1,957,580
43,481	Kearny Financial Corp.	338,717
17,152	Lakeland Financial Corp.	1,022,259
36,691	Live Oak Bancshares, Inc.	1,466,172
37,060	M&T Bank Corp.	8,211,384
7,908	Mercantile Bank Corp.	411,058
25,106	Meta Financial Group, Inc.	2,266,821
13,032	Mid Penn Bancorp, Inc.	429,926
16,557	Midland States Bancorp, Inc.	378,327
15,002	MidWestOne Financial Group, Inc.	694,893
25,481	NBT Bancorp, Inc.	1,132,121
12,978	Nicolet Bankshares, Inc.	1,894,528
10,136	Northeast Bank (b)	1,167,971
25,852	Northfield Bancorp, Inc.	318,497
45,523	OceanFirst Financial Corp.	853,556
31,824	OFG Bancorp ADR	1,282,507
326,016	Old National Bancorp	7,964,571
39,406	Old Second Bancorp, Inc. (b)	781,815
19,645	Origin Bancorp, Inc.	841,395
15,140	Orrstown Financial Services, Inc.	545,343
7,458	Park National Corp.	1,215,207
15,877	Peapack-Gladstone Financial Corp.	503,618
20,558	Peoples Bancorp, Inc.	668,546
75,878	Pinnacle Financial Partners, Inc. (a)	7,215,239
63,177	Popular, Inc. ADR	8,436,025
9,325	Preferred Bank	799,805
103,933	Prosperity Bancshares, Inc.	7,172,416
87,458	Provident Financial Services, Inc.	1,936,320
276,963	Regions Financial Corp.	7,893,446
71,065	Renasant Corp.	2,679,861
21,821	S&T Bancorp, Inc.	930,447
78,063	Seacoast Banking Corp. of Florida	2,610,427
17,277	Shore Bancshares, Inc.	327,745
141,049	Simmons First National Corp.	2,867,526
6,597	Southern Missouri Bancorp, Inc.	412,774
16,911	Southside Bancshares, Inc.	544,365
79,652	SouthState Bank Corp.	8,150,789
28,580	Stellar Bancorp, Inc.	1,061,461
55,179	Texas Capital Bancshares, Inc. (a)	5,582,459

63,785	TFS Financial Corp. (b)	897,774
79,267	The Bancorp, Inc. (a)	4,711,630
4,148	The Hingham Institution for Savings (b)	1,237,971
8,363	Third Coast Bancshares, Inc. (a)	339,203
5,695	Tompkins Financial Corp.	456,283
39,877	Towne Bank	1,395,695
12,315	TriCo Bancshares	613,533
27,768	Triumph Financial, Inc. (a)	1,751,883
153,014	Truist Financial Corp.	7,867,980
13,268	TrustCo Bank Corp. NY (b)	575,831
36,746	Trustmark Corp.	1,562,440
63,996	UMB Financial Corp.	8,136,451
91,979	United Bankshares, Inc.	3,893,471
89,239	United Community Banks, Inc.	3,072,499
12,341	Univest Financial Corp.	408,981
641,019	Valley National Bancorp	7,987,097
64,779	WaFd, Inc.	2,113,091
16,876	Washington Trust Bancorp, Inc.	580,028
118,508	Webster Financial Corp.	7,794,271
71,199	WesBanco, Inc.	2,512,613
19,717	Westamerica Bancorp	997,286
87,341	Western Alliance Bancorp	7,786,450
53,776	Wintrust Financial Corp.	7,931,422
43,900	WSFS Financial Corp.	2,841,647
128,878	Zions Bancorp	7,721,081

		361,782,916

Management of Companies and Enterprises - 7.1%
284,490	Banc of California, Inc.	5,684,110
26,024	Byline Bancorp, Inc.	830,946
18,969	Central Pacific Financial Corp.	617,820
16,483	Columbia Financial, Inc. (a)	268,178
58,356	Cullen/Frost Bankers, Inc.	8,042,624
10,206	Equity Bancshares, Inc.	470,701
8,276	Esquire Financial Holdings, Inc.	882,470
100,983	First Foundation, Inc. (a)	634,173
109,435	First Interstate BancSystem, Inc.	3,881,660
16,720	Firstsun Capital Bancorp (a)(b)	660,106
124,021	Glacier Bancorp, Inc. (b)	6,285,384
144,141	Home Bancshares, Inc.	4,165,675
12,755	Metropolitan Bank Holding Corp.	1,181,113
42,608	National Bank Holdings Corp.	1,711,990
22,150	NB Bancorp, Inc.	481,098
15,457	Northrim BanCorp, Inc.	364,167
109,619	Northwest Bancshares, Inc.	1,411,893
33,813	ServisFirst Bancshares, Inc.	2,767,594
15,825	Stock Yards Bancorp, Inc.	1,071,194

		41,412,896

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
12,195	QCR Holdings, Inc.	1,100,721

	TOTAL COMMON STOCKS (Cost $377,582,781)	$404,296,533

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 30.7%

94,330,668	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$94,330,668

33,927,781	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	33,927,781

17,989,978	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	17,989,978

33,694,361	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	33,694,361

	TOTAL SHORT TERM INVESTMENTS (Cost $179,942,788)	$179,942,788

	TOTAL INVESTMENTS (Cost $557,525,569) - 99.6% (e)	$584,239,321

	Other Assets in Excess of Liabilities - 0.4%	2,636,338

	TOTAL NET ASSETS - 100.0%	$586,875,659

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $408,814,891.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	50,000	$101,528,500	$6,366,854

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8800%	Bank of America Merrill Lynch	12/11/2026	69,346	147,540,917	2,510,492

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.5500%	Societe Generale	12/14/2026	65,000	136,604,001	3,729,184

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	J.P. Morgan	12/16/2026	75,000	157,730,077	4,030,224

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	136,703	288,026,386	6,936,154

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	120,000	252,772,800	6,178,035

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Barclays	12/22/2026	110,000	232,665,400	4,704,271

					$1,316,868,081	$34,455,214

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 67.6%
Administrative and Support Services - 0.9%
11,151	Revolve Group, Inc. (a)	$308,325

Building Material and Garden Equipment and Supplies Dealers - 1.0%
6,079	Tractor Supply Co.	309,300

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 13.8%
3,002	Abercrombie & Fitch Co. Class A (a)	293,085
5,845	Academy Sports & Outdoors, Inc. (b)	321,533
13,306	American Eagle Outfitters, Inc.	310,163
16,459	Bath & Body Works, Inc.	358,806
1,617	Boot Barn Holdings, Inc. (a)(b)	288,602
15,122	Caleres, Inc.	184,791
12,044	Gap, Inc.	336,991
1,767	Ross Stores, Inc.	333,345
3,471	Signet Jewelers Ltd. ADR (b)	320,269
47,467	Stitch Fix, Inc. (a)	227,842
5,684	The Buckle, Inc.	268,853
21,941	The RealReal, Inc. (a)(b)	321,874
2,064	TJX Companies, Inc.	309,208
4,068	Urban Outfitters, Inc. (a)(b)	288,218
6,180	Victoria’s Secret & Co. (a)	336,872

		4,500,452

Food and Beverage Retailers - 5.3%
18,842	Albertsons Companies, Inc. Class A (b)	313,719
29,037	Grocery Outlet Holding Corp. (a)(b)	276,723
3,042	Ingles Markets, Inc.	227,724
5,248	Kroger Co.	329,837
3,993	Sprouts Farmers Market, Inc. (a)	283,144
4,267	Weis Markets, Inc. (b)	303,597

		1,734,744

Food Services and Drinking Places - 1.1%
602	Casey’s General Stores, Inc.	365,113

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.9%
4,337	Best Buy Co., Inc.	282,339
14,531	GameStop Corp. Class A (a)(b)	347,000

		629,339

General Merchandise Retailers - 16.0%
1,388	Amazon.com, Inc. (a)	332,148
3,588	BJ’s Wholesale Club Holdings, Inc. (a)	331,675
1,188	Burlington Stores, Inc. (a)	351,482
368	Costco Wholesale Corp.	346,012
439	Dillard’s, Inc. Class A (b)	266,719
2,554	Dollar General Corp.	366,320
2,587	Dollar Tree, Inc. (a)	304,205
3,891	eBay, Inc.	354,937
5,874	Etsy, Inc. (a)	311,087
1,814	Five Below, Inc. (a)	347,635
13,602	Kohl’s Corp.	237,627
13,819	Macy’s, Inc.	276,656
2,552	PriceSmart, Inc.	362,920
3,397	Target Corp.	358,282
2,840	Walmart, Inc.	338,358
754	Winmark Corp.	339,820

		5,225,883

Health and Personal Care Retailers - 2.9%
20,369	Sally Beauty Holdings, Inc. (a)(b)	310,016
535	Ulta Beauty, Inc. (a)	346,337
10,870	Warby Parker, Inc. (a)	277,294

		933,647

Miscellaneous Manufacturing - 0.9%
10,911	National Vision Holdings, Inc. (a)(b)	287,505

Motor Vehicle and Parts Dealers - 11.8%
6,554	Advance Auto Parts, Inc. (b)	314,657
1,314	Asbury Automotive Group, Inc. (a)(b)	308,146
1,449	AutoNation, Inc. (a)	297,016
95	AutoZone, Inc. (a)	351,908
7,802	CarMax, Inc. (a)	347,501
687	Carvana Co. (a)	275,563
64,819	EVgo, Inc. (a)	195,105
765	Group 1 Automotive, Inc.	271,009
8,657	MarineMax, Inc. (a)(b)	233,999
832	Murphy USA, Inc.	351,528
3,432	O’Reilly Automotive, Inc. (a)	337,743
1,891	Penske Automotive Group, Inc. (b)	296,490
4,828	Sonic Automotive, Inc.	289,487

		3,870,152

Professional, Scientific, and Technical Services - 0.6%
14,775	Groupon, Inc. (a)(b)	209,066

Rental and Leasing Services - 1.0%
16,901	Upbound Group, Inc.	319,429

Repair and Maintenance - 1.0%
10,375	Valvoline, Inc. (a)(b)	339,470

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.7%
6,081	Build-A-Bear Workshop, Inc. (b)	362,914
30,183	Camping World Holdings, Inc.	398,114
9,087	Chewy, Inc. Class A (a)	264,523
12,336	Coupang, Inc. (a)	248,694
1,465	Dick’s Sporting Goods, Inc. (b)	295,930
13,928	Monro, Inc. (b)	260,732
2,859	Ollie’s Bargain Outlet Holdings, Inc. (a)	315,376
17,978	Savers Value Village, Inc. (a)	186,252
38,132	ThredUp, Inc. (a)	193,710

		2,526,245

Truck Transportation - 1.7%
912	Lithia Motors, Inc. Class A	294,977
7,393	Maplebear, Inc. (a)	274,724

		569,701

	TOTAL COMMON STOCKS (Cost $19,020,134)	$22,128,371

SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 36.3%

3,417,876	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$3,417,876

3,329,870	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	3,329,870

5,116,455	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	5,116,455

	TOTAL SHORT TERM INVESTMENTS (Cost $11,864,201)	$11,864,201

	TOTAL INVESTMENTS (Cost $30,884,335) - 103.9% (e)	$33,992,572

	Liabilities in Excess of Other Assets - (3.9)%	(1,279,592)

	TOTAL NET ASSETS - 100.0%	$32,712,980

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,908,002.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of S&P Retail Select Industry® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	1,943	$17,963,637	$(286,809)

Total return of S&P Retail Select Industry® Index	SOFR + 0.5000%	UBS Securities LLC	12/17/2026	2,174	20,036,736	(259,249)

Total return of S&P Retail Select Industry® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	2,169	20,148,583	(402,580)

Total return of S&P Retail Select Industry® Index	SOFR + 0.7000%	Barclays	12/22/2026	2,038	18,797,493	(251,269)

					$76,946,449	$(1,199,907)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.1%
Money Market Funds - 96.1%

137,589,263	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$137,589,263

16,885,552	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	16,885,552

20,123,324	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	20,123,324

145,297,048	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	145,297,048

	TOTAL SHORT TERM INVESTMENTS (Cost $319,895,187) (b)	$319,895,187

	TOTAL INVESTMENTS (Cost $319,895,187) - 96.1%	$319,895,187

	Other Assets in Excess of Liabilities - 3.9%	12,876,208

	TOTAL NET ASSETS - 100.0%	$332,771,395

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $213,765,250.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2000%	Total return of S&P 500® Index	BNP Paribas	12/4/2026	13,748	$94,271,686	$(692,568)

SOFR + 0.5000%	Total return of S&P 500® Index	Goldman Sachs	12/10/2026	11,510	79,163,633	(408,102)

SOFR + 0.6000%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2026	54,383	374,438,573	(793,005)

SOFR + 0.4900%	Total return of S&P 500® Index	J.P. Morgan	12/16/2026	12,547	85,526,751	(1,175,063)

SOFR + 0.4000%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	8,951	60,163,520	(1,711,280)

SOFR + 0.5000%	Total return of S&P 500® Index	Citibank N.A.	12/22/2026	28,855	198,749,570	(1,088,675)

SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2026	13,882	95,842,907	(61,378)

					$988,156,640	$(5,930,071)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 72.3%
Accommodation - 0.3%
29,604	Airbnb, Inc. Class A (a)	$3,829,870
16,181	Hilton Worldwide Holdings, Inc.	4,830,190
44,517	Host Hotels & Resorts, Inc.	824,900
21,177	Las Vegas Sands Corp.	1,116,663
15,503	Marriott International, Inc. Class C	4,888,096
14,276	MGM Resorts International (a)	478,817
5,878	Wynn Resorts Ltd.	631,591

		16,600,127

Administrative and Support Services - 1.8%
5,986	Allegion PLC ADR (Ireland)	990,025
6,466	Ameriprise Financial, Inc.	3,408,810
28,152	Automatic Data Processing, Inc.	6,948,477
2,247	Booking Holdings, Inc.	11,239,134
8,125	Broadridge Financial Solutions, Inc.	1,601,519
4,869	Corpay, Inc. (a)	1,531,933
8,517	Equifax, Inc.	1,715,324
2,610	FactSet Research System, Inc.	663,880
5,016	Gartner, Inc. (a)	1,051,404
20,573	Iron Mountain, Inc.	1,895,390
10,991	Live Nation Entertainment, Inc. (a)(b)	1,598,641
16,432	Match Group, Inc.	511,857
10,678	Moody’s Corp.	5,505,150
21,632	Paramount Skydance Corp.	242,495
14,577	Qnity Electronics, Inc.	1,402,016
20,430	Rollins, Inc.	1,294,036
17,654	Royal Caribbean Cruises Ltd. ADR (Liberia)	5,731,371
144,629	Uber Technologies, Inc. (a)	11,577,551
117,467	Visa, Inc. Class A	37,804,405
25,798	Waste Management, Inc.	5,733,347

		102,446,765

Air Transportation - 0.1%
45,149	Delta Air Lines, Inc.	2,974,868
35,994	Southwest Airlines Co. (b)	1,710,435
22,535	United Continental Holdings, Inc. (a)	2,305,781

		6,991,084

Ambulatory Health Care Services - 0.1%
2,454	DaVita, Inc. (a)	268,321
5,771	Labcorp Holdings, Inc.	1,566,942
3,576	Molina Healthcare, Inc. (a)	642,214
7,742	Quest Diagnostics, Inc.	1,447,986
80,170	Viatris, Inc.	1,049,425

		4,974,888

Amusement, Gambling, and Recreation Industries - 0.2%
124,266	The Walt Disney Co.	14,017,205

Apparel Manufacturing - 0.1%
23,776	Cintas Corp.	4,550,489
10,145	Deckers Outdoor Corp. (a)	1,210,704
2,697	Ralph Lauren Corp.	953,147

		6,714,340

Beverage and Tobacco Product Manufacturing - 0.9%
116,845	Altria Group, Inc.	7,243,222
9,814	Constellation Brands, Inc. Class A	1,537,854
94,563	Keurig Dr Pepper, Inc.	2,594,809
11,784	Molson Coors Brewing Co. Class B	566,103
49,645	Monster Beverage Corp. (a)	4,009,330
95,175	PepsiCo, Inc.	14,621,735
108,346	Philip Morris International, Inc.	19,441,606

		50,014,659

Broadcasting and Content Providers - 0.3%
6,125	Charter Communications, Inc. (a)(b)	1,262,485
252,976	Comcast Corp. Class A	7,526,036
14,502	FOX Corp. Class A	1,055,456
10,330	FOX Corp. Class B	677,338
4,612	TKO Group Holdings, Inc.	934,299
172,480	Warner Bros Discovery, Inc. (a)	4,750,099

		16,205,713

Building Material and Garden Equipment and Supplies Dealers - 0.7%
39,036	Lowe’s Companies, Inc.	10,424,954
69,283	The Home Depot, Inc.	25,952,719
36,780	Tractor Supply Co.	1,871,367

		38,249,040

Chemical Manufacturing - 4.3%
123,015	AbbVie, Inc.	27,433,575
15,490	Air Products & Chemicals, Inc.	4,221,025
8,190	Albemarle Corp.	1,397,460
37,480	Amgen, Inc.	12,813,662
10,211	Biogen, Inc. (a)	1,836,857
10,848	Bio-Techne Corp. (b)	695,248
141,698	Bristol-Myers Squibb Co.	7,800,475
10,857	CF Industries Holdings, Inc.	1,012,198
16,714	Church & Dwight Co., Inc.	1,608,722
8,487	Clorox Co.	957,249
56,107	Colgate-Palmolive Co.	5,065,901
29,162	DuPont de Nemours, Inc.	1,280,795
17,743	Ecolab, Inc.	5,003,349
55,275	Eli Lilly & Co.	57,328,466
86,358	Gilead Sciences, Inc.	12,258,518
11,477	Incyte Corp. (a)	1,148,503
39,687	IntercontinentalExchange, Inc.	6,896,807
17,826	International Flavors & Fragrances, Inc.	1,244,433
133,349	Kenvue, Inc.	2,320,273
23,099	Kimberly-Clark Corp.	2,309,669
32,504	Linde PLC ADR (Ireland)	14,853,353
17,923	LyondellBasell Industries N.V. Class A ADR (Netherlands)	878,227
172,758	Merck & Co., Inc.	19,050,025
22,091	Mosaic Co.	607,502
395,750	Pfizer, Inc.	10,463,630
15,620	PPG Industries, Inc.	1,806,141
162,648	Procter & Gamble Co.	24,685,087
7,014	Regeneron Pharmaceuticals, Inc.	5,200,530
17,659	Vertex Pharmaceuticals, Inc. (a)	8,297,964
30,675	Zoetis, Inc.	3,828,854

		244,304,498

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%

7,510	Lululemon Athletica, Inc. (a)	1,310,495
22,638	Ross Stores, Inc.	4,270,659
77,466	TJX Companies, Inc.	11,605,181

		17,186,335

Computer and Electronic Product Manufacturing - 22.7%
113,319	Advanced Micro Devices, Inc. (a)	26,826,007
19,734	Agilent Technologies, Inc.	2,641,396
404,959	Alphabet, Inc.	136,876,142
323,662	Alphabet, Inc. Class C	109,569,297
16,023	AMETEK, Inc.	3,588,832
85,202	Amphenol Corp. Class A	12,275,904
34,242	Analog Devices, Inc.	10,645,153
1,028,501	Apple, Inc.	266,875,439
55,451	Applied Materials, Inc.	17,872,966
71,876	Arista Networks, Inc. (a)	10,187,704
328,698	Broadcom, Inc.	108,897,647
274,291	Cisco Systems, Inc.	21,482,471
43,758	Danaher Corp.	9,578,189
20,978	Dell Technologies, Inc.	2,400,722
7,467	First Solar, Inc. (a)	1,683,958
43,995	Fortinet, Inc. (a)	3,575,034
22,106	Fortive Corp.	1,167,418
31,706	GE HealthCare Technologies, Inc.	2,503,823
15,491	Hologic, Inc. (a)	1,160,741
65,060	HP, Inc.	1,264,766
312,094	Intel Corp. (a)	14,503,008
65,062	International Business Machines Corp.	19,954,515
7,435	Jabil Circuit, Inc.	1,763,508
11,963	Keysight Technologies, Inc. (a)	2,587,956
13,020	L3Harris Technologies, Inc.	4,463,907
87,427	Lam Research Corp.	20,410,707
37,618	Microchip Technology, Inc.	2,855,959
78,127	Micron Technology, Inc.	32,413,330
3,338	Monolithic Power Systems, Inc.	3,752,413
11,594	Motorola Solutions, Inc.	4,667,049
13,895	NetApp, Inc.	1,338,783
9,338	Northrop Grumman Corp.	6,464,324
1,691,391	NVIDIA Corp.	323,275,562
17,519	NXP Semiconductors NV ADR (Netherlands)	3,961,747
28,007	ON Semiconductor Corp. (a)	1,677,339
27,124	Otis Worldwide Corp.	2,316,932
47,606	Palto Alto Networks, Inc. (a)	8,424,834
74,546	Qualcomm, Inc.	11,300,428
7,891	Revvity, Inc. (b)	858,541
7,490	Roper Technologies, Inc.	2,780,513
93,327	RTX Corp.	18,752,194
9,690	Sandisk Corp. (a)	5,583,862
15,166	Seagate Technology Holdings PLC ADR (Ireland)	6,183,027
10,348	Skyworks Solutions, Inc. (b)	577,004
34,901	Super Micro Computer, Inc. (a)	1,015,968
3,269	Teledyne Technologies, Inc. (a)	2,027,761
10,900	Teradyne, Inc.	2,627,445
63,243	Texas Instruments, Inc.	13,632,029
26,150	Thermo Fisher Scientific, Inc.	15,130,651
16,561	Trimble, Inc. (a)	1,119,524
17,283	Veralto Corp.	1,710,671
4,144	Waters Corp. (a)	1,536,264
23,797	Western Digital Corp.	5,954,723
3,524	Zebra Technologies Corp. Class A (a)	828,069

		1,297,524,156

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.0% (†)
37,435	Fiserv, Inc. (a)	2,385,733

Construction of Buildings - 0.1%
19,062	D.R. Horton, Inc.	2,837,188
15,016	Lennar Corp. Class A	1,642,000
191	NVR, Inc. (a)	1,458,424
13,566	PulteGroup, Inc.	1,696,971

		7,634,583

Couriers and Messengers - 0.2%
15,110	FedEx Corp.	4,869,197
51,439	United Parcel Service, Inc. Class B	5,463,851

		10,333,048

Credit Intermediation and Related Activities - 3.8%
37,397	American Express Co.	13,170,101
467,623	Bank of America Corp.	24,877,544
48,541	Bank of New York Mellon Corp.	5,821,037
44,251	Capital One Financial Corp.	9,687,871
124,542	Citigroup, Inc.	14,410,755
29,894	Citizens Financial Group, Inc.	1,882,724
15,882	Coinbase Global, Inc. (a)	3,092,861
36,045	Fidelity National Information Services, Inc.	1,991,486
62,612	Fifth Third Bancorp (b)	3,144,375
16,478	Global Payments, Inc.	1,182,132
141,528	Huntington Bancshares, Inc.	2,473,909
189,477	JPMorgan Chase & Co.	57,959,120
64,660	KeyCorp	1,391,483
10,697	M&T Bank Corp.	2,370,134
57,072	MasterCard, Inc. Class A	30,749,823
13,164	Northern Trust Corp.	1,967,096
27,295	PNC Financial Services Group, Inc.	6,094,973
61,032	Regions Financial Corp.	1,739,412
19,442	State Street Corp.	2,544,180
25,071	Synchrony Financial	1,820,907
89,043	Truist Financial Corp.	4,578,591
108,196	U.S. Bancorp	6,070,878
218,494	Wells Fargo & Co.	19,771,522

		218,792,914

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
7,891	A.O. Smith Corp. (b)	579,910
5,495	Axon Enterprise, Inc. (a)	2,657,272
39,105	Emerson Electric Co.	5,746,871
4,089	Generac Holdings, Inc. (a)	687,115
7,814	Rockwell Automation, Inc.	3,294,773

		12,965,941

Fabricated Metal Product Manufacturing - 0.1%
18,653	Ball Corp.	1,060,796
15,929	Nucor Corp.	2,830,902
11,389	Pentair PLC ADR (Ireland)	1,200,059
3,620	Snap-on, Inc.	1,325,318
10,781	Stanley Black & Decker, Inc.	848,034

		7,265,109

Food and Beverage Retailers - 0.0% (†)
42,436	Kroger Co.	2,667,103

Food Manufacturing - 0.7%
33,448	Archer-Daniels-Midland Co.	2,251,385
269,473	Coca-Cola Co.	20,159,275
37,128	General Mills, Inc. (b)	1,717,541
20,290	Hormel Foods Corp.	499,337
9,699	Lamb Weston Holdings, Inc.	445,475
17,627	McCormick & Co, Inc.	1,089,877
89,814	Mondelez International, Inc.	5,251,425
13,677	The Campbell’s Company (b)	382,682
10,312	The Hershey Co.	2,008,262
7,424	The J.M. Smucker Co.	778,481
59,319	The Kraft Heinz Co.	1,408,233
19,702	Tyson Foods, Inc. Class A	1,287,132

		37,279,105

Food Services and Drinking Places - 0.6%
92,034	Chipotle Mexican Grill, Inc. (a)	3,577,362
8,095	Darden Restaurants, Inc.	1,613,738
26,022	DoorDash, Inc. (a)	5,324,622
49,570	McDonald’s Corp.	15,614,550
79,136	Starbucks Corp.	7,276,555
19,326	Yum! Brands, Inc.	3,005,193

		36,412,020

Funds, Trusts, and Other Financial Vehicles - 0.1%
11,380	Garmin Ltd. ADR (Switzerland)	2,294,663
15,190	T. Rowe Price Group, Inc.	1,605,279

		3,899,942

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
13,600	Best Buy Co., Inc.	885,360

Gasoline Stations and Fuel Dealers - 0.4%
131,741	Chevron Corp.	23,304,983

General Merchandise Retailers - 4.2%
677,123	Amazon.com, Inc. (a)	162,035,534
30,848	Costco Wholesale Corp.	29,004,832
15,320	Dollar General Corp.	2,197,348
13,202	Dollar Tree, Inc. (a)	1,552,423
31,463	eBay, Inc.	2,870,055
31,626	Target Corp.	3,335,594
305,220	Walmart, Inc.	36,363,911
8,477	Williams-Sonoma, Inc. (b)	1,734,818

		239,094,515

Health and Personal Care Retailers - 0.2%
88,357	CVS Health Corp.	6,584,364
3,118	Ulta Beauty, Inc. (a)	2,018,468

		8,602,832

Hospitals - 0.1%
11,117	HCA Healthcare, Inc.	5,428,098
3,842	Universal Health Services, Inc. Class B	773,241

		6,201,339

Insurance Carriers and Related Activities - 2.8%
32,834	Aflac, Inc.	3,642,932
18,216	Allstate Corp.	3,624,802
37,555	American International Group, Inc.	2,812,118
25,133	Arch Capital Group Ltd. ADR (a)	2,413,773
17,877	Arthur J. Gallagher & Co.	4,457,988
3,483	Assurant, Inc.	829,407
127,637	Berkshire Hathaway, Inc. Class B (a)	61,333,408
20,438	Brown & Brown, Inc. (b)	1,473,580
32,504	Centene Corp. (a)	1,408,073
25,474	Chubb Limited ADR (Switzerland)	7,885,731
18,596	Cigna Corp.	5,097,350
10,860	Cincinnati Financial Corp.	1,747,265
15,470	Elevance Health, Inc.	5,348,598
1,767	Erie Indemnity Co. Class A (b)	500,079
2,923	Everest Re Group Ltd. ADR	968,331
5,542	Globe Life, Inc.	777,099
8,373	Humana, Inc.	1,634,410
11,795	Loews Corp.	1,245,198
34,101	Marsh & McLennan Companies, Inc.	6,417,467
38,524	MetLife, Inc.	3,038,773
13,914	Principal Financial Group, Inc.	1,317,934
40,816	Progressive Corp.	8,489,728
24,364	Prudential Financial, Inc.	2,707,084
19,394	The Hartford Insurance Group, Inc.	2,619,354
15,526	Travelers Companies, Inc.	4,417,302
63,049	UnitedHealth Group, Inc.	18,090,650
20,896	W.R. Berkley Corp.	1,433,048
6,664	Willis Towers Watson PLC ADR (Ireland)	2,115,620

		157,847,102

Leather and Allied Product Manufacturing - 0.1%
82,784	NIKE, Inc. Class B	5,116,879
14,245	Tapestry, Inc.	1,807,833

		6,924,712

Machinery Manufacturing - 1.6%
68,685	Baker Hughes Co.	3,849,107
55,106	Carrier Global Corp.	3,283,215
32,574	Caterpillar, Inc.	21,412,845
9,606	Cummins, Inc.	5,560,145
17,500	Deere & Co.	9,240,000
73,421	GE Aerospace	22,524,829
5,209	IDEX Corp.	1,034,247
25,026	Ingersoll Rand, Inc.	2,154,488
1,421	Mettler-Toledo International, Inc. (a)	1,951,374
3,719	Nordson Corp.	1,020,977
8,784	Parker Hannifin Corp.	8,220,419
15,435	Trane Technologies PLC ADR (Ireland)	6,491,652
16,946	Xylem, Inc.	2,336,345

		89,079,643

Management of Companies and Enterprises - 0.4%
121,034	Abbott Laboratories	13,229,016
14,960	Aon PLC ADR (United Kingdom)	5,230,614
9,423	Bunge Global SA ADR (Switzerland)	1,073,091
31,687	Norwegian Cruise Line Holdings Ltd. ADR (a)	695,847
36,344	Smurfit WestRock PLC ADR (Ireland)	1,513,001

		21,741,569

Materials - 0.0% (†)
32,134	Amcor PLC ADR (b)	1,421,929

Merchant Wholesalers, Durable Goods - 0.7%
7,697	Builders FirstSource, Inc. (a)	880,537

61,975	Copart, Inc. (a)	2,514,945
79,908	Fastenal Co.	3,464,811
9,682	Genuine Parts Co.	1,345,701
6,966	Henry Schein, Inc. (a)(b)	525,794
3,702	Hubbell, Inc.	1,806,354
2,729	Huntington Ingalls Industries, Inc.	1,147,572
42,537	Johnson Controls International PLC ADR (Ireland)	5,072,963
9,146	KLA-Tencor Corp.	13,059,939
2,224	Lennox International, Inc.	1,101,058
2,286	Pool Corp.	580,850
20,476	TE Connectivity PLC ADR (Ireland)	4,561,643
3,046	W.W. Grainger, Inc.	3,289,497

		39,351,664

Merchant Wholesalers, Nondurable Goods - 0.5%
12,258	Brown Forman Corp. Class B	335,501
16,540	Cardinal Health, Inc.	3,554,115
13,494	Cencora, Inc.	4,847,315
33,296	ConAgra Brands, Inc. (b)	616,309
2,163	Domino’s Pizza, Inc.	887,544
18,376	Illinois Tool Works, Inc.	4,800,914
8,590	McKesson Corp.	7,140,094
33,331	Sysco Corp.	2,794,804
16,047	The Sherwin Williams Co.	5,690,908

		30,667,504

Mining (except Oil and Gas) - 0.4%
99,946	Freeport-McMoRan Copper & Gold, Inc.	6,019,748
4,194	Martin Marietta Materials, Inc.	2,734,278
75,959	Newmont Corp.	8,533,994
9,197	Vulcan Materials Co.	2,764,066

		20,052,086

Miscellaneous Manufacturing - 1.9%
36,977	3M Co.	5,663,397
4,644	Align Technology, Inc. (a)	757,111
35,780	Baxter International, Inc. (b)	718,105
19,950	Becton, Dickinson & Co.	4,059,426
103,186	Boston Scientific Corp. (a)	9,650,987
27,146	DexCom, Inc. (a)	1,982,744
9,546	Dover Corp.	1,923,423
40,391	Edwards Lifesciences Corp. (a)	3,286,212
17,114	Estee Lauder Companies, Inc. Class A	1,972,902
9,279	Hasbro, Inc.	828,707
4,894	Insulet Corp. (a)	1,251,934
24,675	Intuitive Surgical, Inc. (a)	12,441,628
167,698	Johnson & Johnson	38,109,370
89,276	Medtronic PLC ADR (Ireland)	9,191,857
10,161	ResMed, Inc.	2,624,688
10,262	Solventum Corp. (a)	789,866
6,831	Steris PLC ADR (Ireland)	1,793,821
23,957	Stryker Corp.	8,853,549
12,267	Textron, Inc.	1,080,232
13,836	The Cooper Companys, Inc. (a)	1,125,974
13,794	Zimmer Biomet Holdings, Inc. (b)	1,201,044

		109,306,977

Motion Picture and Sound Recording Industries - 0.4%
294,939	Netflix, Inc. (a)	24,624,457

Motor Vehicle and Parts Dealers - 0.2%
1,161	AutoZone, Inc. (a)	4,300,680
9,843	Carvana Co. (a)	3,948,126
58,753	O’Reilly Automotive, Inc. (a)	5,781,883

		14,030,689

National Security and International Affairs - 0.0% (†)
8,898	Leidos Holdings, Inc.	1,675,315

Nonmetallic Mineral Product Manufacturing - 0.1%
54,307	Corning, Inc.	5,607,198

Oil and Gas Extraction - 1.0%
24,687	APA Corp. (b)	651,984
52,993	Coterra Energy, Inc.	1,528,848
43,662	Devon Energy Corp.	1,755,649
12,965	Diamondback Energy, Inc.	2,125,612
37,766	EOG Resources, Inc.	4,234,702
43,439	EQT Corp.	2,507,733
16,577	Expand Energy Corp.	1,863,420
293,535	Exxon Mobil Corp.	41,505,849
50,058	Occidental Petroleum Corp.	2,272,133

		58,445,930

Paper Manufacturing - 0.0% (†)
6,224	Packaging Corp of America	1,385,151

Performing Arts, Spectator Sports, and Related Industries - 0.1%
15,622	Electronic Arts, Inc.	3,185,638

Petroleum and Coal Products Manufacturing - 0.4%
86,013	ConocoPhillips	8,965,135
20,923	Marathon Petroleum Corp.	3,686,423
28,044	Phillips 66	4,025,997
21,231	Valero Energy Corp.	3,851,940

		20,529,495

Pipeline Transportation - 0.2%
14,940	Targa Resources Corp.	3,002,641
85,001	Williams Companies, Inc.	5,717,167

		8,719,808

Plastics and Rubber Products Manufacturing - 0.0% (†)
5,380	Avery Dennison Corp.	998,044
5,007	West Pharmaceutical Services, Inc.	1,157,218

		2,155,262

Primary Metal Manufacturing - 0.1%
27,987	Howmet Aerospace, Inc.	5,823,535
9,555	Steel Dynamics, Inc.	1,715,791

		7,539,326

Professional, Scientific, and Technical Services - 4.0%
43,165	Accenture PLC Class A ADR (Ireland)	11,380,021
18,841	AppLovin Corp. (a)	8,913,866
9,064	CDW Corp.	1,145,599
3,425	Charles River Laboratories International, Inc. (a)	720,894
33,595	Cognizant Technology Solutions Corp. Class A	2,756,806
27,034	Eaton Corporation PLC ADR (Ireland)	9,500,288
3,842	EPAM Systems, Inc. (a)	801,441
14,773	Extra Space Storage, Inc.	2,038,231
4,017	F5 Networks, Inc. (a)	1,107,125
9,408	GoDaddy, Inc. (a)	945,692
5,558	IDEXX Laboratories, Inc. (a)	3,726,417
36,753	International Paper Co.	1,481,881
11,853	IQVIA Holdings, Inc. (a)	2,727,968

5,038	Jack Henry & Associates, Inc.	902,860
8,322	Jacobs Solutions, Inc.	1,125,634
151,591	Meta Platforms, Inc.	108,614,951
24,203	Moderna, Inc. (a)(b)	1,066,626
22,205	Omnicom Group, Inc.	1,710,673
117,073	Oracle Corp.	19,267,874
159,000	Palantir Technologies, Inc. (a)	23,307,810
22,547	Paychex, Inc.	2,325,272
3,402	Paycom Software, Inc.	458,420
8,340	PTC, Inc. (a)	1,302,124
72,209	ServiceNow, Inc. (a)	8,449,175
12,090	Take-Two Interactive Software, Inc. (a)	2,663,427
30,649	The Trade Desk, Inc. (a)	929,584
5,809	VeriSign, Inc.	1,418,732
9,701	Verisk Analytics, Inc. Class A	2,109,579
15,106	Workday, Inc. (a)	2,653,067

		225,552,037

Publishing Industries - 5.1%
29,136	Adobe, Inc. (a)	8,544,132
10,012	Akamai Technologies, Inc. (a)	972,666
14,826	Autodesk, Inc. (a)	3,749,051
38,118	Block, Inc. (a)	2,303,471
18,949	Cadence Design Systems, Inc. (a)	5,615,726
17,469	CrowdStrike Holdings, Inc. (a)	7,710,904
22,653	Datadog, Inc. (a)	2,929,486
11,139	Dayforce, Inc. (a)	771,598
1,646	Fair Isaac Corp. (a)	2,408,378
39,064	Gen Digital, Inc.	937,145
91,841	Hewlett Packard Enterprise Co.	1,976,418
19,405	Intuit, Inc.	9,681,543
517,329	Microsoft Corp.	222,601,495
26,065	News Corp. Class A	704,537
8,591	News Corp. Class B (b)	267,180
66,267	Salesforce, Inc.	14,067,821
12,929	Synopsys, Inc. (a)	6,013,472
2,999	Tyler Technologies, Inc. (a)	1,107,831

		292,362,854

Rail Transportation - 0.3%
129,612	CSX Corp.	4,894,149
41,288	Union Pacific Corp.	9,706,809

		14,600,958

Real Estate - 1.1%
10,828	Alexandria Real Estate Equities, Inc.	591,642
32,584	American Tower Corp.	5,841,659
9,843	AvalonBay Communities, Inc.	1,748,806
10,258	BXP, Inc. (b)	663,385
7,403	Camden Property Trust	807,297
20,406	CBRE Group, Inc. Class A (a)	3,475,754
30,312	Crown Castle, Inc.	2,631,385
22,474	Digital Realty Trust, Inc.	3,729,560
24,099	Equity Residential	1,501,850
4,484	Essex Property Trust, Inc.	1,129,385
5,466	Federal Realty Investment Trust	552,941
48,370	Healthpeak Properties, Inc.	833,899
39,256	Invitation Homes, Inc.	1,049,313
47,139	Kimco Realty Corp.	993,690
8,147	Mid-America Apartment Communities, Inc.	1,094,142
64,652	Prologis, Inc.	8,440,965
10,992	Public Storage	3,035,880
64,031	Realty Income Corp.	3,916,136
11,459	Regency Centers Corp.	835,017
22,723	Simon Property Group, Inc.	4,347,137
20,931	UDR, Inc.	777,587
32,693	Ventas, Inc.	2,539,265
74,395	VICI Properties, Inc.	2,089,012
47,772	Welltower, Inc.	8,998,334
50,175	Weyerhaeuser Co.	1,293,511

		62,917,552

Rental and Leasing Services - 0.1%
4,433	United Rentals, Inc.	3,466,872

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
32,321	Apollo Global Management, Inc.	4,348,467
14,340	Ares Management Corp.	2,146,268
10,044	Blackrock, Inc.	11,238,633
7,287	Cboe Global Markets, Inc.	1,931,492
116,262	Charles Schwab Corp.	12,081,947
25,100	CME Group, Inc.	7,255,406
46,654	CRH PLC ADR (Ireland)	5,710,916
49,472	Dow, Inc.	1,362,954
21,394	Franklin Resources, Inc.	569,508
20,877	Goldman Sachs Group, Inc.	19,528,554
31,000	Interactive Brokers Group, Inc. Class A	2,321,280
30,980	Invesco Ltd. ADR	845,444
47,773	KKR & Co., Inc.	5,458,543
84,074	Morgan Stanley	15,368,727
5,230	MSCI, Inc. Class A	3,186,221
31,399	NASDAQ OMX Group, Inc.	3,042,249
12,274	Raymond James Financial, Inc.	2,035,766
54,735	Robinhood Markets, Inc. (a)	5,445,038
21,578	S&P Global, Inc.	11,388,653
51,402	The Blackstone Group, Inc.	7,320,673

		122,586,739

Specialty Trade Contractors - 0.2%
2,447	Comfort Systems USA, Inc.	2,794,719
3,113	EMCOR Group, Inc.	2,243,632
10,377	Quanta Services, Inc.	4,925,236

		9,963,587

Support Activities for Agriculture and Forestry - 0.1%
47,035	Corteva, Inc.	3,424,148

Support Activities for Mining - 0.1%
58,580	Halliburton Co.	1,963,602
103,983	SLB Ltd. ADR	5,030,697

		6,994,299

Support Activities for Transportation - 0.2%
8,222	C.H. Robinson Worldwide, Inc.	1,602,879
8,142	Expedia, Inc.	2,156,327
9,328	Expeditors International of Washington, Inc.	1,497,517
5,236	J.B. Hunt Transport Services, Inc.	1,061,442
15,619	Norfolk Southern Corp.	4,548,878

		10,867,043

Telecommunications - 0.8%

493,457	AT&T, Inc.	12,933,508
6,834	Equinix, Inc.	5,610,236
65,128	PayPal Holdings, Inc.	3,431,594
7,414	SBA Communications Corp.	1,364,991
33,475	T-Mobile US, Inc.	6,601,605
293,485	Verizon Communications, Inc.	13,065,952

		43,007,886

Transportation Equipment Manufacturing - 2.6%
15,040	Aptiv PLC ADR (a)	1,139,280
54,502	Boeing Co. (a)	12,738,208
272,410	Ford Motor Co.	3,781,051
17,648	General Dynamics Corp.	6,196,036
64,932	General Motors Co.	5,454,288
44,193	Honeywell International, Inc.	10,054,792
14,174	Lockheed Martin Corp.	8,989,434
36,558	Paccar, Inc.	4,493,344
195,586	Tesla, Inc. (a)	84,182,170
3,919	TransDigm Group, Inc.	5,594,529
11,901	Wabtec Corp.	2,738,896

		145,362,028

Truck Transportation - 0.0% (†)
12,808	Old Dominion Freight Line, Inc.	2,218,346

Utilities - 2.0%
49,568	AES Corp.	726,171
17,891	Alliant Energy Corp. (b)	1,179,196
18,827	Ameren Corp.	1,944,453
37,258	American Electric Power Co., Inc.	4,462,577
13,581	American Water Works Co., Inc.	1,753,715
11,174	Atmos Energy Corp.	1,858,683
45,441	CenterPoint Energy, Inc.	1,803,553
21,182	CMS Energy Corp.	1,514,301
25,121	Consolidated Edison, Inc.	2,678,652
21,735	Constellation Energy Corp.	6,100,580
59,437	Dominion Energy, Inc.	3,576,324
14,456	DTE Energy Co.	1,942,597
54,127	Duke Energy Corp.	6,568,311
26,782	Edison International	1,667,983
31,086	Entergy Corp.	2,980,837
16,024	Evergy, Inc.	1,229,522
26,116	Eversource Energy	1,805,399
70,318	Exelon Corp.	3,148,840
36,189	FirstEnergy Corp.	1,713,187
18,885	GE Vernova, Inc.	13,717,497
136,273	Kinder Morgan, Inc.	4,154,964
144,961	NextEra Energy, Inc.	12,742,072
33,217	NiSource, Inc.	1,471,181
13,341	NRG Energy, Inc.	2,036,237
43,799	ONEOK, Inc.	3,468,443
152,982	PG&E Corp.	2,358,982
8,333	Pinnacle West Capital Corp. (b)	779,636
51,489	PPL Corp. (b)	1,866,476
34,745	Public Service Enterprise Group, Inc.	2,861,598
45,429	Sempra Energy	3,952,777
76,642	Southern Co.	6,844,897
4,033	Texas Pacific Land Corp.	1,404,936
22,170	Vistra Corp.	3,510,620
22,642	WEC Energy Group, Inc.	2,505,790
41,174	Xcel Energy, Inc.	3,131,694

		115,462,681

Waste Management and Remediation Services - 0.1%
14,007	Republic Services, Inc.	3,012,766

Water Transportation - 0.0% (†)
75,579	Carnival Corp. ADR (Panama) (a)	2,268,882

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
29,499	CoStar Group, Inc. (a)	1,814,188

Wood Product Manufacturing - 0.0% (†)
14,457	Masco Corp.	955,463

	TOTAL COMMON STOCKS (Cost $3,711,169,690)	$4,124,083,121

SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%

488,860,174	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$488,860,174

875,134,126	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	875,134,126

6,436	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	6,436

148,283,145	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	148,283,145

115,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.56% (c)	115,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,627,283,881)	$1,627,283,881

	TOTAL INVESTMENTS (Cost $5,338,453,571) - 100.8% (e)	$5,751,367,002

	Liabilities in Excess of Other Assets - (0.8)%	(46,952,183)

	TOTAL NET ASSETS - 100.0%	$5,704,414,819

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,552,481,781.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.8000%	BNP Paribas	12/4/2026	30,960	$212,296,435	$1,354,142

Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	338,487	2,317,215,964	21,514,938

Total return of S&P 500® Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	195,300	1,347,986,092	1,091,098

Total return of S&P 500® Index	SOFR + 0.6700%	J.P. Morgan	12/16/2026	421,513	2,875,216,625	37,042,712

Total return of S&P 500® Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	209,886	1,410,734,057	39,510,124

Total return of S&P 500® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	270,499	1,848,725,416	20,289,405

Total return of S&P 500® Index	SOFR + 0.7100%	Barclays	12/22/2026	405,249	2,789,121,601	9,231,703

					$12,801,296,190	$130,034,122

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® High Beta Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.4%
Money Market Funds - 103.4%

9,362,154	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$9,362,154

1,420,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	1,420,489

10,035,500	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	10,035,500

	TOTAL SHORT TERM INVESTMENTS (Cost $20,818,143) (b)	$20,818,143

	TOTAL INVESTMENTS (Cost $20,818,143) - 103.4%	$20,818,143

	Liabilities in Excess of Other Assets - (3.4)%	(680,412)

	TOTAL NET ASSETS - 100.0%	$20,137,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,469,617.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3000%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2026	518	$14,768,040	$59,534

SOFR + 0.5900%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2026	491	13,626,168	(317,946)

SOFR + (0.1000)%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2026	537	14,851,866	(433,573)

SOFR + 0.5700%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/22/2026	373	10,524,337	(79,990)

SOFR + 0.4500%	Total return of S&P 500® High Beta Index	Barclays	12/22/2026	199	5,707,602	40,088

					$59,478,013	$(731,887)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 72.5%
Accommodation - 1.2%
2,627	Airbnb, Inc. Class A (a)	$339,855
10,608	MGM Resorts International (a)(b)	355,792

		695,647

Administrative and Support Services - 1.5%
1,268	Corpay, Inc. (a)	398,951
1,503	Royal Caribbean Cruises Ltd. ADR (Liberia)	487,949

		886,900

Air Transportation - 2.5%
7,334	Delta Air Lines, Inc.	483,237
9,607	Southwest Airlines Co. (b)	456,525
5,108	United Continental Holdings, Inc. (a)	522,651

		1,462,413

Apparel Manufacturing - 1.5%
4,052	Deckers Outdoor Corp. (a)	483,566
1,068	Ralph Lauren Corp.	377,442

		861,008

Broadcasting and Content Providers - 0.9%
19,648	Warner Bros Discovery, Inc. (a)	541,106

Chemical Manufacturing - 1.7%
3,612	Albemarle Corp.	616,316
8,233	DuPont de Nemours, Inc.	361,593

		977,909

Computer and Electronic Product Manufacturing - 22.9%
1,929	Advanced Micro Devices, Inc. (a)	456,652
2,301	Amphenol Corp. Class A	331,528
1,621	Analog Devices, Inc.	503,936
1,165	Apple, Inc.	302,294
1,729	Applied Materials, Inc.	557,291
3,130	Arista Networks, Inc. (a)	443,646
1,299	Broadcom, Inc.	430,359
3,231	Dell Technologies, Inc.	369,756
10,158	Intel Corp. (a)	472,042
1,597	Jabil Circuit, Inc.	378,792
1,790	Keysight Technologies, Inc. (a)	387,231
2,863	Lam Research Corp.	668,396
9,554	Microchip Technology, Inc.	725,340
2,189	Micron Technology, Inc.	908,172
600	Monolithic Power Systems, Inc.	674,490
2,890	NetApp, Inc.	278,451
2,448	NVIDIA Corp.	467,886
2,170	NXP Semiconductors NV ADR (Netherlands)	490,724
9,975	ON Semiconductor Corp. (a)	597,403
2,106	Qualcomm, Inc.	319,249
1,173	Seagate Technology Holdings PLC ADR (Ireland)	478,220
5,926	Skyworks Solutions, Inc. (b)	330,434
13,716	Super Micro Computer, Inc. (a)	399,273
2,493	Teradyne, Inc.	600,938
2,062	Texas Instruments, Inc.	444,464
4,212	Trimble, Inc. (a)	284,731
2,491	Western Digital Corp.	623,323
1,618	Zebra Technologies Corp. Class A (a)	380,198

		13,305,219

Credit Intermediation and Related Activities - 5.7%
923	American Express Co.	325,053
1,755	Capital One Financial Corp.	384,222
3,121	Citigroup, Inc.	361,131
6,267	Citizens Financial Group, Inc.	394,696
1,976	Coinbase Global, Inc. (a)	384,806
4,163	Global Payments, Inc.	298,654
19,712	Huntington Bancshares, Inc.	344,566
18,137	KeyCorp	390,308
5,562	Synchrony Financial	403,968

		3,287,404

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
2,456	Emerson Electric Co.	360,934

Fabricated Metal Product Manufacturing - 1.4%
2,164	Nucor Corp.	384,586
5,521	Stanley Black & Decker, Inc.	434,282

		818,868

Food Services and Drinking Places - 0.6%
1,732	DoorDash, Inc. (a)	354,402

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.5%
4,282	Best Buy Co., Inc.	278,758

General Merchandise Retailers - 1.2%
1,411	Amazon.com, Inc. (a)	337,653
1,782	Williams-Sonoma, Inc.	364,686

		702,339

Leather and Allied Product Manufacturing - 0.7%
3,105	Tapestry, Inc.	394,056

Machinery Manufacturing - 0.7%
404	Parker Hannifin Corp.	378,079

Management of Companies and Enterprises - 0.9%
22,557	Norwegian Cruise Line Holdings Ltd. ADR (a)	495,352

Merchant Wholesalers, Durable Goods - 0.8%
346	KLA-Tencor Corp.	494,067

Mining (except Oil and Gas) - 1.0%
9,235	Freeport-McMoRan Copper & Gold, Inc.	556,224

Miscellaneous Manufacturing - 1.4%
2,245	Align Technology, Inc. (a)	366,002
3,843	Estee Lauder Companies, Inc. Class A	443,021

		809,023

Oil and Gas Extraction - 0.7%
16,381	APA Corp. (b)	432,622

Primary Metal Manufacturing - 1.2%
1,569	Howmet Aerospace, Inc.	326,478
2,020	Steel Dynamics, Inc.	362,731

		689,209

Professional, Scientific, and Technical Services - 5.5%

986	AppLovin Corp. (a)	466,486
2,047	Charles River Laboratories International, Inc. (a)	430,853
959	Eaton Corporation PLC ADR (Ireland)	337,012
1,844	EPAM Systems, Inc. (a)	384,658
584	Meta Platforms, Inc.	418,436
1,637	Oracle Corp.	269,417
2,840	Palantir Technologies, Inc. (a)	416,316
1,968	ServiceNow, Inc. (a)	230,276
8,843	The Trade Desk, Inc. (a)	268,208

		3,221,662

Publishing Industries - 3.6%
6,528	Block, Inc. (a)	394,487
1,104	Cadence Design Systems, Inc. (a)	327,181
744	CrowdStrike Holdings, Inc. (a)	328,405
1,746	Datadog, Inc. (a)	225,793
17,560	Hewlett Packard Enterprise Co.	377,891
901	Synopsys, Inc. (a)	419,069

		2,072,826

Rental and Leasing Services - 0.5%
386	United Rentals, Inc.	301,875

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.6%
3,328	Apollo Global Management, Inc.	447,749
15,197	Dow, Inc.	418,677
423	Goldman Sachs Group, Inc.	395,678
5,660	Interactive Brokers Group, Inc. Class A	423,821
15,581	Invesco Ltd. ADR	425,206
3,857	KKR & Co., Inc.	440,701
2,035	Morgan Stanley	371,998
5,168	Robinhood Markets, Inc. (a)	514,113
2,748	The Blackstone Group, Inc.	391,370

		3,829,313

Specialty Trade Contractors - 0.7%
531	EMCOR Group, Inc.	382,708

Support Activities for Transportation - 0.6%
1,323	Expedia, Inc.	350,383

Transportation Equipment Manufacturing - 1.0%
1,398	Tesla, Inc. (a)	601,713

Utilities - 3.6%
1,188	Constellation Energy Corp.	333,448
757	GE Vernova, Inc.	549,862
2,518	NRG Energy, Inc.	384,322
1,049	Texas Pacific Land Corp.	365,430
2,838	Vistra Corp.	449,397

		2,082,459

Water Transportation - 0.8%
16,246	Carnival Corp. ADR (Panama)(a)	487,704

	TOTAL COMMON STOCKS (Cost $33,674,404)	$42,112,182

SHORT TERM INVESTMENTS - 32.8%
Money Market Funds - 32.8%

14,207,868	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$14,207,868

1,510,461	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1,510,461

3,330,887	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	3,330,887

	TOTAL SHORT TERM INVESTMENTS (Cost $19,049,216)	$19,049,216

	TOTAL INVESTMENTS (Cost $52,723,620) - 105.3% (e)	$61,161,398

	Liabilities in Excess of Other Assets - (5.3)%	(3,085,792)

	TOTAL NET ASSETS - 100.0%	$58,075,606

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,143,582.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® High Beta Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	597	$16,567,866	$382,072

Total return of S&P 500® High Beta Index	SOFR + 0.3200%	UBS Securities LLC	12/17/2026	1,770	48,120,583	2,140,269

Total return of S&P 500® High Beta Index	SOFR + 0.7700%	Citibank N.A.	12/22/2026	1,169	32,741,660	468,577

Total return of S&P 500® High Beta Index	SOFR + 0.6800%	Barclays	12/22/2026	1,095	31,104,699	37,687

					$128,534,808	$3,028,605

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.8%
Money Market Funds - 103.8%

30,079,289	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$30,079,289

3,636,288	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	3,636,288

15,027,306	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	15,027,306

27,189,515	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	27,189,515

	TOTAL SHORT TERM INVESTMENTS (Cost $75,932,398) (b)	$75,932,398

	TOTAL INVESTMENTS (Cost $75,932,398) - 103.8%	$75,932,398

	Liabilities in Excess of Other Assets - (3.8)%	(2,775,724)

	TOTAL NET ASSETS - 100.0%	$73,156,674

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2026.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,196,091.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6300%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2026	1,548	$14,605,922	$(391,142)

SOFR + 0.5800%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2026	2,797	26,660,272	(461,763)

SOFR + 0.3900%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2026	8,321	79,554,302	(1,122,845)

SOFR + 0.1000%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2026	1,189	11,190,285	(346,304)

SOFR + 0.5500%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/22/2026	249	2,430,443	99,479

SOFR + 0.5300%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2026	8,415	83,987,875	2,146,482

					$218,429,099	$(76,093)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 54.8%

Administrative and Support Services - 0.4%
5,690	Inhibrx Biosciences, Inc. (a)	$433,975
150,328	Tango Therapeutics, Inc. (a)(b)	1,745,308

		2,179,283

Ambulatory Health Care Services - 1.6%
76,666	ARS Pharmaceuticals, Inc. (a)(b)	765,893
60,456	CareDx, Inc. (a)	1,242,371
20,090	Keros Therapeutics, Inc. (a)(b)	359,812
16,553	Natera, Inc. (a)	3,826,060
16,383	Sionna Therapeutics, Inc. (a)	692,346
57,293	Veracyte, Inc. (a)(b)	2,181,718

		9,068,200

Apparel Manufacturing - 0.1%
181,881	Sana Biotechnology, Inc. (a)(b)	805,733

Chemical Manufacturing - 37.9%
17,141	AbbVie, Inc.	3,822,614
131,529	Acadia Pharmaceuticals Inc. (a)	3,305,324
193,157	ADMA Biologics, Inc. (a)	3,341,616
71,309	Agios Pharmaceuticals, Inc. (a)	1,956,719
330,791	Akebia Therapeutics, Inc. (a)	466,415
134,848	Alkermes PLC ADR (Ireland) (a)	4,569,999
9,543	Alnylam Pharmaceuticals, Inc. (a)	3,226,107
129,871	Altimmune, Inc. (a)	727,278
12,238	Amgen, Inc.	4,183,927
327,119	Amicus Therapeutics, Inc. (a)	4,674,531
77,640	Arbutus Biopharma Corp. ADR (Canada) (a)(b)	320,653
46,116	Arcellx, Inc. (a)	3,150,184
61,647	Arcus Biosciences, Inc. (a)(b)	1,297,053
114,150	Arcutis Biotherapeutics, Inc. (a)	2,895,986
56,037	Arrowhead Pharmaceuticals, Inc. (a)(b)	3,885,045
54,090	Avidity Biosciences, Inc. (a)	3,925,311
117,327	Beam Therapeutics, Inc. (a)(b)	3,240,572
39,685	Bicara Therapeutics, Inc. (a)	666,708
253,788	BioCryst Pharmaceuticals, Inc. (a)	1,669,925
21,734	Biogen, Inc. (a)	3,909,729
138,856	Biohaven Ltd. ADR (a)	1,642,666
71,868	BioMarin Pharmaceutical, Inc. (a)	4,063,417
53,085	BridgeBio Pharma, Inc. (a)(b)	4,101,878
102,851	Catalyst Pharmaceuticals, Inc. (a)	2,499,279
75,780	Celldex Therapeutics, Inc. (a)	1,864,188
73,699	Cogent Biosciences, Inc. (a)	2,646,531
100,668	Compass Therapeutics, Inc. (a)	644,275
66,158	Corvus Pharmaceuticals, Inc. (a)	1,369,471
181,497	CytomX Therapeutics, Inc. (a)	1,032,718
127,089	Denali Therapeutics, Inc. (a)	2,762,915
38,394	Dianthus Therapeutics, Inc. (a)	2,049,856
59,054	Emergent BioSolutions Inc. (a)	669,672
38,118	Exact Sciences Corp. (a)	3,900,996
545,248	Geron Corp. (a)	746,990
31,805	Gilead Sciences, Inc.	4,514,720
207,515	Gossamer Bio, Inc. (a)	473,134
40,655	GRAIL, Inc. (a)(b)	3,976,872
61,600	Halozyme Therapeutics, Inc. (a)	4,417,336
86,733	Immuneering Corp. (a)	401,574
402,904	ImmunityBio, Inc. (a)(b)	2,518,150
75,227	Immunome, Inc. (a)	1,852,089
40,550	Incyte Corp. (a)	4,057,839
20,328	Insmed, Inc. (a)	3,188,853
142,915	Intellia Therapeutics, Inc. (a)	1,879,332
188,784	Invivyd, Inc. (a)	328,484
49,083	Ionis Pharmaceuticals, Inc. (a)	4,057,692
43,016	Ironwood Pharmaceuticals, Inc. (a)	210,348
116,259	Janux Therapeutics, Inc. (a)	1,593,911
43,515	KalVista Pharmaceuticals, Inc. (a)(b)	679,269
16,099	Krystal Biotech, Inc. (a)	4,495,485
6,985	Madrigal Pharmaceuticals, Inc. (a)	3,417,830
300,173	MannKind Corp. (a)	1,735,000
84,862	Mineralys Therapeutics, Inc. (a)	2,621,387
48,393	Mirum Pharmaceuticals, Inc. (a)	4,995,125
44,736	Monte Rosa Therapeutics, Inc. (a)	917,983
99,001	Myriad Genetics, Inc. (a)	556,386
24,799	Neurocrine Biosciences, Inc. (a)	3,374,152
218,583	Novavax, Inc. (a)(b)	1,933,367
29,857	Olema Pharmaceuticals, Inc. (a)	767,922
117,540	ORIC Pharmaceuticals, Inc. (a)	1,205,960
25,530	Oruka Therapeutics, Inc. (a)(b)	873,892
54,764	Prothena Corp. PLC ADR (Ireland) (a)	482,471
52,082	PTC Therapeutics, Inc. (a)	3,933,753
21,882	RAPT Therapeutics, Inc. (a)	1,262,154
5,313	Regeneron Pharmaceuticals, Inc.	3,939,324
39,274	REGENXBIO, Inc. (a)	438,298
93,479	Replimune Group, Inc. (a)	657,157
92,476	Rezolute, Inc. (a)	308,870
36,836	Rhythm Pharmaceuticals, Inc. (a)	3,776,427
28,594	Rigel Pharmaceuticals, Inc. (a)	996,787
190,679	Roivant Sciences Ltd. ADR (Ireland) (a)	4,122,480
129,535	Sarepta Therapeutics, Inc. (a)(b)	2,634,742
59,615	Savara, Inc. (a)	321,921
85,666	Scholar Rock Holding Corp. (a)(b)	3,798,430
63,418	Soleno Therapeutics, Inc. (a)	2,445,398
35,436	Spyre Therapeutics, Inc. (a)(b)	1,133,243
59,836	Stoke Therapeutics, Inc. (a)(b)	1,815,424
190,936	Summit Therapeutics, Inc. (a)(b)	2,764,753
107,435	Syndax Pharmaceuticals, Inc. (a)	2,182,005
228,731	Taysha Gene Therapies, Inc. (a)	1,031,577
126,120	TG Therapeutics, Inc. (a)	3,711,712
112,254	Travere Therapeutics, Inc. (a)	3,489,977
75,800	Twist Bioscience Corp. (a)	3,113,106
10,255	Tyra Biosciences, Inc. (a)	316,059
104,196	Ultragenyx Pharmaceutical, Inc. (a)	2,507,998
109,420	uniQure N.V. ADR (Netherlands) (a)	2,486,022

7,959	United Therapeutics Corp. (a)	3,736,671
56,947	Vera Therapeutics, Inc. (a)	2,463,527
85,800	Verastem, Inc. (a)(b)	523,380
50,153	Vericel Corp. (a)	1,804,505
8,678	Vertex Pharmaceuticals, Inc. (a)	4,077,792
102,836	Viking Therapeutics, Inc. (a)(b)	2,986,357
66,174	Viridian Therapeutics, Inc. (a)	2,183,742
64,846	Xencor, Inc. (a)	783,988

		218,504,690

Hospitals - 0.6%
30,479	Nuvalent, Inc. (a)	3,135,984

Merchant Wholesalers, Durable Goods - 0.5%
155,127	Dyne Therapeutics, Inc. (a)	2,775,222

Merchant Wholesalers, Nondurable Goods - 1.6%
14,755	Praxis Precision Medicines, Inc. (a)	4,633,070
42,231	Protagonist Therapeutics, Inc. (a)(b)	3,454,496
128,537	Relay Therapeutics, Inc. (a)	984,593

		9,072,159

Miscellaneous Manufacturing - 0.0%(†)
45,979	MiMedx Group, Inc. (a)	234,953

Professional, Scientific, and Technical Services - 11.2%
55,336	4D Molecular Therapeutics, Inc. (a)	490,277
135,880	Absci Corp. (a)	406,281
23,425	AnaptysBio, Inc. (a)	1,110,579
103,690	Anavex Life Sciences Corp. (a)(b)	487,343
93,969	Annexon, Inc. (a)	586,367
113,746	Apellis Pharmaceuticals, Inc. (a)	2,568,385
32,253	Apogee Therapeutics, Inc. (a)	2,112,894
258,872	Ardelyx, Inc. (a)	1,990,726
19,155	ArriVent Biopharma, Inc. (a)(b)	430,796
37,898	Celcuity, Inc. (a)	4,146,799
70,357	CG Oncology, Inc. (a)	3,662,082
67,015	Crispr Therapeutics AG ADR (Switzerland) (a)	3,348,069
40,913	Cullinan Therapeutics, Inc. (a)	489,319
64,030	Cytokinetics, Inc. (a)(b)	4,046,056
104,161	Day One Biopharmaceuticals, Inc. (a)	1,162,437
122,012	Dynavax Technologies Corp. (a)(b)	1,889,356
86,920	Erasca, Inc. (a)	913,529
93,970	Exelixis, Inc. (a)	3,886,599
83,830	IDEAYA Biosciences, Inc. (a)	2,698,488
39,486	Kodiak Sciences, Inc. (a)	899,096
124,315	Kura Oncology, Inc. (a)	1,009,438
38,912	Kymera Therapeutics, Inc. (a)(b)	2,828,513
67,774	Lexeo Therapeutics, Inc. (a)	502,205
132,942	Moderna, Inc. (a)	5,858,754
60,047	Nurix Therapeutics, Inc. (a)	991,976
10,439	Palvella Therapeutics, Inc. (a)	800,567
248,246	Precigen, Inc. (a)(b)	1,114,625
124,530	Prime Medicine, Inc. (a)	474,459
642,720	Recursion Pharmaceuticals, Inc. (a)(b)	2,692,997
49,557	Revolution Medicines, Inc. (a)	4,804,551
25,665	Upstream Bio, Inc. (a)(b)	797,668
88,740	Vaxcyte, Inc. (a)	4,753,802
88,740	Vir Biotechnology, Inc. (a)	660,226

		64,615,259

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
23,945	Disc Medicine, Inc. (a)	1,851,428
87,798	Immunovant, Inc. (a)(b)	2,282,748

		4,134,176

Support Activities for Transportation - 0.2%
468,662	Iovance Biotherapeutics, Inc. (a)(b)	1,195,088

	TOTAL COMMON STOCKS (Cost $299,181,646)	$315,720,747

SHORT TERM INVESTMENTS - 50.7%
Money Market Funds - 50.7%

130,597,667	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$130,597,667

63,891,150	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	63,891,150

97,690,016	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	97,690,016

	TOTAL SHORT TERM INVESTMENTS (Cost $292,178,833)	$292,178,833

	TOTAL INVESTMENTS (Cost $591,360,479) - 105.5% (e)	$607,899,580

	Liabilities in Excess of Other Assets - (5.5)%	(31,533,919)

	TOTAL NET ASSETS - 100.0%	$576,365,661

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $411,848,944.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.9500%	BNP Paribas	12/4/2026	2,129	$20,426,818	$173,311

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	6,011	56,715,889	1,500,196

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2026	15,532	148,732,258	1,734,329

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6000%	J.P. Morgan	12/16/2026	44,944	429,639,295	6,229,164

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.5400%	UBS Securities LLC	12/17/2026	25,717	242,035,803	7,357,343

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8400%	Citibank N.A.	12/22/2026	8,962	86,113,347	791,100

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7700%	Barclays	12/22/2026	41,724	410,435,650	(5,767,326)

					$1,394,099,060	$12,018,117

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 126.5%
Money Market Funds - 126.5%

625,322,529	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$625,322,529

108,146,677	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	108,146,677

141,965,262	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	141,965,262

552,128,200	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	552,128,200

	TOTAL SHORT TERM INVESTMENTS (Cost $1,427,562,668) (b)	$1,427,562,668

	TOTAL INVESTMENTS (Cost $1,427,562,668) - 126.5%	$1,427,562,668

	Liabilities in Excess of Other Assets - (26.5)%	(298,756,762)

	TOTAL NET ASSETS - 100.0%	$1,128,805,906

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,047,543,099.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.1500%	Total return of ICE Semiconductor Index	BNP Paribas	12/4/2026	113,124	$176,769,825	$(22,302,246)

SOFR + 0.6800%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2026	255,597	447,277,111	(4,340,971)

SOFR + 0.8800%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2026	368,120	612,153,814	(36,542,557)

SOFR + 0.3300%	Total return of ICE Semiconductor Index	Societe Generale	12/14/2026	100,000	152,679,000	(23,402,514)

SOFR + 0.6200%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2026	207,674	315,647,866	(49,933,960)

SOFR + 0.4000%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2026	269,919	392,985,869	(82,473,137)

SOFR + 0.6900%	Total return of ICE Semiconductor Index	Citibank N.A.	12/22/2026	384,232	628,622,852	(48,971,090)

SOFR + 0.6800%	Total return of ICE Semiconductor Index	Barclays	12/22/2026	216,917	336,698,567	(45,331,660)

					$3,062,834,904	$(313,298,135)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 69.9%

Computer and Electronic Product Manufacturing - 59.6%
2,645,414	Advanced Micro Devices, Inc. (a)	$626,248,856
1,084,330	Analog Devices, Inc.	337,096,510
1,679,911	Applied Materials, Inc.	541,468,913
3,925,618	ASE Technology Holding Co., Ltd. ADR (Taiwan)	74,508,230
984,106	Astera Labs, Inc. (a)	148,226,046
1,428,578	Broadcom, Inc.	473,287,891
1,127,621	Credo Technology Group Holding Ltd. ADR (a)	141,268,359
7,093,937	Intel Corp. (a)	329,655,252
1,844,267	Lam Research Corp.	430,562,574
488,639	MACOM Technology Solutions Holdings, Inc. (a)	107,041,259
3,899,178	Microchip Technology, Inc.	296,025,594
1,792,241	Micron Technology, Inc.	743,564,946
310,178	Monolithic Power Systems, Inc.	348,686,599
3,251,125	NVIDIA Corp.	621,387,521
1,476,211	NXP Semiconductors NV ADR (Netherlands)	333,830,356
2,950,141	ON Semiconductor Corp. (a)	176,683,945
1,711,836	Qualcomm, Inc.	259,497,219
787,722	Rambus, Inc. (a)	89,666,395
1,090,252	Skyworks Solutions, Inc.	60,792,452
1,545,543	STMicroelectronics NV ADR (Netherlands)	43,105,194
928,078	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	306,785,464
1,151,626	Teradyne, Inc.	277,599,447
1,709,296	Texas Instruments, Inc.	368,438,753
5,464,264	United Microelectronics Corp. ADR (Taiwan) (b)	55,626,208

		7,191,053,983

Machinery Manufacturing - 3.9%
254,985	ASML Holding NV ADR (Netherlands)	362,843,655
224,777	Nova Ltd. ADR (Israel) (a)	102,911,901

		465,755,556

Management of Companies and Enterprises - 0.3%
317,961	ARM Holdings PLC ADR (United Kingdom) (a)	33,500,371

Merchant Wholesalers, Durable Goods - 4.0%
1,108,647	Entegris, Inc.	130,897,951
244,848	KLA-Tencor Corp.	349,628,253

		480,526,204

Professional, Scientific, and Technical Services - 2.1%
3,218,039	Marvell Technology, Inc.	253,967,638

	TOTAL COMMON STOCKS (Cost $7,492,488,006)	$8,424,803,752

SHORT TERM INVESTMENTS - 41.2%
Money Market Funds - 41.2%

1,732,907,519	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$1,732,907,519

1,637,310,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	1,637,310,000

458,614,948	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	458,614,948

1,142,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.56% (c)	1,142,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,970,832,467)	$4,970,832,467

	TOTAL INVESTMENTS (Cost $12,463,320,473) - 111.1% (e)	$13,395,636,219

	Liabilities in Excess of Other Assets - (11.1)%	(1,336,302,782)

	TOTAL NET ASSETS - 100.0%	$12,059,333,437

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,434,327,986.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of ICE Semiconductor Index	SOFR + 0.9900%	BNP Paribas	12/4/2026	1,041,262	$1,651,404,091	$182,200,646

Total return of ICE Semiconductor Index	SOFR + 0.9400%	Goldman Sachs	12/10/2026	1,882,042	2,960,483,617	350,796,318

Total return of ICE Semiconductor Index	SOFR + 1.0800%	Bank of America Merrill Lynch	12/11/2026	2,380,263	3,807,099,124	373,054,700

Total return of ICE Semiconductor Index	SOFR + 0.5300%	Societe Generale	12/14/2026	100,000	152,679,000	23,357,599

Total return of ICE Semiconductor Index	SOFR + 0.9200%	J.P. Morgan	12/16/2026	1,159,531	1,842,875,189	200,539,964

Total return of ICE Semiconductor Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	1,977,148	2,889,660,408	591,624,479

Total return of ICE Semiconductor Index	SOFR + 0.9400%	Citibank N.A.	12/22/2026	2,308,525	3,543,449,683	519,505,154

Total return of ICE Semiconductor Index	SOFR + 0.9200%	Barclays	12/22/2026	4,849,361	7,527,178,144	1,011,013,709

					$24,374,829,256	$3,252,092,569

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.8%
Money Market Funds - 105.8%

119,183,848	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$119,183,848

24,340,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	24,340,000

35,266,243	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	35,266,243

64,708,853	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	64,708,853

	TOTAL SHORT TERM INVESTMENTS (Cost $243,498,944) (b)	$243,498,944

	TOTAL INVESTMENTS (Cost $243,498,944) - 105.8%	$243,498,944

	Liabilities in Excess of Other Assets - (5.8)%	(13,399,811)

	TOTAL NET ASSETS - 100.0%	$230,099,133

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $148,148,610.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3400%	Total return of Russell 2000® Index	BNP Paribas	12/4/2026	22,515	$56,989,045	$(1,582,286)

SOFR + 0.5500%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2026	8,710	22,564,170	(94,514)

SOFR + 0.2000%	Total return of Russell 2000® Index	Societe Generale	12/14/2026	51,000	130,124,307	(2,680,178)

SOFR + 0.3300%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2026	43,085	108,701,038	(3,467,326)

SOFR + 0.1100%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2026	17,565	43,777,162	(1,200,627)

SOFR + 0.3000%	Total return of Russell 2000® Index	Citibank N.A.	12/22/2026	47,344	123,751,824	294,518

SOFR + 0.3000%	Total return of Russell 2000® Index	Barclays	12/22/2026	73,893	195,668,986	2,836,134

					$681,576,532	$(5,894,279)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
INVESTMENT COMPANIES - 70.0%

4,269,503	iShares Russell 2000 ETF (a)(b)	$1,108,576,454

	TOTAL INVESTMENT COMPANIES (Cost $927,289,041)	$1,108,576,454

SHORT TERM INVESTMENTS - 34.3%
Money Market Funds - 34.3%

339,526,145	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$339,526,145

21,050,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	21,050,000

1	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1

182,238,339	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	182,238,339

	TOTAL SHORT TERM INVESTMENTS (Cost $542,814,485)	$542,814,485

	TOTAL INVESTMENTS (Cost $1,470,103,526) - 104.3% (e)	$1,651,390,939

	Liabilities in Excess of Other Assets - (4.3)%	(68,389,391)

	TOTAL NET ASSETS - 100.0%	$1,583,001,548

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,383,988,304.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	SOFR + 0.6900%	BNP Paribas	12/4/2026	176,419	$446,993,839	$11,727,030

Total return of Russell 2000® Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	224,828	576,022,899	8,959,249

Total return of Russell 2000® Index	SOFR + 0.4100%	Societe Generale	12/14/2026	55,000	140,330,136	2,851,118

Total return of Russell 2000® Index	SOFR + 0.5500%	J.P. Morgan	12/16/2026	333,511	844,005,282	23,951,126

Total return of Russell 2000® Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2026	116,599	291,250,540	13,396,036

Total return of Russell 2000® Index	SOFR + 0.5500%	Citibank N.A.	12/22/2026	296,736	753,607,919	19,285,925

Total return of Russell 2000® Index	SOFR + 0.5400%	Barclays	12/22/2026	189,723	485,459,797	8,158,268

					$3,537,670,412	$88,328,752

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.3%
Money Market Funds - 86.3%

34,392,866	Dreyfus Government Cash Management Institutional Shares, 3.58% (a)	$34,392,866

5,151,266	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (a)	5,151,266

9,428,704	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (a)	9,428,704

29,843,516	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (a)	29,843,516

	TOTAL SHORT TERM INVESTMENTS (Cost $78,816,352) (b)	$78,816,352

	TOTAL INVESTMENTS (Cost $78,816,352) - 86.3%	$78,816,352

	Other Assets in Excess of Liabilities - 13.7%	12,499,714

	TOTAL NET ASSETS - 100.0%	$91,316,066

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,332,309.

Short Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3500%	Total return of Technology Select Sector Index	BNP Paribas	12/4/2026	24,135	$70,204,679	$318,587

SOFR + 0.5100%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2026	4,462	13,293,904	431,755

SOFR + 0.6300%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2026	24,298	70,101,040	10,900

SOFR + 0.3300%	Total return of Technology Select Sector Index	Societe Generale	12/14/2026	5,000	14,459,600	32,245

SOFR + 0.6000%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2026	4,397	12,593,140	(91,653)

SOFR + 0.2500%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2026	5,973	16,752,593	(491,616)

SOFR + 0.3500%	Total return of Technology Select Sector Index	Citibank N.A.	12/22/2026	11,176	32,516,125	247,578

SOFR + 0.4500%	Total return of Technology Select Sector Index	Barclays	12/22/2026	15,070	44,242,089	634,195

					$274,163,170	$1,091,991

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 72.0%
Administrative and Support Services - 0.2%
17,263	Gartner, Inc. (a)	$3,618,498
50,151	Qnity Electronics, Inc.	4,823,523

		8,442,021

Computer and Electronic Product Manufacturing - 48.8%
389,851	Advanced Micro Devices, Inc. (a)	92,289,427
293,107	Amphenol Corp. Class A	42,230,857
117,802	Analog Devices, Inc.	36,622,286
1,355,713	Apple, Inc.	351,780,409
190,764	Applied Materials, Inc.	61,487,052
247,269	Arista Networks, Inc. (a)	35,047,908
433,272	Broadcom, Inc.	143,543,014
943,636	Cisco Systems, Inc.	73,905,572
72,174	Dell Technologies, Inc.	8,259,593
25,698	First Solar, Inc. (a)	5,795,413
151,360	Fortinet, Inc. (a)	12,299,514
223,822	HP, Inc.	4,351,100
1,073,685	Intel Corp. (a)	49,894,142
223,830	International Business Machines Corp.	68,648,661
25,586	Jabil Circuit, Inc.	6,068,743
41,154	Keysight Technologies, Inc. (a)	8,902,845
300,767	Lam Research Corp.	70,217,064
129,419	Microchip Technology, Inc.	9,825,490
268,788	Micron Technology, Inc.	111,514,765
11,467	Monolithic Power Systems, Inc.	12,890,628
39,884	Motorola Solutions, Inc.	16,054,905
47,799	NetApp, Inc.	4,605,434
2,229,500	NVIDIA Corp.	426,124,335
60,263	NXP Semiconductors NV ADR (Netherlands)	13,627,875
96,349	ON Semiconductor Corp. (a)	5,770,342
163,786	Palto Alto Networks, Inc. (a)	28,985,208
256,456	Qualcomm, Inc.	38,876,165
25,774	Roper Technologies, Inc.	9,568,082
33,340	Sandisk Corp. (a)	19,212,175
52,171	Seagate Technology Holdings PLC ADR (Ireland)	21,269,595
35,603	Skyworks Solutions, Inc. (b)	1,985,223
120,079	Super Micro Computer, Inc. (a)	3,495,500
11,246	Teledyne Technologies, Inc. (a)(b)	6,975,894
37,501	Teradyne, Inc.	9,039,616
217,579	Texas Instruments, Inc.	46,899,153
56,969	Trimble, Inc. (a)	3,851,104
81,870	Western Digital Corp.	20,486,330
12,135	Zebra Technologies Corp. Class A (a)	2,851,482

		1,885,252,901

Merchant Wholesalers, Durable Goods - 1.6%
31,464	KLA-Tencor Corp.	44,928,704
70,446	TE Connectivity PLC ADR (Ireland)	15,693,960

		60,622,664

Nonmetallic Mineral Product Manufacturing - 0.5%
186,822	Corning, Inc.	19,289,371

Professional, Scientific, and Technical Services - 7.4%
148,493	Accenture PLC Class A ADR (Ireland)	39,148,694
64,817	AppLovin Corp. (a)	30,665,571
31,173	CDW Corp.	3,939,955
115,572	Cognizant Technology Solutions Corp. Class A	9,483,838
13,226	EPAM Systems, Inc. (a)	2,758,944
13,808	F5 Networks, Inc. (a)	3,805,623
32,361	GoDaddy, Inc. (a)	3,252,928
402,760	Oracle Corp.	66,286,241
547,000	Palantir Technologies, Inc. (a)	80,184,730
28,686	PTC, Inc. (a)	4,478,745
248,415	ServiceNow, Inc. (a)	29,067,039
19,981	VeriSign, Inc.	4,879,960
51,965	Workday, Inc. (a)	9,126,613

		287,078,881

Publishing Industries - 13.5%
100,241	Adobe, Inc. (a)	29,395,673
34,447	Akamai Technologies, Inc. (a)	3,346,526
51,004	Autodesk, Inc. (a)	12,897,382
65,179	Cadence Design Systems, Inc. (a)	19,316,449
60,092	CrowdStrike Holdings, Inc. (a)	26,524,909
77,929	Datadog, Inc. (a)	10,077,778
5,677	Fair Isaac Corp. (a)	8,306,416
134,385	Gen Digital, Inc.	3,223,896
315,950	Hewlett Packard Enterprise Co.	6,799,244
66,760	Intuit, Inc.	33,307,899
681,914	Microsoft Corp.	293,420,775
227,966	Salesforce, Inc.	48,394,902
44,481	Synopsys, Inc. (a)	20,688,781
10,305	Tyler Technologies, Inc. (a)	3,806,667

		519,507,297

	TOTAL COMMON STOCKS (Cost $2,116,211,794)	$2,780,193,135

SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 34.0%

135,899,676	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)	$135,899,676

609,124,476	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	609,124,476

105,567,491	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	105,567,491

460,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.56% (c)	460,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,310,591,643)	$1,310,591,643

	TOTAL INVESTMENTS (Cost $3,426,803,437) - 106.0% (d)	$4,090,784,778

	Liabilities in Excess of Other Assets - (6.0)%	(230,706,058)

	TOTAL NET ASSETS - 100.0%	$3,860,078,720

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,084,030,724.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Technology Select Sector Index	SOFR + 0.8000%	BNP Paribas	12/4/2026	164,117	$476,625,546	$(3,582,683)

Total return of Technology Select Sector Index	SOFR + 0.6800%	Goldman Sachs	12/10/2026	768,677	2,280,628,199	(63,385,928)

Total return of Technology Select Sector Index	SOFR + 0.8300%	Bank of America Merrill Lynch	12/11/2026	54,936	163,603,254	(7,061,288)

Total return of Technology Select Sector Index	SOFR + 0.7400%	Societe Generale	12/14/2026	100,000	289,191,999	(803,000)

Total return of Technology Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	83,667	239,624,798	1,681,744

Total return of Technology Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	331,364	929,383,238	31,999,325

Total return of Technology Select Sector Index	SOFR + 0.6900%	Citibank N.A.	12/22/2026	838,856	2,441,561,956	(19,479,520)

Total return of Technology Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	694,145	2,031,123,802	(27,726,499)

					$8,851,742,792	$(88,357,849)

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 78.0%
Administrative and Support Services - 14.6%
2,712	RXO, Inc. (a)(b)	$39,541
25,819	Uber Technologies, Inc. (a)	2,066,811

		2,106,352

Air Transportation - 11.8%
1,917	Alaska Air Group, Inc. (a)	97,441
223	Allegiant Travel Co. (a)(b)	19,764
10,909	American Airlines Group, Inc. (a)	145,090
7,154	Delta Air Lines, Inc.	471,377
1,400	Frontier Group Holdings, Inc. (a)	6,496
4,809	JetBlue Airways Corp. (a)	23,420
662	SkyWest, Inc. (a)	63,896
8,546	Southwest Airlines Co. (b)	406,106
4,643	United Continental Holdings, Inc. (a)	475,072

		1,708,662

Couriers and Messengers - 10.7%
1,760	FedEx Corp.	567,160
9,182	United Parcel Service, Inc. Class B	975,312

		1,542,472

Management of Companies and Enterprises - 0.7%
871	Sun Country Airlines Holdings, Inc. (a)	15,277
1,663	U-Haul Holding Co.	85,329

		100,606

Merchant Wholesalers, Nondurable Goods - 0.1%
1,922	FTAI Infrastructure, Inc.	11,186

Rail Transportation - 15.5%
13,489	CSX Corp.	509,345
7,371	Union Pacific Corp.	1,732,922

		2,242,267

Rental and Leasing Services - 1.2%
280	Avis Budget Group, Inc. (a)(b)	32,197
2,060	Hertz Global Holdings, Inc. (a)(b)	10,094
668	Ryder System, Inc.	127,775

		170,066

Support Activities for Transportation - 14.0%
1,952	C.H. Robinson Worldwide, Inc.	380,542
2,215	Expeditors International of Washington, Inc.	355,596
367	Forward Air Corp. (a)(b)	10,232
1,892	GXO Logistics, Inc. (a)	107,068
1,001	Hub Group, Inc.	47,628
1,243	J.B. Hunt Transport Services, Inc.	251,981
516	Matson, Inc.	82,715
1,700	Norfolk Southern Corp.	495,108
1,939	XPO, Inc. (a)(b)	287,185

		2,018,055

Transit and Ground Passenger Transportation - 0.8%
6,600	Lyft, Inc. (a)	111,342

Transportation Equipment Manufacturing - 0.7%
10,043	Joby Aviation, Inc. (a)(b)	106,155

Truck Transportation - 6.5%
372	ArcBest Corp. (b)	33,562
248	Covenant Logistics Group Inc.	6,101
755	Heartland Express, Inc.	7,618
2,682	Knight-Swift Transportation Holdings, Inc. Class A	147,778
956	Marten Transport Ltd.	11,759
3,041	Old Dominion Freight Line, Inc.	526,701
439	Saia, Inc. (a)(b)	147,008
824	Schneider National, Inc. (b)	22,116
989	Werner Enterprises, Inc. (b)	33,873

		936,516

Warehousing and Storage - 0.6%
567	Landstar System, Inc.	84,687

Water Transportation - 0.8%
629	Genco Shipping & Trading Ltd. ADR	13,146
896	Kirby Corp. (a)	105,423

		118,569

	TOTAL COMMON STOCKS (Cost $10,210,346)	$11,256,935

SHORT TERM INVESTMENTS - 22.7%
Money Market Funds - 22.7%

332,713	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)(d)	$332,713

893,552	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	893,552

1,549,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	1,549,793

491,510	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	491,510

	TOTAL SHORT TERM INVESTMENTS (Cost $3,267,568)	$3,267,568

	TOTAL INVESTMENTS (Cost $13,477,914) - 100.7% (e)	$14,524,503

	Liabilities in Excess of Other Assets - (0.8)%	(103,612)

	TOTAL NET ASSETS - 100.0%	$14,420,891

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,728,741.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	1,217	$8,424,923	$29,156

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.9500%	Citibank N.A.	12/22/2026	1,105	7,576,552	103,133

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.7000%	Barclays	12/22/2026	2,263	15,621,203	105,733

					$31,622,678	$238,022

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2026

Shares		Fair Value
COMMON STOCKS - 68.2%
18,202	AES Corp.	$266,658
6,569	Alliant Energy Corp. (b)	432,963
6,914	Ameren Corp.	714,078
13,682	American Electric Power Co., Inc.	1,638,761
4,987	American Water Works Co., Inc.	643,971
4,103	Atmos Energy Corp.	682,493
16,688	CenterPoint Energy, Inc.	662,347
7,778	CMS Energy Corp.	556,049
9,224	Consolidated Edison, Inc.	983,555
7,982	Constellation Energy Corp.	2,240,388
21,825	Dominion Energy, Inc.	1,313,210
5,308	DTE Energy Co.	713,289
19,876	Duke Energy Corp.	2,411,953
9,835	Edison International	612,524
11,416	Entergy Corp.	1,094,680
5,883	Evergy, Inc.	451,403
9,590	Eversource Energy	662,957
25,823	Exelon Corp.	1,156,354
13,289	FirstEnergy Corp.	629,101
53,230	NextEra Energy, Inc.	4,678,917
12,198	NiSource, Inc.	540,249
4,898	NRG Energy, Inc.	747,582
56,178	PG&E Corp.	866,265
3,058	Pinnacle West Capital Corp.	286,106
18,908	PPL Corp. (b)	685,415
12,758	Public Service Enterprise Group, Inc.	1,050,749
16,681	Sempra Energy	1,451,414
28,144	Southern Co.	2,513,541
8,142	Vistra Corp.	1,289,286
8,316	WEC Energy Group, Inc.	920,332
15,119	Xcel Energy, Inc.	1,149,951

		34,046,541

	TOTAL COMMON STOCKS (Cost $31,604,564)	$34,046,541

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%

11,115,878	Dreyfus Government Cash Management Institutional Shares, 3.58% (c)	$11,115,878

4,457,229	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.56% (c)	4,457,229

544,184	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.60% (c)	544,184

91,470	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.54% (c)	91,470

	TOTAL SHORT TERM INVESTMENTS (Cost $16,208,761)	$16,208,761

	TOTAL INVESTMENTS (Cost $47,813,325) - 100.7% (d)	$50,255,302

	Liabilities in Excess of Other Assets - (0.7)%	(327,197)

	TOTAL NET ASSETS - 100.0%	$49,928,105

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2026.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,659,340.

Long Total Return Swap Contracts (Unaudited)
January 31, 2026

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Utilities Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2026	25,254	$21,740,411	$291,427

Total return of Utilities Select Sector Index	SOFR + 0.7000%	J.P. Morgan	12/16/2026	24,388	21,137,631	165,085

Total return of Utilities Select Sector Index	SOFR + 0.4500%	UBS Securities LLC	12/17/2026	55,200	47,554,032	668,381

Total return of Utilities Select Sector Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	500	428,699	7,635

Total return of Utilities Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	26,726	23,012,155	314,122

					$113,872,928	$1,446,650

SOFR - Secured Overnight Financing Rate was 3.64% as of January 31, 2026.

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2026:

	Asset Class					Liability Class
		Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts	Total Return Swap Contracts	Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$-	$-	$175,400,810	$2,596,255	$-	$-
Direxion HCM Tactical Enhanced US ETF	-	471,977,461	121,735,026	-	-	(20,758,900)
Direxion NASDAQ-100® Equal Weighted Index Shares	-	1,224,185,285	1,702,062	-	-	-
Direxion Daily AAPL Bear 1X Shares	-	-	22,702,956	-	1,032,277	-
Direxion Daily AAPL Bull 2X Shares	-	30,164,810	243,817,423	-	1,989,250	(18,063,310)
Direxion Daily AI and Big Data Bear 2X Shares	-	-	5,474,400	-	274,986	-
Direxion Daily AI and Big Data Bull 2X Shares	-	24,189,548	9,861,574	-	-	(1,434,085)
Direxion Daily AMD Bear 1X Shares	-	-	8,207,499	-	109,061	(292,373)
Direxion Daily AMD Bull 2X Shares	-	4,650,087	50,547,194	-	2,748,907	(2,169,047)
Direxion Daily AMZN Bear 1X Shares	-	-	4,883,282	-	36,225	(81,469)
Direxion Daily AMZN Bull 2X Shares	-	50,123,778	303,653,994	-	18,552,477	-
Direxion Daily AVGO Bear 1X Shares	-	-	9,296,514	-	727,476	-
Direxion Daily AVGO Bull 2X Shares	-	24,348,562	205,889,864	-	-	(30,662,349)
Direxion Daily BA Bear 1X Shares	-	-	2,175,026	-	-	(103,027)
Direxion Daily BA Bull 2X Shares	-	3,631,542	26,362,307	-	1,075,689	(57,032)
Direxion Daily Biotech Top 5 Bull 2X ETF	-	1,666,748	2,323,421	-	139,705	-
Direxion Daily BRKB Bear 1X Shares	-	-	2,333,195	-	83,466	-
Direxion Daily BRKB Bull 2X Shares	-	12,664,849	59,237,518	-	-	(3,961,224)
Direxion Daily COIN Bull 2X ETF	-	186,366	2,857,855	-	-	(1,115,869)
Direxion Daily Crypto Industry Bear 1X Shares	-	-	1,265,089	-	64,949	-
Direxion Daily Crypto Industry Bull 2X Shares	-	5,254,064	2,308,077	-	-	(207,263)
Direxion Daily CSCO Bear 1X ETF	-	-	2,110,014	-	21,288	(3,498)
Direxion Daily CSCO Bull 2X ETF	-	456,449	4,231,482	-	3,506	(68,926)
Direxion Daily CSI 300 China A Share Bull 2X Shares	34,667,750	-	120,185,735	-	5,945,332	-
Direxion Daily CSI China Internet Index Bull 2X Shares	136,228,320	-	135,198,937	-	7,325,313	(121,041)
Direxion Daily Energy Bear 2X Shares	-	-	21,679,982	-	-	(3,944,889)
Direxion Daily Energy Bull 2X Shares	-	186,559,312	84,639,063	-	37,575,220	-
Direxion Daily Energy Top 5 Bull 2X ETF	-	938,926	2,033,474	-	321,469	-
Direxion Daily F Bear 1X ETF	-	-	1,941,965	-	-	(45,226)
Direxion Daily F Bull 2X ETF	-	458,040	2,944,380	-	175,711	-
Direxion Daily Gold Miners Index Bear 2X Shares	-	-	194,402,700	-	7,542,190	(16,512,435)
Direxion Daily Gold Miners Index Bull 2X Shares	665,568,687	-	881,370,620	-	138,356,650	-
Direxion Daily GOOGL Bear 1X Shares	-	-	9,376,337	-	-	(445,177)
Direxion Daily GOOGL Bull 2X Shares	-	83,500,196	1,082,926,547	-	126,479,330	-
Direxion Daily HOOD Bull 2X ETF	-	194,881	5,921,355	-	-	(1,792,601)
Direxion Daily INTC Bull 2X ETF	-	1,559,626	18,801,758	-	1,604,764	(956,277)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	-	-	59,574,096	-	3,113,437	(4,045,016)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	231,305,869	-	629,811,791	-	60,181,140	(42,120,452)
Direxion Daily LLY Bear 1X Shares	-	-	1,774,989	-	27,778	(24,097)
Direxion Daily LLY Bull 2X Shares	-	2,486,049	14,336,703	-	384,516	(643,953)
Direxion Daily LMT Bear 1X ETF	-	-	2,039,303	-	-	(352,572)
Direxion Daily LMT Bull 2X ETF	-	876,492	5,724,245	-	449,022	(3,096)
Direxion Daily Magnificent 7 Bear 1X Shares	-	-	18,764,185	-	37,574	(52,990)
Direxion Daily Magnificent 7 Bull 2X Shares	-	49,290,433	51,054,631	-	54,185	(419,230)
Direxion Daily META Bear 1X Shares	-	-	9,157,674	-	-	(525,862)
Direxion Daily META Bull 2X Shares	-	56,268,178	621,491,476	-	28,637,771	(16,638,510)
Direxion Daily MSCI Brazil Bull 2X Shares	57,742,174	-	119,239,541	-	26,601,969	-
Direxion Daily MSCI India Bull 2X Shares	32,902,605	-	30,240,818	-	-	(3,582,250)
Direxion Daily MSFT Bear 1X Shares	-	-	8,308,575	-	812,045	-
Direxion Daily MSFT Bull 2X Shares	-	69,508,186	462,495,977	-	-	(69,838,009)
Direxion Daily MU Bear 1X Shares	-	-	77,428,968	-	-	(12,587,904)
Direxion Daily MU Bull 2X Shares	-	175,361,893	1,343,875,729	-	94,975,056	(9,813,138)
Direxion Daily NFLX Bear 1X Shares	-	-	3,567,723	-	519,795	-
Direxion Daily NFLX Bull 2X Shares	-	24,919,844	173,968,492	-	-	(30,769,346)
Direxion Daily NVDA Bear 1X Shares	-	-	22,969,139	-	-	(630,840)
Direxion Daily NVDA Bull 2X Shares	-	73,528,284	536,618,097	-	31,635,585	-
Direxion Daily NYSE FANG+ Bull 2X Shares	-	50,274,810	68,408,666	-	-	(7,235,573)
Direxion Daily ORCL Bear 1X ETF	-	-	6,678,294	-	993,899	-
Direxion Daily ORCL Bull 2X ETF	-	1,014,800	27,276,287	-	-	(6,370,019)
Direxion Daily PANW Bear 1X Shares	-	-	2,877,493	-	205,242	-
Direxion Daily PANW Bull 2X Shares	-	1,038,283	9,562,529	-	-	(1,261,067)
Direxion Daily PLTR Bear 1X Shares	-	-	43,305,190	-	10,080,251	-
Direxion Daily PLTR Bull 2X Shares	-	78,729,531	646,951,686	-	-	(228,336,866)
Direxion Daily QCOM Bear 1X ETF	-	-	2,203,403	-	347,601	-
Direxion Daily QCOM Bull 2X ETF	-	397,015	6,749,479	-	-	(1,412,158)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	14,786,371	-	19,060,615	-	1,466,464	-
Direxion Daily S&P 500® Bear 1X Shares	-	-	207,915,101	-	-	(622,919)
Direxion Daily S&P 500® Bull 2X Shares	-	218,808,949	15,094,418	-	4,880,154	-
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	-	-	51,454,883	-	-	(6,341,267)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	-	182,702,423	78,723,297	-	22,461,032	-
Direxion Daily Semiconductors Top 5 Bear 2X ETF	-	-	1,757,929	-	-	(250,865)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	-	1,369,301	3,699,210	-	487,203	-
Direxion Daily SHOP Bear 1X ETF	-	-	1,669,071	-	459,159	-
Direxion Daily SHOP Bull 2X ETF	-	676,228	7,091,129	-	-	(2,617,446)
Direxion Daily Technology Top 5 Bear 2X ETF	-	-	2,907,178	-	530,462	-
Direxion Daily Technology Top 5 Bull 2X ETF	-	912,868	1,726,586	-	-	(337,494)
Direxion Daily TSLA Bear 1X Shares	-	-	76,138,260	-	4,291,218	-
Direxion Daily TSLA Bull 2X Shares	-	541,475,579	6,177,955,190	-	-	(898,054,921)

	Asset Class					Liability Class
		Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts	Total Return Swap Contracts	Total Return Swap Contracts
Direxion Daily TSM Bear 1X Shares	-	-	2,936,401	-	-	(176,103)
Direxion Daily TSM Bull 2X Shares	-	36,872,976	270,333,316	-	24,302,152	(1,422,978)
Direxion Daily Uranium Industry Bull 2X Shares	-	35,185,794	50,449,776	-	14,080,899	(2,054,354)
Direxion Daily XOM Bear 1X Shares	-	-	2,154,998	-	-	(294,426)
Direxion Daily XOM Bull 2X Shares	-	785,477	5,812,062	-	693,413	(35,934)
Direxion Daily 20+ Year Treasury Bear 3X Shares	-	-	159,903,474	-	4,665,859	-
Direxion Daily 20+ Year Treasury Bull 3X Shares	-	2,331,851,477	1,160,932,461	-	-	(83,192,537)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-	-	10,098,475	-	254,165	-
Direxion Daily 7-10 Year Treasury Bull 3X Shares	34,583,684	-	11,495,177	-	-	(825,775)
Direxion Daily Aerospace & Defense Bull 3X Shares	361,368,709	-	124,912,223	-	74,710,046	-
Direxion Daily Consumer Discretionary Bull 3X Shares	16,463,143	-	7,163,466	-	37,982	(356,444)
Direxion Daily Dow Jones Internet Bear 3X Shares	-	-	11,300,137	-	1,394,604	-
Direxion Daily Dow Jones Internet Bull 3X Shares	71,476,166	-	37,187,511	-	-	(7,005,251)
Direxion Daily Financial Bear 3X Shares	-	-	97,316,251	-	8,414,608	-
Direxion Daily Financial Bull 3X Shares	1,718,931,643	-	773,581,065	-	-	(132,348,062)
Direxion Daily FTSE China Bear 3X Shares	-	-	155,576,573	-	189,081	(6,406,464)
Direxion Daily FTSE China Bull 3X Shares	543,474,392	-	487,743,597	-	55,804,807	-
Direxion Daily FTSE Europe Bull 3X Shares	-	22,047,550	27,860,956	-	5,851,385	-
Direxion Daily Healthcare Bull 3X Shares	-	128,082,782	38,892,196	-	219,566	(2,502,723)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	-	383,687,747	181,991,332	-	16,133,223	(7,107,040)
Direxion Daily Industrials Bull 3X Shares	-	27,112,704	12,952,237	-	4,475,077	-
Direxion Daily Mid Cap Bull 3X Shares	-	56,057,540	25,473,979	-	3,947,474	-
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-	-	20,701,457	-	-	(2,906,444)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	-	14,574,592	178,937,332	-	28,810,018	(400,291)
Direxion Daily MSCI Mexico Bull 3X Shares	11,056,838	-	19,477,315	-	3,879,668	(374,258)
Direxion Daily MSCI South Korea Bull 3X Shares	242,256,489	-	246,705,414	-	134,575,083	(11,444,191)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	-	13,562,041	5,903,284	-	-	(752,256)
Direxion Daily Real Estate Bear 3X Shares	-	-	40,724,682	-	-	(1,909,749)
Direxion Daily Real Estate Bull 3X Shares	-	39,348,419	14,166,404	-	2,327,488	-
Direxion Daily Regional Banks Bull 3X Shares	-	404,296,533	179,942,788	-	34,455,214	-
Direxion Daily Retail Bull 3X Shares	-	22,128,371	11,864,201	-	-	(1,199,907)
Direxion Daily S&P 500® Bear 3X Shares	-	-	319,895,187	-	-	(5,930,071)
Direxion Daily S&P 500® Bull 3X Shares	-	4,124,083,121	1,627,283,881	-	130,034,122	-
Direxion Daily S&P 500® High Beta Bear 3X Shares	-	-	20,818,143	-	99,622	(831,509)
Direxion Daily S&P 500® High Beta Bull 3X Shares	-	42,112,182	19,049,216	-	3,028,605	-
Direxion Daily S&P Biotech Bear 3X Shares	-	-	75,932,398	-	2,245,961	(2,322,054)
Direxion Daily S&P Biotech Bull 3X Shares	-	315,720,747	292,178,833	-	17,785,443	(5,767,326)
Direxion Daily Semiconductor Bear 3X Shares	-	-	1,427,562,668	-	-	(313,298,135)
Direxion Daily Semiconductor Bull 3X Shares	-	8,424,803,752	4,970,832,467	-	3,252,092,569	-
Direxion Daily Small Cap Bear 3X Shares	-	-	243,498,944	-	3,130,652	(9,024,931)
Direxion Daily Small Cap Bull 3X Shares	1,108,576,454	-	542,814,485	-	88,328,752	-
Direxion Daily Technology Bear 3X Shares	-	-	78,816,352	-	1,675,260	(583,269)
Direxion Daily Technology Bull 3X Shares	-	2,780,193,135	1,310,591,643	-	33,681,069	(122,038,918)
Direxion Daily Transportation Bull 3X Shares	-	11,256,935	3,267,568	-	238,022	-
Direxion Daily Utilities Bull 3X Shares	-	34,046,541	16,208,761	-	1,446,650	-